Vanguard® FTSE All-World ex-US Small-Cap Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.1%)
Australia (4.6%)
	Sigma Healthcare Ltd.	14,224,124	26,274
	HUB24 Ltd.	259,462	17,611
*	Sandfire Resources Ltd.	1,502,190	10,106
	Perseus Mining Ltd.	4,504,306	9,404
	Ramelius Resources Ltd.	5,706,312	9,181
	Ventia Services Group Pty Ltd.	2,643,499	8,802
	AUB Group Ltd.	380,269	8,260
*	Genesis Minerals Ltd.	3,466,186	8,141
*	Zip Co. Ltd.	3,896,583	7,902
	Pinnacle Investment Management Group Ltd.	537,662	7,630
	nib holdings Ltd.	1,583,931	7,520
*	Capricorn Metals Ltd.	1,253,635	7,181
	Reliance Worldwide Corp. Ltd.	2,518,932	6,925
	Breville Group Ltd.	330,758	6,917
	Gold Road Resources Ltd.	3,426,593	6,864
	Eagers Automotive Ltd.	500,249	6,265
	National Storage REIT	4,034,362	6,186
*,1	DroneShield Ltd.	2,585,173	6,180
*	Regis Resources Ltd.	2,335,514	6,090
	Charter Hall Long Wale REIT	2,210,774	5,866
	Brickworks Ltd.	262,972	5,519
	ARB Corp. Ltd.	247,683	5,312
*	West African Resources Ltd.	3,443,912	5,156
*	Vault Minerals Ltd.	21,970,842	5,086
	Super Retail Group Ltd.	513,239	5,020
*	Temple & Webster Group Ltd.	317,739	4,952
*	Megaport Ltd.	513,279	4,903
*	Westgold Resources Ltd.	2,969,246	4,848
*	Paladin Energy Ltd.	1,230,400	4,819
	HomeCo Daily Needs REIT	5,821,558	4,785
	Nine Entertainment Co. Holdings Ltd.	4,392,679	4,772
[2]	Viva Energy Group Ltd.	3,559,203	4,763
*	Austal Ltd.	1,128,039	4,734
	Charter Hall Retail REIT	1,877,275	4,666
*	Mesoblast Ltd.	3,041,203	4,597
*	PEXA Group Ltd.	442,105	4,489
	Codan Ltd.	335,360	4,484
	Ingenia Communities Group	1,325,386	4,455
	Lovisa Holdings Ltd.	202,444	4,397
*	BWP Trust	1,845,779	4,237
	Centuria Industrial REIT	2,054,128	4,181
	EVT Ltd.	385,464	4,181
	Generation Development Group Ltd.	1,071,563	4,145
	Premier Investments Ltd.	299,892	4,055
	Corporate Travel Management Ltd.	399,531	3,993
*	Neuren Pharmaceuticals Ltd.	355,835	3,902
	Monadelphous Group Ltd.	305,183	3,805
*	Emerald Resources NL	1,647,004	3,615
	Tabcorp Holdings Ltd.	7,243,622	3,578
	Waypoint REIT Ltd.	2,118,920	3,417
	GrainCorp Ltd. Class A	696,002	3,378
*	Superloop Ltd.	1,562,352	3,348
	Champion Iron Ltd.	1,231,443	3,254
*	IperionX Ltd.	847,997	3,193
*	WEB Travel Group Ltd.	1,102,217	3,147
*	Judo Capital Holdings Ltd.	3,253,221	3,138
*,1	Liontown Resources Ltd.	6,302,460	3,112
	Arena REIT	1,318,881	3,103
	Imdex Ltd.	1,597,064	3,101
	IRESS Ltd.	604,546	3,067

		Shares	Market Value ($000)
	Nick Scali Ltd.	247,987	3,046
	Perenti Ltd.	2,714,444	3,045
	Nickel Industries Ltd.	6,354,359	2,985
	NRW Holdings Ltd.	1,433,414	2,960
	Karoon Energy Ltd.	2,463,748	2,947
	Elders Ltd.	635,556	2,944
	Bega Cheese Ltd.	855,038	2,847
*	Deep Yellow Ltd.	2,934,944	2,796
	Helia Group Ltd.	848,938	2,748
*	Guzman y Gomez Ltd.	155,660	2,738
*	Catapult Group International Ltd.	639,918	2,709
	Inghams Group Ltd.	1,219,924	2,702
*	SiteMinder Ltd.	811,873	2,692
	Regis Healthcare Ltd.	502,261	2,683
	Centuria Capital Group	2,213,881	2,619
	IPH Ltd.	759,669	2,549
*	Resolute Mining Ltd.	6,320,647	2,492
	DigiCo Infrastructure REIT	1,183,505	2,490
	Amotiv Ltd.	440,968	2,482
	Service Stream Ltd.	1,950,721	2,480
	Bapcor Ltd.	997,114	2,461
*	Bellevue Gold Ltd.	4,721,969	2,434
	Data#3 Ltd.	479,668	2,308
	Hansen Technologies Ltd.	600,609	2,307
	HMC Capital Ltd.	985,850	2,245
	Charter Hall Social Infrastructure REIT	1,175,919	2,234
	Collins Foods Ltd.	371,146	2,204
	Credit Corp. Group Ltd.	220,817	2,176
	Aussie Broadband Ltd.	753,518	2,173
*	Nanosonics Ltd.	838,282	2,171
	SmartGroup Corp. Ltd.	419,896	2,125
	McMillan Shakespeare Ltd.	181,770	2,079
*,1	Clarity Pharmaceuticals Ltd.	747,001	2,064
	oOh!media Ltd.	1,747,416	2,017
*	Tuas Ltd.	581,787	1,994
	SRG Global Ltd.	1,793,371	1,908
*	Macquarie Technology Group Ltd.	42,620	1,898
	Dexus Industria REIT	1,035,901	1,866
	Johns Lyng Group Ltd.	741,175	1,844
*	Nufarm Ltd.	1,075,588	1,776
	Integral Diagnostics Ltd.	1,036,479	1,775
	Ridley Corp. Ltd.	927,269	1,728
*	PolyNovo Ltd.	2,083,663	1,702
	Dicker Data Ltd.	290,882	1,622
*,1,3	Opthea Ltd.	4,172,663	1,609
*	Silex Systems Ltd.	596,688	1,605
	MyState Ltd.	571,590	1,579
	Myer Holdings Ltd.	3,994,465	1,542
	Abacus Storage King	1,503,672	1,542
	Rural Funds Trust	1,319,583	1,540
*	Alpha HPA Ltd.	2,700,303	1,510
*	Boss Energy Ltd.	1,341,172	1,477
	Kelsian Group Ltd.	614,279	1,467
	Australian Ethical Investment Ltd.	292,378	1,466
	Growthpoint Properties Australia Ltd.	891,066	1,399
	PWR Holdings Ltd.	278,288	1,395
	Stanmore Resources Ltd.	993,325	1,345
	G8 Education Ltd.	2,313,220	1,334
	Bravura Solutions Ltd.	948,063	1,301
*	Amplitude Energy Ltd.	7,885,313	1,290
	Accent Group Ltd.	1,347,612	1,284
*	Fleetpartners Group Ltd.	723,952	1,273
[1]	Maas Group Holdings Ltd.	475,778	1,256
	Clinuvel Pharmaceuticals Ltd.	150,680	1,249
	Centuria Office REIT	1,495,793	1,218
*,1	Chalice Mining Ltd.	1,193,255	1,205
*,1	Vulcan Energy Resources Ltd.	505,455	1,175
	Jumbo Interactive Ltd.	170,010	1,143
*	Nuix Ltd.	755,078	1,136
	Healius Ltd.	2,282,487	1,120

		Shares	Market Value ($000)
	Cromwell Property Group	4,204,030	1,118
	Australian Clinical Labs Ltd.	616,948	1,092
	GWA Group Ltd.	657,836	1,067
*	Select Harvests Ltd.	478,972	1,056
	Cedar Woods Properties Ltd.	218,299	1,039
*,1	Weebit Nano Ltd.	673,374	1,039
	Abacus Group	1,318,254	1,018
	Navigator Global Investments Ltd. (XASX)	811,669	996
*,1	Audinate Group Ltd.	252,198	988
*	Tyro Payments Ltd.	1,563,323	953
[1]	Regal Partners Ltd.	504,523	941
*	Fineos Corp. Ltd. GDR	525,459	932
*,1	Arafura Rare Earths Ltd.	8,290,229	924
	Infomedia Ltd.	1,099,278	914
[1]	Lifestyle Communities Ltd.	312,924	885
	Australian Finance Group Ltd.	599,683	854
	Redox Ltd.	568,314	824
	GDI Property Group Partnership	1,879,489	813
	Vulcan Steel Ltd.	207,769	802
[3]	Leo Lithium Ltd.	3,703,310	793
*	EML Payments Ltd.	1,064,108	766
*	Webjet Group Ltd.	1,309,270	747
	Platinum Asset Management Ltd.	1,727,225	737
*,1	BrainChip Holdings Ltd.	5,534,197	720
	HealthCo REIT	1,396,267	701
*	Omni Bridgeway Ltd.	718,991	658
*	Mayne Pharma Group Ltd.	206,711	657
	Kogan.com Ltd.	265,554	657
*	St. Barbara Ltd.	3,662,382	631
*,1	Star Entertainment Group Ltd.	8,349,245	585
	Solvar Ltd.	557,452	572
	Praemium Ltd.	1,249,711	562
*,3	AVZ Minerals Ltd.	8,431,227	542
*,1	Strike Energy Ltd.	7,382,119	541
*,1	Novonix Ltd.	1,852,516	531
*	Alkane Resources Ltd.	1,153,756	527
*	Baby Bunting Group Ltd.	446,506	515
*,1	Sayona Mining Ltd.	37,964,072	505
*	Emeco Holdings Ltd.	871,638	497
*,1,3	Syrah Resources Ltd.	1,915,539	467
*	Aurelia Metals Ltd.	4,147,425	465
	Humm Group Ltd.	1,259,628	464
*	29Metals Ltd.	2,519,522	457
*	OFX Group Ltd.	792,206	421
*,1	Core Lithium Ltd.	6,596,018	409
*	Carnarvon Energy Ltd.	6,033,601	385
*,1	ioneer Ltd.	5,233,765	383
*,1	Wildcat Resources Ltd.	3,573,000	353
*	Australian Agricultural Co. Ltd.	380,181	337
*	Coast Entertainment Holdings Ltd.	1,327,454	320
*	Mount Gibson Iron Ltd.	1,197,392	299
[2]	Coronado Global Resources Inc. GDR	1,989,005	246
*	Catalyst Metals Ltd.	50,812	165
*,3	Firefinch Ltd.	4,116,778	159
*	Predictive Discovery Ltd.	507,345	137
*,1	Imugene Ltd.	676,125	117
*,1	Cettire Ltd.	678,309	112
*	Southern Cross Gold Consolidated Ltd. GDR	31,213	109
*	Develop Global Ltd.	39,505	108
*	Pantoro Gold Ltd.	33,164	77
*,3	ESG Minerals	183,648	—
			522,226
Austria (0.9%)
[2]	BAWAG Group AG	259,070	32,697
	Wienerberger AG	347,764	11,658
	voestalpine AG	395,485	10,888
	Vienna Insurance Group AG Wiener Versicherung Gruppe	117,707	6,211
	DO & Co. AG	25,294	5,706
[1]	Strabag SE	56,893	5,348

		Shares	Market Value ($000)
	UNIQA Insurance Group AG	367,199	5,290
[1]	Oesterreichische Post AG	107,737	3,758
	EVN AG	117,524	3,176
[1]	CA Immobilien Anlagen AG	90,157	2,401
*	CPI Europe AG	106,741	2,217
	Palfinger AG	44,297	1,842
	Porr AG	53,796	1,809
*,1	AT&S Austria Technologie & Systemtechnik AG	86,260	1,734
*,1	Lenzing AG	61,825	1,729
[1]	Schoeller-Bleckmann Oilfield Equipment AG	35,798	1,185
[1]	Agrana Beteiligungs AG	36,644	489
*	Eurotelesites AG	66,517	390
			98,528
Belgium (1.1%)
	Aedifica SA	157,431	11,585
	Cofinimmo SA	126,444	10,976
	Financiere de Tubize SA	63,975	10,759
	Umicore SA	621,791	9,827
	KBC Ancora	126,157	9,171
	Azelis Group NV	578,996	8,996
	Solvay SA	238,880	7,485
	Melexis NV	66,860	5,114
	Montea NV	68,649	5,111
	Fagron	204,587	5,059
	VGP NV	45,163	4,749
	Bekaert SA	104,287	4,295
[1]	Xior Student Housing NV	119,525	4,218
[1]	Shurgard Self Storage Ltd. (XBRU)	104,921	4,163
	Colruyt Group NV	90,427	3,863
	Gimv NV	80,484	3,857
	Proximus SADP	410,966	3,415
	Deme Group NV	21,736	3,253
	Barco NV	192,640	3,002
	Retail Estates NV	38,213	2,839
[1]	Tessenderlo Group SA	65,233	1,941
	Kinepolis Group NV	45,504	1,883
*	Ontex Group NV	183,407	1,422
	Vastned NV	34,498	1,166
*	bpost SA	358,121	896
*,1	CMB Tech NV	5,107	45
			129,090
Brazil (1.0%)
	Cia de Saneamento do Parana	1,001,466	6,099
	Kinea Rendimentos Imobiliarios FII (BVMF)	272,290	5,105
	Kinea Indice de Precos FII	265,405	4,154
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	846,109	3,705
	Xp Malls Fdo Inv Imob Fii	188,684	3,430
*	Serena Energia SA	1,497,352	3,169
	Patria Log Fundo de Investimento Imobiliario Responsabilidade Limitada	113,394	3,123
	Cogna Educacao SA	6,153,427	3,033
	Cia de Saneamento de Minas Gerais Copasa MG.	631,523	2,917
	Direcional Engenharia SA	414,263	2,885
	Azzas 2154 SA	424,152	2,703
	Maxi Renda FII (BVMF)	1,430,350	2,452
	FII BTLG	132,993	2,351
	Cury Construtora e Incorporadora SA	446,000	2,345
	Kinea Renda Imobiliaria FII	91,731	2,329
	Iguatemi SA (BVMF)	617,782	2,287
	Fleury SA	773,138	1,981
	Vivara Participacoes SA	417,404	1,895
	Odontoprev SA	881,899	1,892
	XP Log FII (BVMF)	102,309	1,808
	Trx Real Estate FII	98,684	1,757
	YDUQS Participacoes SA	759,125	1,754
	Vinci Shopping Centers FII (BVMF)	93,407	1,724
	Patria Renda Urbana Fundo de Investimento Imobiliario Responsabilidade Limitada	76,719	1,699
	Kinea High Yield CRI - FII	92,029	1,666
*	IRB Brasil Resseguros SA	181,394	1,474
	Magazine Luiza SA	1,143,400	1,442

		Shares	Market Value ($000)
*	Hidrovias do Brasil SA (BVMF)	2,233,685	1,412
	Wilson Sons SA	445,900	1,409
*	MRV Engenharia e Participacoes SA	1,313,592	1,396
	Hedge Brasil Shopping FII	419,330	1,393
	Fii UBS Br Receb Imob	93,128	1,380
	FII Iridium	125,658	1,376
	Capitania Securities II FII	1,052,975	1,369
	Dexco SA	1,336,100	1,348
*	EcoRodovias Infraestrutura e Logistica SA	1,090,061	1,312
	Fras-Le SA	311,099	1,312
*	Orizon Valorizacao de Residuos SA	151,871	1,301
*	Minerva SA	1,452,406	1,281
	Fundo De Investimento Imobiliario VBI Prime Properties	91,292	1,214
	Fundo De Investimento Imobiliario TG Ativo Real	77,779	1,139
	Petroreconcavo SA	456,370	1,094
	Vulcabras SA	323,700	1,088
	Iochpe Maxion SA	415,344	1,081
	Tres Tentos Agroindustrial SA	368,724	898
	Tupy SA	307,531	885
	Mahle-Metal Leve SA	172,900	883
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,279,100	877
	JHSF Participacoes SA	906,400	834
	Ez Tec Empreendimentos e Participacoes SA	329,300	807
	SIMPAR SA	1,051,300	805
	Grendene SA	874,583	787
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	307,400	776
*	CVC Brasil Operadora e Agencia de Viagens SA	1,788,353	754
	Pet Center Comercio e Participacoes SA	1,054,160	745
[2]	LWSA SA	1,091,083	737
	Mills Locacao Servicos e Logistica SA	358,205	720
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	192,512	707
*	Cia Brasileira de Distribuicao	1,109,523	697
*	Oncoclinicas do Brasil Servicos Medicos SA	681,700	663
	Grupo SBF SA	311,908	612
*	Cia Brasileira de Aluminio	689,098	576
	LOG Commercial Properties e Participacoes SA	152,065	571
*	Log-in Logistica Intermodal SA	94,719	432
	Armac Locacao Logistica E Servicos SA	569,500	360
	Camil Alimentos SA	318,003	258
*	Diagnosticos da America SA	413,260	92
	Construtora Tenda SA	17,407	66
			108,626
Canada (16.2%)
	WSP Global Inc.	432,601	89,074
*	Celestica Inc.	384,700	76,909
	RB Global Inc.	615,213	66,614
	Kinross Gold Corp.	4,081,304	65,302
	Emera Inc.	989,781	46,475
	GFL Environmental Inc.	828,309	41,714
	Stantec Inc.	378,330	41,355
	AtkinsRealis Group Inc.	579,304	41,019
*	First Quantum Minerals Ltd.	2,253,593	37,880
	ARC Resources Ltd.	1,936,257	37,800
	TMX Group Ltd.	916,048	37,247
	Element Fleet Management Corp.	1,338,063	34,804
	Alamos Gold Inc. Class A	1,380,909	33,556
*	Bombardier Inc. Class B	285,546	33,297
	Pan American Silver Corp.	1,178,203	31,827
	Whitecap Resources Inc.	4,049,606	30,571
	iA Financial Corp. Inc.	308,596	30,207
*	CAE Inc.	1,055,077	30,085
*	Descartes Systems Group Inc.	281,955	29,789
	AltaGas Ltd.	982,766	29,016
	Toromont Industries Ltd.	270,273	27,404
	FirstService Corp.	134,307	26,474
	Open Text Corp.	860,194	25,317
	Gildan Activewear Inc.	492,657	24,885
	Keyera Corp.	757,852	23,792
	Lundin Mining Corp.	2,265,267	23,133

		Shares	Market Value ($000)
	TFI International Inc.	262,267	22,808
	Canadian Tire Corp. Ltd. Class A	169,532	22,706
	Colliers International Group Inc.	143,944	21,707
	Finning International Inc.	445,293	19,404
	Capital Power Corp.	461,420	19,341
*	Ivanhoe Mines Ltd. Class A	2,469,879	19,269
	South Bow Corp.	685,378	18,000
	Saputo Inc.	815,690	17,107
	Canadian Apartment Properties REIT	531,197	16,964
*	Aritzia Inc.	311,565	16,723
	MEG Energy Corp.	842,503	16,606
	Definity Financial Corp.	304,106	16,384
	Brookfield Renewable Corp.	445,304	16,284
	Onex Corp.	197,364	16,056
	Brookfield Infrastructure Corp. Class A	394,740	15,410
	OR Royalties Inc.	551,686	15,281
	Lundin Gold Inc.	326,580	15,115
[1]	Algonquin Power & Utilities Corp.	2,539,165	14,972
	Northland Power Inc.	859,685	14,047
	B2Gold Corp.	4,161,394	13,995
*	Eldorado Gold Corp.	674,715	13,824
*	Kinaxis Inc.	91,844	13,631
*	Equinox Gold Corp.	2,207,266	13,445
	PrairieSky Royalty Ltd.	775,373	13,335
	Parkland Corp.	461,070	13,014
	RioCan REIT	984,946	12,546
	West Fraser Timber Co. Ltd.	175,283	12,152
	Hudbay Minerals Inc.	1,301,872	12,083
	Chartwell Retirement Residences	916,054	11,708
*	IAMGOLD Corp.	1,722,496	11,636
*	NexGen Energy Ltd.	1,733,671	11,636
	First Majestic Silver Corp.	1,424,523	11,330
	Granite REIT	204,534	10,789
	TransAlta Corp.	891,533	10,726
	Stella-Jones Inc.	184,010	10,490
	OceanaGold Corp.	768,137	10,450
*	Capstone Copper Corp.	1,826,533	10,243
	Boyd Group Services Inc.	71,384	9,894
	Gibson Energy Inc.	539,190	9,721
	First Capital REIT	706,858	9,484
	Choice Properties REIT	916,134	9,382
	CI Financial Corp.	398,634	9,186
	Atco Ltd. Class I	246,076	8,912
	IGM Financial Inc.	262,601	8,695
	Premium Brands Holdings Corp.	133,638	8,472
*	ATS Corp.	272,881	8,281
*	Torex Gold Resources Inc.	285,716	8,048
*	SSR Mining Inc.	669,413	7,996
	Dream Industrial REIT	948,969	7,890
	SmartCentres REIT	428,531	7,856
	Boralex Inc. Class A	335,560	7,595
	Methanex Corp.	220,843	7,383
*	Air Canada	521,882	7,269
	H&R REIT	857,494	7,173
*	BlackBerry Ltd.	1,909,017	7,027
	Topaz Energy Corp.	377,787	7,021
	Boardwalk REIT	134,055	6,913
	Linamar Corp.	128,405	6,209
	Russel Metals Inc.	185,491	5,941
*	Bausch Health Cos. Inc.	974,610	5,747
*	Lightspeed Commerce Inc.	446,592	5,566
	North West Co. Inc.	157,882	5,419
	BRP Inc.	104,494	5,283
	Maple Leaf Foods Inc.	248,590	5,246
	Allied Properties REIT	411,267	5,135
	Quebecor Inc. Class B	171,771	4,832
	Centerra Gold Inc.	686,946	4,675
[1]	Baytex Energy Corp.	2,187,643	4,642
*	Novagold Resources Inc.	832,467	4,308
	Vermilion Energy Inc.	504,884	4,143

		Shares	Market Value ($000)
	GFL Environmental Inc. (XTSE)	75,818	3,817
	Paramount Resources Ltd. Class A	245,641	3,778
	Parex Resources Inc.	316,652	3,757
	Superior Plus Corp.	743,308	3,712
	Primaris REIT	341,043	3,630
	Transcontinental Inc. Class A	245,204	3,410
	Enghouse Systems Ltd.	148,008	2,451
	Winpak Ltd.	80,534	2,379
	Westshore Terminals Investment Corp.	111,496	2,270
	First National Financial Corp.	59,325	2,065
*	Canfor Corp.	188,709	1,849
	Cargojet Inc.	25,865	1,847
	OR Royalties Inc. (XTSE)	65,199	1,807
	Cogeco Communications Inc.	34,216	1,541
	Peyto Exploration & Development Corp.	45,697	641
*	MDA Space Ltd.	22,717	636
*	IAMGOLD Corp. (XTSE)	87,004	588
*	New Gold Inc.	130,642	547
*	Athabasca Oil Corp.	119,437	505
	Secure Waste Infrastructure Corp.	45,555	498
*	K92 Mining Inc.	41,143	427
*	Denison Mines Corp.	204,169	420
*	Orla Mining Ltd.	42,119	392
	goeasy Ltd.	2,891	382
	Dundee Precious Metals Inc.	22,723	367
	Freehold Royalties Ltd.	37,915	365
	EQB Inc.	4,900	364
*	ERO Copper Corp.	25,614	347
	Sprott Inc.	4,799	323
*	Fortuna Mining Corp.	47,367	306
	Labrador Iron Ore Royalty Corp.	15,503	298
*	Wesdome Gold Mines Ltd.	24,819	296
	Tamarack Valley Energy Ltd.	75,400	296
*	NuVista Energy Ltd.	26,698	282
	TerraVest Industries Inc.	2,200	271
*	G Mining Ventures Corp.	22,783	267
	Altus Group Ltd.	6,200	259
*	Skeena Resources Ltd.	18,212	256
	Birchcliff Energy Ltd.	50,663	247
*	NGEx Minerals Ltd.	17,329	245
	Pet Valu Holdings Ltd.	9,200	223
	Triple Flag Precious Metals Corp.	9,503	217
*	NFI Group Inc.	15,700	216
	Sienna Senior Living Inc.	16,627	215
	Killam Apartment REIT	16,043	212
*	Advantage Energy Ltd.	24,900	199
*	Lightspeed Commerce Inc. (XTSE)	14,700	183
	Exchange Income Corp.	3,700	175
*	Trisura Group Ltd.	5,464	167
	Richelieu Hardware Ltd.	6,641	166
*	Seabridge Gold Inc.	10,703	164
*	Allied Gold Corp.	12,000	154
	Aura Minerals Inc.	5,341	130
	Strathcona Resources Ltd.	4,801	118
	Brookfield Business Corp. Class A	3,744	115
*	International Petroleum Corp.	6,213	104
	Leon's Furniture Ltd.	1,700	33
			1,849,036
Chile (0.1%)
	Parque Arauco SA	2,235,145	4,560
	Engie Energia Chile SA	1,402,139	1,714
	Vina Concha y Toro SA	1,592,394	1,703
	Empresa Nacional de Telecomunicaciones SA	455,618	1,497
	SMU SA	9,340,936	1,478
	Ripley Corp. SA	3,005,610	1,273
	Inversiones La Construccion SA	106,537	1,170
	Inversiones Aguas Metropolitanas SA	1,318,024	1,118
*	CAP SA	189,969	904
	SONDA SA	1,117,453	370

		Shares	Market Value ($000)
	Salfacorp SA	201,956	149
			15,936
China (6.0%)
[2]	Meitu Inc.	9,948,000	15,213
*,2	NetEase Cloud Music Inc.	256,550	8,312
	Atour Lifestyle Holdings Ltd. ADR	223,980	7,575
*,1,2	Ascentage Pharma Group International	818,900	7,442
*,1,2	InnoCare Pharma Ltd.	3,234,000	7,409
*,1	Kingsoft Cloud Holdings Ltd.	7,358,275	7,181
	China Gold International Resources Corp. Ltd.	785,900	6,756
	XD Inc.	921,000	6,130
	Dongyue Group Ltd.	4,261,000	5,632
*	Hesai Group ADR	283,638	5,389
*,1	Sunac China Holdings Ltd.	26,326,000	5,218
	Chinasoft International Ltd.	7,104,304	5,132
*,1	UBTech Robotics Corp. Ltd.	413,500	4,696
	Fufeng Group Ltd.	4,123,864	4,553
*,2	Keymed Biosciences Inc.	569,500	4,431
	TCL Electronics Holdings Ltd.	3,326,122	4,308
	China Nonferrous Mining Corp. Ltd.	4,347,000	4,223
[2]	Simcere Pharmaceutical Group Ltd.	2,289,000	3,838
*,2	Tuhu Car Inc.	1,497,900	3,837
[1]	Grand Pharmaceutical Group Ltd.	3,330,740	3,684
*,1	Qunabox Group Ltd.	252,164	3,594
	Hello Group Inc. ADR	387,173	3,186
[1]	Shanghai Conant Optical Co. Ltd. Class H	565,000	3,145
*	Lifetech Scientific Corp.	11,938,058	3,092
*,1,2	Weimob Inc.	10,908,000	3,040
	FinVolution Group ADR	344,783	2,962
	China Overseas Property Holdings Ltd.	4,295,000	2,948
	China Water Affairs Group Ltd.	3,699,600	2,903
*	EHang Holdings Ltd. ADR	161,663	2,829
*,1	Shanghai MicroPort MedBot Group Co. Ltd.	1,015,000	2,821
[2,3]	YiChang HEC ChangJiang Pharmaceutical Co. Ltd. Class H	1,392,600	2,803
*,2	Mobvista Inc.	2,449,000	2,788
[1]	China Tobacco International HK Co. Ltd.	643,000	2,693
	Greentown Service Group Co. Ltd.	4,349,255	2,648
*	DPC Dash Ltd.	245,300	2,648
[1]	Shoucheng Holdings Ltd.	10,915,246	2,573
	Consun Pharmaceutical Group Ltd.	1,455,000	2,552
*	Newborn Town Inc.	1,882,685	2,540
	LexinFintech Holdings Ltd. ADR	385,103	2,453
	China Datang Corp. Renewable Power Co. Ltd. Class H	8,259,000	2,419
[2]	Genertec Universal Medical Group Co. Ltd.	2,917,309	2,388
*	ANE Cayman Inc.	2,282,500	2,369
	JinkoSolar Holding Co. Ltd. ADR	106,017	2,326
	Q Technology Group Co. Ltd.	1,523,000	2,296
	Sihuan Pharmaceutical Holdings Group Ltd.	13,458,000	2,226
	Harbin Electric Co. Ltd. Class H	2,317,813	2,210
	Onewo Inc. Class H	763,100	2,179
	Gushengtang Holdings Ltd.	464,700	2,117
	Lonking Holdings Ltd.	6,249,313	2,109
	Bank of Chongqing Co. Ltd. Class H	2,137,343	2,109
	PAX Global Technology Ltd.	2,391,062	2,071
*,2,3	New Horizon Health Ltd.	1,143,500	2,060
	Tianli International Holdings Ltd.	4,098,202	2,047
*	COFCO Joycome Foods Ltd.	9,081,000	2,017
*,2	Alphamab Oncology	1,552,000	1,967
	Fu Shou Yuan International Group Ltd.	4,184,000	1,923
*,1	XXF Group Holdings Ltd.	2,402,500	1,910
[1]	Tianneng Power International Ltd.	2,202,468	1,903
[1,2]	Asiainfo Technologies Ltd.	1,306,400	1,886
[2]	China East Education Holdings Ltd.	1,745,000	1,807
	Sinofert Holdings Ltd.	9,792,000	1,768
*	Canadian Solar Inc.	152,728	1,755
	CIMC Enric Holdings Ltd.	2,046,000	1,746
*	FIH Mobile Ltd.	971,100	1,731
*,2	Evergrande Property Services Group Ltd.	17,262,500	1,667
	Wasion Holdings Ltd.	1,532,000	1,664

		Shares	Market Value ($000)
*	Vnet Group Inc. ADR	198,857	1,652
*,2	CALB Group Co. Ltd.	655,600	1,639
*,2	Yidu Tech Inc.	1,978,400	1,621
	Guangdong Provincial Expressway Development Co. Ltd. Class B	1,456,595	1,607
[2]	AK Medical Holdings Ltd.	1,782,000	1,554
[1]	West China Cement Ltd.	6,039,200	1,540
[1]	China Resources Beverage Holdings Co. Ltd.	1,054,600	1,534
	Sinopec Kantons Holdings Ltd.	2,629,962	1,511
	JNBY Design Ltd.	638,000	1,511
	China Resources Medical Holdings Co. Ltd.	2,616,791	1,480
*	Gaotu Techedu Inc. ADR	404,447	1,424
[1,2]	Maoyan Entertainment	1,435,000	1,423
	SSY Group Ltd.	3,551,324	1,409
	China Overseas Grand Oceans Group Ltd.	5,708,500	1,409
	BrightGene Bio-Medical Technology Co. Ltd. Class A	103,375	1,396
*,1,2	Haichang Ocean Park Holdings Ltd.	13,879,000	1,383
	Tong Ren Tang Technologies Co. Ltd. Class H	2,060,516	1,382
	Hubei Feilihua Quartz Glass Co. Ltd. Class A	115,400	1,351
	China BlueChemical Ltd. Class H	4,880,000	1,346
[3]	Kangji Medical Holdings Ltd.	1,204,000	1,304
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	220,200	1,288
	China Railway Construction Heavy Industry Corp. Ltd. Class A	1,479,086	1,287
*	Talkweb Information System Co. Ltd. Class A	285,100	1,282
	Shenzhen Envicool Technology Co. Ltd. Class A	229,788	1,280
[1,2]	Medlive Technology Co. Ltd.	622,000	1,268
*,1,2	Ocumension Therapeutics	968,000	1,266
	Poly Property Group Co. Ltd.	6,378,000	1,257
[1]	Zhongyu Energy Holdings Ltd.	2,561,000	1,256
*,1	Fenbi Ltd.	2,970,500	1,254
	China Education Group Holdings Ltd.	3,533,000	1,246
*,1	Skyworth Group Ltd.	3,122,710	1,228
	CGN New Energy Holdings Co. Ltd.	3,866,720	1,202
	China Yongda Automobiles Services Holdings Ltd.	4,218,500	1,202
*	ApicHope Pharmaceutical Group Co. Ltd.	110,500	1,185
	Xiamen Amoytop Biotech Co. Ltd. Class A	93,429	1,185
[2]	Linklogis Inc. Class B	4,213,500	1,180
	Ming Yuan Cloud Group Holdings Ltd.	2,859,000	1,169
	China Tungsten & Hightech Materials Co. Ltd. Class A	514,920	1,151
[1]	China Risun Group Ltd.	3,811,000	1,148
	Shui On Land Ltd.	11,574,000	1,131
	Sunshine Insurance Group Co. Ltd.	2,277,601	1,130
*,1	Yeahka Ltd.	631,200	1,126
[2]	Sunac Services Holdings Ltd.	4,944,000	1,126
	Sichuan Expressway Co. Ltd. Class H	1,866,000	1,121
	Yuexiu Transport Infrastructure Ltd.	2,286,000	1,110
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	104,711	1,086
[1]	First Tractor Co. Ltd. Class H	1,194,954	1,079
[1,2]	Jiumaojiu International Holdings Ltd.	2,971,000	1,071
*,1	Xinte Energy Co. Ltd. Class H	1,265,200	1,070
	Zhejiang Cfmoto Power Co. Ltd. Class A	34,400	1,068
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	406,000	1,067
*	Hainan Meilan International Airport Co. Ltd. Class H	777,000	1,066
	Xinyi Energy Holdings Ltd.	6,710,200	1,062
	Qingdao Huicheng Environmental Technology Group Co. Ltd. Class A	44,800	1,061
	NetDragon Websoft Holdings Ltd.	766,590	1,059
	China Foods Ltd.	2,516,000	1,048
	Tiangong International Co. Ltd.	4,072,000	1,047
	China Shineway Pharmaceutical Group Ltd.	972,343	1,036
	Shenzhen Megmeet Electrical Co. Ltd. Class A	124,950	1,027
	Shenzhen Fortune Trend Technology Co. Ltd. Class A	60,599	1,025
	Hangzhou Steam Turbine Power Group Co. Ltd. Class B	725,150	1,022
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	64,965	1,006
*	Asia - Potash International Investment Guangzhou Co. Ltd. Class A	225,600	1,005
	Health & Happiness H&H International Holdings Ltd.	683,000	996
*	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	406,236	986
[2]	A-Living Smart City Services Co. Ltd.	2,589,290	973
	Yuexiu REIT	8,497,013	963
*	Dosilicon Co. Ltd. Class A	107,167	961
	Concord New Energy Group Ltd.	18,020,000	954
*,1,2	Bairong Inc.	854,000	952

		Shares	Market Value ($000)
	Geovis Technology Co. Ltd. Class A	186,133	942
	Qilu Bank Co. Ltd. Class A	1,119,827	938
*	Skyverse Technology Co. Ltd. Class A	76,382	929
	BOE Varitronix Ltd.	1,229,065	926
	Guangdong Hongda Holdings Group Co. Ltd. Class A	182,174	924
	Digital China Group Co. Ltd. Class A	161,100	924
*	QuantumCTek Co. Ltd. Class A	24,354	924
	Hangcha Group Co. Ltd. Class A	310,725	912
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	136,500	906
*	Biwin Storage Technology Co. Ltd. Class A	102,840	904
[2]	Zhou Hei Ya International Holdings Co. Ltd.	2,565,000	899
	Chervon Holdings Ltd.	392,300	899
*	Sohu.com Ltd. ADR	57,582	895
	Hubei Dinglong Co. Ltd. Class A	227,012	893
	China Modern Dairy Holdings Ltd.	5,899,000	891
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,435,600	876
	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A	852,152	875
*	Sichuan Huafeng Technology Co. Ltd. Class A	109,592	868
*	Canaan Inc. ADR	1,252,358	865
	Loncin Motor Co. Ltd. Class A	517,400	864
*,3	Untrade.China Dili	10,268,897	863
	T&S Communications Co. Ltd. Class A	54,000	852
	Fujian Wanchen Biotechnology Group Co. Ltd. Class A	42,300	848
*	Jiangxi Zhengbang Technology Co. Ltd. Class A	2,152,900	846
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	260,143	845
*	Sinocelltech Group Ltd. Class A	81,314	844
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	54,080	843
	Anhui XDLK Microsystem Corp. Ltd. Class A	94,409	842
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	186,220	841
*	Founder Technology Group Corp. Class A	988,900	836
*	Tibet Tianlu Co. Ltd. Class A	311,900	828
	Shanghai Huace Navigation Technology Ltd. Class A	169,204	828
*	Shanghai DZH Ltd. Class A	451,900	824
	Sharetronic Data Technology Co. Ltd. Class A	77,000	821
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	197,814	817
	Broadex Technologies Co. Ltd. Class A	68,100	812
	Jiangxi Lianchuang Optoelectronic Science & Technology Co. Ltd. Class A	106,400	811
	Olympic Circuit Technology Co. Ltd. Class A	169,300	796
	Shanghai Belling Co. Ltd. Class A	166,300	787
	INESA Intelligent Tech Inc. Class B	1,023,006	786
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	37,751	784
	Zhejiang Yinlun Machinery Co. Ltd. Class A	195,200	784
	Espressif Systems Shanghai Co. Ltd. Class A	34,921	783
*	Jianshe Industry Group Yunnan Co. Ltd. Class A	144,200	783
	Leader Harmonious Drive Systems Co. Ltd. Class A	43,434	780
	Ningbo Shuanglin Auto Parts Co. Ltd. Class A	126,580	777
	COFCO Capital Holdings Co. Ltd. Class A	444,100	754
	China Oriental Group Co. Ltd.	3,122,000	750
*,1	Adicon Holdings Ltd.	789,856	750
	Shenzhen Sunlord Electronics Co. Ltd. Class A	185,070	744
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	219,904	744
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	231,700	743
*	Youdao Inc. ADR	84,752	737
	Jinneng Holding Shanxi Coal Industry Co. Ltd. Class A	405,800	735
	INESA Intelligent Tech Inc. Class A	238,500	735
*	DingDong Cayman Ltd. ADR	347,082	729
	Kingsemi Co. Ltd. Class A	46,107	729
	Neway Valve Suzhou Co. Ltd. Class A	181,000	724
	Jack Technology Co. Ltd. Class A	128,100	724
*	Sinomach Heavy Equipment Group Co. Ltd. Class A	1,560,762	722
*	Bohai Leasing Co. Ltd. Class A	1,489,400	720
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	463,900	720
	State Grid Information & Communication Co. Ltd. Class A	291,900	719
*	Yanlord Land Group Ltd.	1,619,887	718
*	CICT Mobile Communication Technology Co. Ltd. Class A	903,366	715
	DBG Technology Co. Ltd. Class A	186,560	712
	Kehua Data Co. Ltd. Class A	121,200	709
	Sichuan Development Lomon Co. Ltd. Class A	454,200	708
	Infore Environment Technology Group Co. Ltd. Class A	764,165	704
	Zhejiang JIULI Hi-tech Metals Co. Ltd. Class A	226,166	702

		Shares	Market Value ($000)
	Grandblue Environment Co. Ltd. Class A	187,972	698
*	TRS Information Technology Corp. Ltd. Class A	204,300	697
	Quectel Wireless Solutions Co. Ltd. Class A	61,713	696
*,1	Gemdale Properties & Investment Corp. Ltd.	19,094,000	694
*	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	748,254	694
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	158,058	691
	Gambol Pet Group Co. Ltd. Class A	55,000	691
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	821,505	690
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	166,600	686
	GCL Energy Technology Co. Ltd. Class A	404,500	682
*,2	AInnovation Technology Group Co. Ltd.	872,600	680
	Guangdong Aofei Data Technology Co. Ltd. Class A	234,931	678
	Nantong Jianghai Capacitor Co. Ltd. Class A	202,900	671
	Fibocom Wireless Inc. Class A	183,695	669
	Henan Pinggao Electric Co. Ltd. Class A	307,600	669
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	330,000	668
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	75,400	664
	Fulin Precision Co. Ltd. Class A	381,640	663
	Tianjin ZhongXin Pharmaceutical Group Corp. Ltd. Class A	128,358	662
	Arcsoft Corp. Ltd. Class A	96,779	662
	Beibuwan Port Co. Ltd. Class A	583,019	661
*	COL Group Co. Ltd. Class A	178,400	661
	XTC New Energy Materials Xiamen Co. Ltd. Class A	97,035	661
	China Hainan Rubber Industry Group Co. Ltd. Class A	963,500	656
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	115,700	655
	North Copper Co. Ltd. Class A	445,100	655
	Sinotruk Jinan Truck Co. Ltd. Class A	256,878	652
	Shanghai Zhonggu Logistics Co. Ltd. Class A	471,292	647
	Huangshan Tourism Development Co. Ltd. Class B	878,565	645
	Electric Connector Technology Co. Ltd. Class A	95,500	644
*	Sichuan Hongda Co. Ltd. Class A	486,000	636
*	China First Heavy Industries Co. Ltd. Class A	1,583,890	633
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	53,340	632
	Yusys Technologies Co. Ltd. Class A	170,180	630
	Dajin Heavy Industry Co. Ltd. Class A	142,100	630
	Yuanjie Semiconductor Technology Co. Ltd. Class A	18,987	629
*,2	JS Global Lifestyle Co. Ltd.	2,800,500	628
	Red Avenue New Materials Group Co. Ltd. Class A	138,600	626
	Qingdao Sentury Tire Co. Ltd. Class A	235,222	625
*	Beijing BDStar Navigation Co. Ltd. Class A	149,173	624
	Shanghai AtHub Co. Ltd. Class A	170,145	623
*	Sensteed Hi-tech Group Class A	2,203,200	621
*	Henan Zhongfu Industry Co. Ltd. Class A	975,700	621
*,1	Guangzhou R&F Properties Co. Ltd. Class H	5,419,600	620
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	317,551	620
	Hand Enterprise Solutions Co. Ltd. Class A	236,700	619
	China Meidong Auto Holdings Ltd.	2,336,000	618
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	75,763	614
*	Hybio Pharmaceutical Co. Ltd. Class A	216,200	609
	Castech Inc. Class A	111,540	606
*	Doushen Beijing Education & Technology Inc. Class A	491,400	605
	Dazhong Mining Co. Ltd.	379,888	604
	Anhui Yingliu Electromechanical Co. Ltd. Class A	166,400	604
	Konfoong Materials International Co. Ltd. Class A	62,500	600
	CETC Digital Technology Co. Ltd. Class A	169,650	600
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	177,100	596
	Jilin Electric Power Co. Ltd. Class A	827,964	593
	Andon Health Co. Ltd. Class A	110,111	593
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	755,400	592
	Keli Sensing Technology Ningbo Co. Ltd. Class A	66,600	591
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	212,100	589
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	300,800	583
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	29,480	582
	Weaver Network Technology Co. Ltd. Class A	61,600	581
	Shenzhen Topband Co. Ltd. Class A	301,600	579
	Shaanxi Huaqin Technology Industry Co. Ltd. Class A	60,049	576
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	151,400	575
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	292,800	574
*	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	486,600	573
	IKD Co. Ltd. Class A	236,900	569

		Shares	Market Value ($000)
*	Nanjing Tanker Corp. Class A	1,435,868	568
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	216,696	567
	China Automotive Engineering Research Institute Co. Ltd. Class A	210,400	567
	Citic Offshore Helicopter Co. Ltd. Class A	183,700	566
	Yankershop Food Co. Ltd. Class A	59,850	565
*	Venustech Group Inc. Class A	254,626	563
	Sichuan Jiuzhou Electric Co. Ltd. Class A	246,000	561
*	RongFa Nuclear Equipment Co. Ltd. Class A	520,400	561
*	Zhihu Inc. ADR	132,699	561
	Focus Technology Co. Ltd. Class A	75,000	558
	Ningbo Zhenyu Technology Co. Ltd. Class A	38,631	556
	Hainan Jinpan Smart Technology Co. Ltd. Class A	106,046	556
	Fortior Technology Shenzhen Co. Ltd. Class A	21,844	556
	Hainan Strait Shipping Co. Ltd. Class A	491,450	555
	Jiangxi Jovo Energy Co. Ltd. Class A	148,000	553
	Kidswant Children Products Co. Ltd. Class A	296,800	553
	Sichuan EM Technology Co. Ltd. Class A	226,699	551
	Southern Shuanglin Bio-pharmacy Co. Ltd. Class A	218,552	549
	Changzhou Qianhong Biopharma Co. Ltd. Class A	354,100	547
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	518,200	547
	China Wafer Level Csp Co. Class A	138,320	544
	XGD Inc. Class A	131,300	542
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	67,274	542
	Xiamen Bank Co. Ltd. Class A	566,510	539
*	Greatoo Intelligent Equipment Inc. Class A	489,800	537
	Huaming Power Equipment Co. Ltd. Class A	219,700	537
	POCO Holding Co. Ltd. Class A	64,700	535
	Jiangsu Azure Corp. Class A	266,900	534
*	Estun Automation Co. Ltd. Class A (XSEC)	182,600	531
	Shenzhen Hopewind Electric Co. Ltd. Class A	100,894	531
*	Wondershare Technology Group Co. Ltd. Class A	47,405	530
*	China Coal Xinji Energy Co. Ltd. Class A	591,710	530
	Chengdu Hi-tech Development Co. Ltd. Class A	83,700	530
	Foryou Corp. Class A	128,600	529
	Anhui Heli Co. Ltd. Class A	213,400	527
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	99,384	527
	Xinxiang Richful Lube Additive Co. Ltd. Class A	68,100	526
	Xi'an Bright Laser Technologies Co. Ltd. Class A	64,184	526
	Shanghai Huafon Aluminium Corp. Class A	240,900	523
*	Wuhan Jingce Electronic Group Co. Ltd. Class A	62,992	522
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	123,760	521
	Tibet Huayu Mining Co. Ltd. Class A	192,900	521
	YGSOFT Inc. Class A	598,642	519
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	891,147	518
*	Guangdong Topstar Technology Co. Ltd. Class A	112,900	518
	Easy Click Worldwide Network Technology Co. Ltd. Class A	111,500	517
	CIMC Vehicles Group Co. Ltd. Class A	430,300	516
	Digital China Holdings Ltd.	1,328,588	515
	Sinofibers Technology Co. Ltd. Class A	105,800	514
	Ningbo Huaxiang Electronic Co. Ltd. Class A	184,900	513
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	607,656	513
*	Baoding Tianwei Baobian Electric Co. Ltd. Class A	423,800	512
	Shannon Semiconductor Technology Co. Ltd. Class A	109,800	512
*	Sichuan Hexie Shuangma Co. Ltd. Class A	188,800	511
	China Railway Materials Co. Class A	1,379,396	511
	Jiayou International Logistics Co. Ltd. Class A	331,380	511
	Wuhu Token Science Co. Ltd. Class A	609,410	510
	Grinm Advanced Materials Co. Ltd. Class A	195,100	508
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	422,243	507
	Chow Tai Seng Jewellery Co. Ltd. Class A	281,550	507
	Wuhan DR Laser Technology Corp. Ltd. Class A	59,024	506
	Hangzhou EZVIZ Network Co. Ltd. Class A	102,272	504
	Shantui Construction Machinery Co. Ltd. Class A	364,000	503
	Huada Automotive Technology Corp. Ltd. Class A	100,400	503
*	China Petroleum Engineering Corp. Class A	1,049,666	501
	Dalian Huarui Heavy Industry Group Co. Ltd. Class A	579,200	499
*	SOHO China Ltd.	6,736,042	498
	Heibei Sinopack Electronic Technology Co. Ltd. Class A	67,230	498
	Jiangsu Lihua Foods Group Co. Ltd.	185,140	497
	Shanghai Chinafortune Co. Ltd. Class A	231,030	496

		Shares	Market Value ($000)
	Fujian Star-net Communication Co. Ltd. Class A	134,100	494
*	Hangjin Technology Co. Ltd. Class A	163,203	493
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	309,910	493
	CHN Energy Changyuan Electric Power Co. Ltd. Class A	777,400	493
	Innovation New Material Technology Co. Ltd. Class A	883,500	493
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	846,970	493
	Nanjing Les Information Technology Co. Ltd. Class A	37,168	493
*	Jushri Technologies Inc. Class A	149,400	491
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	63,503	489
	Zhuhai CosMX Battery Co. Ltd. Class A	261,152	489
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	157,200	488
*	Roshow Technology Co. Ltd. Class A	470,100	488
	Zhejiang Wanma Co. Ltd. Class A	245,800	487
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	94,577	487
	Willfar Information Technology Co. Ltd. Class A	102,922	487
	Fujian Longking Co. Ltd. Class A	290,900	485
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	206,200	484
	Henan Mingtai Al Industrial Co. Ltd. Class A	282,796	484
	Fangda Special Steel Technology Co. Ltd. Class A	594,088	483
	Hebei Hengshui Laobaigan Liquor Co. Ltd. Class A	206,928	482
	Eastern Communications Co. Ltd. Class B	1,267,550	481
	Advanced Technology & Materials Co. Ltd. Class A	259,500	479
	CETC Potevio Science&Technology Co. Ltd. Class A	149,952	479
*	Hwa Create Co. Ltd. Class A	164,500	479
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	246,675	476
	Digiwin Co. Ltd.	65,600	476
	CIG Shanghai Co. Ltd. Class A	63,300	476
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	880,050	475
	Kunshan Dongwei Technology Co. Ltd. Class A	71,708	474
	Aerospace Intelligent Manufacturing Technology Co. Ltd. Class A	197,100	474
	Sonoscape Medical Corp. Class A	106,400	473
	Shenzhen Suntak Circuit Technology Co. Ltd. Class A	257,000	473
	Wasu Media Holding Co. Ltd. Class A	413,197	472
	Wuxi Taiji Industry Ltd. Co. Class A	515,668	471
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	370,013	471
*	Shandong Iron & Steel Co. Ltd. Class A	2,234,748	471
*	Nations Technologies Inc. Class A	135,000	470
	Wuxi Huaguang Environment & Energy Group Co. Ltd. Class A	238,900	468
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	289,600	467
	Chengdu Wintrue Holding Co. Ltd. Class A	318,900	466
	Hubei Yihua Chemical Industry Co. Ltd. Class A	247,300	466
	Explosive Co. Ltd. Class A	240,000	466
*	Sai Micro Electronics Inc. Class A	179,800	464
	Shenzhen FRD Science & Technology Co. Ltd. Class A	142,443	464
	Western Region Gold Co. Ltd. Class A	175,067	464
	Dongfang Electronics Co. Ltd. Class A	326,200	464
	Ningbo Boway Alloy Material Co. Ltd. Class A	188,100	464
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	46,230	463
	Beijing Sifang Automation Co. Ltd. Class A	196,900	463
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	97,129	463
	Guangdong Advertising Group Co. Ltd. Class A	421,500	460
	Guizhou Chanhen Chemical Corp. Class A	134,800	460
	Xi'an Triangle Defense Co. Ltd. Class A	124,120	459
*	Merit Interactive Co. Ltd. Class A	92,400	458
	Shanghai Wanye Enterprises Co. Ltd. Class A	226,000	458
	Lingyun Industrial Corp. Ltd. Class A	283,010	458
*	Vantone Neo Development Group Co. Ltd. Class A	468,600	457
	Shanghai Pret Composites Co. Ltd. Class A	273,164	455
	Nanjing Gaoke Co. Ltd. Class A	432,700	455
	China National Gold Group Gold Jewellery Co. Ltd. Class A	400,700	455
	Hanwei Electronics Group Corp. Class A	75,800	454
	Shenzhen CECport Technologies Co. Ltd. Class A	161,800	454
[3]	Advanced Fiber Resources Zhuhai Ltd. Class A	59,890	453
	Jangho Group Co. Ltd. Class A	414,900	452
	Zhejiang Zhaolong Interconnect Technology Co. Ltd. Class A	67,440	452
*	Shanghai Milkground Food Tech Co. Ltd. Class A	122,000	451
	Shenzhen Sunline Tech Co. Ltd. Class A	191,500	450
*	Shenzhen Yinghe Technology Co. Ltd. Class A	157,696	450
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	204,100	449
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	389,204	448

		Shares	Market Value ($000)
	Sunward Intelligent Equipment Co. Ltd. Class A	243,200	447
*	Ferrotec Anhui Technology Development Co. Ltd. Class A	80,100	445
	Jiangzhong Pharmaceutical Co. Ltd. Class A	145,700	443
	Moon Environment Technology Co. Ltd. Class A	250,510	443
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	48,000	443
	Jiangsu Hengshun Vinegar Industry Co. Ltd. Class A	409,500	442
	Guangdong Provincial Expressway Development Co. Ltd. Class A	257,359	442
*	Shenyang Machine Tool Co. Ltd. Class A	489,500	442
*	Visionox Technology Inc. Class A	337,900	441
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	86,400	440
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	144,600	440
	Jiangsu Shagang Co. Ltd. Class A	531,800	439
	Qingdao East Steel Tower Stock Co. Ltd. Class A	322,800	439
*	Hainan Haide Capital Management Co. Ltd. Class A	484,398	438
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	98,020	438
*	JoulWatt Technology Co. Ltd. Class A	106,186	438
	Zhejiang Jingu Co. Ltd. Class A	239,600	437
	Shanghai Beite Technology Co. Ltd. Class A	80,500	437
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	354,600	436
*	Gansu Qilianshan Cement Group Co. Ltd. Class A	387,796	436
	Jiangsu Etern Co. Ltd. Class A	347,300	436
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	621,080	434
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	83,140	434
	Bank of Lanzhou Co. Ltd. Class A	1,262,170	433
	Hengbao Co. Ltd. Class A	156,500	431
	Ningbo Xusheng Group Co. Ltd. Class A	233,790	431
	Eastcompeace Technology Co. Ltd. Class A	125,200	431
*	Agile Group Holdings Ltd.	7,124,000	430
	Wuxi Rural Commercial Bank Co. Ltd. Class A	514,700	430
	Chengdu Leejun Industrial Co. Ltd. Class A	253,100	429
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd. Class A	218,600	428
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	338,042	428
	Henan Lingrui Pharmaceutical Co. Class A	135,400	428
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	186,199	427
	Zhewen Interactive Group Co. Ltd. Class A	359,300	427
*	CETC Chips Technology Inc. Class A	248,500	427
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	43,384	427
*	PCI Technology Group Co. Ltd. Class A	532,100	423
	Tofflon Science & Technology Group Co. Ltd. Class A	199,100	423
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	27,572	422
	Innuovo Technology Co. Ltd. Class A	274,000	421
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	161,900	421
[3]	China Harzone Industry Corp. Ltd. Class A	243,500	420
*	Guocheng Mining Co. Ltd. Class A	217,475	419
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	296,871	418
	Guobang Pharma Ltd. Class A	129,698	418
*	Zhejiang Narada Power Source Co. Ltd. Class A	205,800	417
*	Xinjiang Xintai Natural Gas Co. Ltd. Class A	104,600	417
	Yabao Pharmaceutical Group Co. Ltd. Class A	400,900	417
*	Chongqing Iron & Steel Co. Ltd. Class A	1,933,767	416
[2]	Shanghai Haohai Biological Technology Co. Ltd. Class H	116,200	416
	China Kings Resources Group Co. Ltd. Class A	190,435	416
	Guangzhou Guanggang Gases & Energy Co. Ltd. Class A	302,318	416
	Baowu Magnesium Technology Co. Ltd. Class A	245,000	415
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	248,400	415
	FAWER Automotive Parts Co. Ltd. Class A	502,202	414
	Anhui Jinhe Industrial Co. Ltd. Class A	132,900	414
	Jiangsu Zhengdan Chemical Industry Co. Ltd. Class A	126,000	414
	Zhongyuan Environment-Protection Co. Ltd. Class A	360,377	413
	Chengdu CORPRO Technology Co. Ltd. Class A	138,400	413
	Bank of Chongqing Co. Ltd. Class A	294,239	413
*	Bio-Thera Solutions Ltd. Class A	96,767	411
	Gansu Energy Chemical Co. Ltd. Class A	1,192,200	410
	Guangdong Construction Engineering Group Co. Ltd. Class A	805,700	410
	Sumec Corp. Ltd. Class A	279,900	408
	Shanghai Highly Group Co. Ltd. Class A	188,400	407
	JSTI Group Class A	304,400	406
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	300,200	405
	Beijing Balance Medical Technology Co. Ltd. Class A	27,710	405
	FESCO Group Co. Ltd. Class A	139,000	405

		Shares	Market Value ($000)
	Changjiang Publishing & Media Co. Ltd. Class A	309,100	405
	China Lilang Ltd.	854,000	403
*	Antong Holdings Co. Ltd. Class A	942,248	403
	Primarius Technologies Co. Ltd. Class A	95,105	403
	Guangdong Mingyang Electric Co. Ltd. Class A	72,900	403
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	508,500	402
*	Datang Huayin Electric Power Co. Ltd. Class A	420,700	402
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	269,991	401
	Huatu Cendes Co. Ltd. Class A	43,540	401
*	EFORT Intelligent Robot Co. Ltd.	123,761	401
	Ningbo Yunsheng Co. Ltd. Class A	242,800	400
	Beijing Wandong Medical Technology Co. Ltd. Class A	164,700	400
	Xinhuanet Co. Ltd. Class A	150,540	399
*	Forehope Electronic Ningbo Co. Ltd. Class A	95,758	399
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	96,833	398
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	322,800	398
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	251,700	398
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	56,800	398
	Guomai Technologies Inc. Class A	236,000	397
	Xiamen Xiangyu Co. Ltd. Class A (XSHG)	399,900	396
	Shenzhen Bluetrum Technology Co. Ltd. Class A	28,371	393
	Xinyu Iron & Steel Co. Ltd. Class A	649,563	392
*	Risen Energy Co. Ltd. Class A	279,000	392
	Giantec Semiconductor Corp. Class A	38,133	392
	Linktel Technologies Co. Ltd. Class A	28,200	392
*	Bringspring Science & Technology Co. Ltd. Class A	151,800	391
	MLS Co. Ltd. Class A	333,000	390
	Hexing Electrical Co. Ltd. Class A	105,162	390
*	BOE HC SemiTek Corp.	378,500	390
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	156,495	390
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	410,200	389
*	Shanghai Anlogic Infotech Co. Ltd. Class A	95,223	389
	Jiangxi Hongcheng Environment Co. Ltd. Class A	301,800	389
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	67,150	388
	Shandong Dongyue Silicone Material Co. Ltd. Class A	285,800	387
	Wuxi NCE Power Co. Ltd. Class A	87,303	387
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	65,360	386
*	Jinke Smart Services Group Co. Ltd. Class H	447,000	385
	Sineng Electric Co. Ltd. Class A	121,745	385
	Norinco International Cooperation Ltd. Class A	251,860	385
*	Genimous Technology Co. Ltd. Class A	311,500	382
	Anhui Honglu Steel Construction Group Co. Ltd. Class A	153,270	382
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	61,300	382
	Xiamen Kingdomway Group Co. Class A	138,833	381
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	103,600	381
	KPC Pharmaceuticals Inc. Class A	186,800	380
*	Wuhan P&S Information Technology Co. Ltd. Class A	282,700	379
	Edifier Technology Co. Ltd. Class A	208,100	379
	Tongyu Heavy Industry Co. Ltd. Class A	978,200	377
	Zhejiang Guyuelongshan Shaoxing Wine Co. Ltd. Class A	277,398	377
	Xianhe Co. Ltd. Class A	127,300	376
	Semitronix Corp. Class A	43,100	376
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	148,800	376
	Beijing Teamsun Technology Co. Ltd. Class A	248,100	376
	Triumph Science & Technology Co. Ltd. Class A	226,100	376
	Sinocare Inc. Class A	129,000	375
*	Bestway Marine & Energy Technology Co. Ltd. Class A	390,400	375
	Hunan Zhongke Electric Co. Ltd. Class A	166,500	375
	Shenzhen Noposin Crop Science Co. Ltd. Class A	238,700	375
	Liaoning Chengda Biotechnology Co. Ltd. Class A	95,573	375
	Gansu Shangfeng Cement Co. Ltd. Class A	307,920	374
	Shanghai Liangxin Electrical Co. Ltd. Class A	279,340	374
	Guangdong Dowstone Technology Co. Ltd. Class A	158,100	374
	Sichuan Expressway Co. Ltd. Class A	479,371	373
	Gaona Aero Material Co. Ltd. Class A	154,306	372
	Shanghai Haohai Biological Technology Co. Ltd. Class A	49,910	372
	Xinjiang Joinworld Co. Ltd. Class A	379,300	372
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	474,552	371
	Fujian Boss Software Development Co. Ltd. Class A	175,800	371
	Changzhou Fusion New Material Co. Ltd. Class A	55,538	371

		Shares	Market Value ($000)
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	346,128	370
*	Zhuhai Zhumian Group Co. Ltd.	461,035	370
	First Tractor Co. Ltd. Class A	201,892	370
	Southern Publishing & Media Co. Ltd. Class A	186,600	369
	Shanghai Yaoji Technology Co. Ltd. Class A	100,800	367
	China Railway Tielong Container Logistics Co. Ltd. Class A	461,900	366
*	Nuode New Materials Co. Ltd. Class A	420,892	366
	Hsino Tower Group Co. Ltd. Class A	595,300	366
	China CAMC Engineering Co. Ltd. Class A	309,700	365
	Jiangxi Ganyue Expressway Co. Ltd. Class A	519,100	365
*	Shanghai STEP Electric Corp. Class A	157,500	365
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	333,710	364
	Tibet Mineral Development Co. Class A	120,300	364
	Telling Telecommunication Holding Co. Ltd. Class A	256,100	363
*	Shenzhen Baoming Technology Co. Ltd. Class A	43,000	363
*	Shenzhen Clou Electronics Co. Ltd. Class A	422,700	362
	Sichuan Injet Electric Co. Ltd. Class A	53,700	362
	Chengdu RML Technology Co. Ltd. Class A	50,273	360
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	121,500	359
	PhiChem Corp. Class A	131,500	358
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	146,300	358
	Chengdu Kanghua Biological Products Co. Ltd. Class A	33,300	358
	ZWSOFT Co. Ltd. Guangzhou Class A	41,287	358
*	North Electro-Optic Co. Ltd. Class A	123,100	358
	Guangxi LiuYao Group Co. Ltd. Class A	142,300	357
	Shanghai Haixin Group Co. Class B	1,321,500	356
*	Mayinglong Pharmaceutical Group Co. Ltd. Class A	89,900	355
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	544,900	354
	Nanjing Pharmaceutical Co. Ltd. Class A	491,400	354
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	450,498	354
*	Guangdong TCL Smart Home Appliances Co. Ltd.	251,400	354
	Xiamen International Airport Co. Ltd. Class A	174,228	353
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	434,900	353
	Anhui Guangxin Agrochemical Co. Ltd. Class A	212,576	353
*	Sunstone Development Co. Ltd. Class A	112,000	353
*	China Reform Health Management & Services Group Co. Ltd. Class A	238,600	352
	Suzhou Recodeal Interconnect System Co. Ltd. Class A	47,754	352
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	112,815	352
	Arctech Solar Holding Co. Ltd. Class A	51,104	351
	Sino-Platinum Metals Co. Ltd. Class A	167,063	350
	Shanghai Runda Medical Technology Co. Ltd. Class A	137,400	350
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	471,460	350
	Central China Land Media Co. Ltd. Class A	196,000	349
*	Harbin Pharmaceutical Group Co. Ltd. Class A	621,775	349
	Guizhou Gas Group Corp. Ltd. Class A	365,600	348
*	Beijing eGOVA Co. Ltd. Class A	143,573	348
*	INKON Life Technology Co. Ltd. Class A	246,600	348
	China Science Publishing & Media Ltd. Class A	126,700	348
	Hangzhou Dptech Technologies Co. Ltd. Class A	145,100	347
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	303,200	347
	Shinva Medical Instrument Co. Ltd. Class A	149,860	346
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	300,000	346
*	Suzhou Everbright Photonics Co. Ltd. Class A	36,084	346
*	TPV Technology Co. Ltd. Class A	1,048,200	346
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	229,000	344
*	China Tianying Inc. Class A	577,300	344
	Shanxi Lanhua Sci-Tech Venture Co. Ltd. Class A	369,240	344
*	New Guomai Digital Culture Co. Ltd. Class A	195,900	344
*	COFCO Biotechnology Co. Ltd. Class A	422,423	343
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	529,400	343
	Beijing Dahao Technology Corp. Ltd. Class A	178,920	342
	Nanjing Vazyme Biotech Co. Ltd. Class A	98,413	342
	Hefei Chipmore Technology Co. Ltd. Class A	217,544	342
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	118,797	341
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	327,600	339
	Eastern Communications Co. Ltd. Class A	222,400	339
	Beijing GeoEnviron Engineering & Technology Inc. Class A	389,926	339
	Shanghai Fortune Techgroup Co. Ltd. Class A	121,400	339
	Qianhe Condiment & Food Co. Ltd. Class A	205,042	338
*	HyUnion Holding Co. Ltd. Class A	247,800	337

		Shares	Market Value ($000)
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	43,932	337
	NYOCOR Co. Ltd. Class A	440,200	337
	TDG Holdings Co. Ltd. Class A	301,800	337
*	China Express Airlines Co. Ltd. Class A	291,300	336
	Jinko Power Technology Co. Ltd. Class A	761,000	336
	Shenzhen Leaguer Co. Ltd. Class A	296,900	335
	PNC Process Systems Co. Ltd. Class A	96,940	335
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	431,900	335
	Zhuzhou Times New Material Technology Co. Ltd. Class A	189,100	335
	Mehow Innovative Ltd. Class A	130,480	335
	Guangzhou Restaurant Group Co. Ltd. Class A	152,160	334
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	225,900	334
	Jiangsu ToLand Alloy Co. Ltd. Class A	97,890	334
	Beijing Haohua Energy Resource Co. Ltd. Class A	330,200	334
	Shengda Resources Co. Ltd. Class A	157,300	333
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	91,400	333
*	Sanwei Holding Group Co. Ltd. Class A	226,026	333
	Chengdu Information Technology of Chinese Academy of Sciences Co. Ltd. Class A	70,800	333
	Zhejiang Communications Technology Co. Ltd. Class A	593,320	332
	Servyou Software Group Co. Ltd. Class A	46,600	331
*	CITIC Guoan Information Industry Co. Ltd. Class A	894,900	330
	PharmaBlock Sciences Nanjing Inc. Class A	48,300	330
	Tibet Urban Development & Investment Co. Ltd. Class A	218,600	330
	Wuxi Boton Technology Co. Ltd. Class A	98,100	329
	Aotecar New Energy Technology Co. Ltd. Class A	827,100	329
*	Xian International Medical Investment Co. Ltd. Class A	431,600	328
	Ningbo Yongxin Optics Co. Ltd. Class A	27,200	327
	Wuhan East Lake High Technology Group Co. Ltd. Class A	255,200	327
	Chongqing Chuanyi Automation Co. Ltd. Class A	116,740	326
*	Shenzhen Mason Technologies Co. Ltd. Class A	203,100	326
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	69,369	325
	Sino Biological Inc. Class A	31,783	324
	Amoy Diagnostics Co. Ltd. Class A	98,920	322
	Biem.L.Fdlkk Garment Co. Ltd. Class A	143,780	322
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	369,100	322
*	Hongbo Co. Ltd. Class A	122,800	322
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	308,900	321
*	Beijing Relpow Technology Co. Ltd. Class A	133,988	320
	Guangxi Yuegui Guangye Holding Co. Ltd. Class A	189,500	320
	EIT Environmental Development Group Co. Ltd. Class A	115,800	319
	Jiangsu Guomao Reducer Co. Ltd. Class A	155,279	319
	Wuxi Paike New Materials Technology Co. Ltd. Class A	31,400	319
	Suzhou Secote Precision Electronic Co. Ltd. Class A	66,283	319
	Shenzhen Microgate Technology Co. Ltd. Class A	200,900	318
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	134,100	318
	Sinomach Automobile Co. Ltd. Class A	359,600	318
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	257,410	317
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd. Class A	74,971	317
	Chengzhi Co. Ltd. Class A	293,300	316
	China Publishing & Media Co. Ltd. Class A	338,000	316
	Shanghai Bright Meat Group Co. Ltd. Class A	298,491	315
	Henan Yuguang Gold & Lead Co. Ltd. Class A	278,100	315
*	Sinodata Co. Ltd. Class A	76,600	315
*	AECC Aero Science & Technology Co. Ltd. Class A	72,200	315
	Rainbow Digital Commercial Co. Ltd. Class A	400,200	314
	Dazhong Transportation Group Co. Ltd. Class A	361,800	313
	Jiangsu Boqian New Materials Stock Co. Ltd. Class A	55,900	313
*	C*Core Technology Co. Ltd. Class A	81,422	313
*	Insigma Technology Co. Ltd. Class A	240,600	313
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	39,840	313
	Zhejiang Yasha Decoration Co. Ltd. Class A	569,700	312
*	Tangrenshen Group Co. Ltd. Class A	464,200	312
*	Pengxin International Mining Co. Ltd. Class A	522,000	312
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	88,633	311
	Guangzhou GRG Metrology & Test Co. Ltd. Class A	130,657	311
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	47,220	311
	Zhongmin Energy Co. Ltd. Class A	430,900	311
	Chengdu Guoguang Electric Co. Ltd. Class A	26,161	311
	Beijing CTJ Information Technology Co. Ltd. Class A	88,543	311
*	Anhui Tatfook Technology Co. Ltd. Class A	183,484	310

		Shares	Market Value ($000)
	Jiangsu Guotai International Group Co. Ltd. Class A	305,700	309
	Shandong Lukang Pharma Class A	212,000	309
*	Client Service International Inc. Class A	117,300	308
*	Xinzhi Group Co. Ltd. Class A	103,400	308
	Stanley Agricultural Group Co. Ltd. Class A	251,200	308
	ABA Chemicals Corp. Class A	252,300	308
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	100,151	307
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	301,500	307
*	Guangdong Orient Zirconic Ind Sci & Tech Co. Ltd. Class A	179,400	307
*	Guangdong Guanghua Sci Tech Class A	111,400	306
	Mesnac Co. Ltd. Class A	255,400	306
	Shenzhen YHLO Biotech Co. Ltd. Class A	140,150	306
*	SPIC Yuanda Environmental-Protection Co. Ltd. Class A	183,300	305
	Sunflower Pharmaceutical Group Co. Ltd. Class A	132,971	304
	Shandong Dawn Polymer Co. Ltd. Class A	89,300	304
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	161,100	303
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	215,600	303
	Kailuan Energy Chemical Co. Ltd. Class A	361,600	303
	Sino Wealth Electronic Ltd. Class A	85,129	302
	Longhua Technology Group Luoyang Co. Ltd. Class A	246,800	302
	Yotrio Group Co. Ltd. Class A	577,500	301
*	B-Soft Co. Ltd. Class A	375,330	301
*	Huizhou Speed Wireless Technology Co. Ltd. Class A	108,400	299
	Lier Chemical Co. Ltd. Class A	168,680	299
	Shenzhen Desay Battery Technology Co. Class A	94,425	298
	Tayho Advanced Materials Group Co. Ltd. Class A	201,900	298
	Beijing Strong Biotechnologies Inc. Class A	146,300	298
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	40,038	298
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd. Class A	109,900	298
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	162,897	297
	Henan Zhongyuan Expressway Co. Ltd. Class A	471,200	297
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	162,700	297
	Jiangsu Yunyi Electric Co. Ltd. Class A	224,400	297
	DeHua TB New Decoration Materials Co. Ltd. Class A	213,400	296
*	Archermind Technology Nanjing Co. Ltd. Class A	49,530	295
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	115,200	295
	Qingdao Haier Biomedical Co. Ltd. Class A	64,045	294
*	Guoguang Electric Co. Ltd. Class A	137,500	294
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	96,400	294
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	158,960	293
	IReader Technology Co. Ltd. Class A	101,800	293
*	Gosuncn Technology Group Co. Ltd. Class A	426,500	293
	Yueyang Forest & Paper Co. Ltd. Class A	443,900	293
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	131,300	292
*	CMGE Technology Group Ltd.	4,511,200	292
	Fujian Expressway Development Co. Ltd. Class A	602,700	291
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	412,100	291
*	Sichuan Haite High-tech Co. Ltd. Class A	190,200	290
	Changchun Faway Automobile Components Co. Ltd. Class A	204,360	290
	Windey Energy Technology Group Co. Ltd. Class A	165,032	290
	Sufa Technology Industry Co. Ltd. CNNC Class A	99,700	290
	Guangdong Tapai Group Co. Ltd. Class A	256,400	288
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	179,340	288
	Lushang Freda Pharmaceutical Co. Ltd. Class A	247,000	287
*	Shaanxi Aerospace Power Hi-Tech Co. Ltd. Class A	138,600	287
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	197,800	286
	Sanquan Food Co. Ltd. Class A	185,574	285
	Sumavision Technologies Co. Ltd. Class A	357,900	284
	Shenma Industry Co. Ltd. Class A	230,400	284
	Renhe Pharmacy Co. Ltd. Class A	346,200	283
	Anhui Hengyuan Coal Industry & Electricity Power Co. Ltd. Class A	298,100	283
	Jade Bird Fire Co. Ltd. Class A	195,360	283
	Beyondsoft Corp. Class A	140,900	283
	Qingdao Gaoce Technology Co. Ltd. Class A	194,425	282
	Xiamen King Long Motor Group Co. Ltd. Class A	164,600	282
*	Geo-Jade Petroleum Corp. Class A	850,100	282
*	Beijing SuperMap Software Co. Ltd. Class A	125,000	281
	Jingjin Equipment Inc. Class A	129,689	281
	Shanghai Datun Energy Resources Co. Ltd. Class A	169,000	281
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	355,500	280

		Shares	Market Value ($000)
	Jiangxi Ganneng Co. Ltd. Class A	221,424	280
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	165,200	280
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	78,200	280
	Fujian Apex Software Co. Ltd. Class A	48,240	279
	Guangzhou Guangri Stock Co. Ltd. Class A	200,300	278
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	179,900	277
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	196,500	277
	Goldenmax International Group Ltd. Class A	166,100	276
	Northeast Pharmaceutical Group Co. Ltd. Class A	318,500	276
	Shandong WIT Dyne Health Co. Ltd. Class A	60,200	276
	Guotai Epoint Software Co. Ltd. Class A	68,064	276
	Tian Lun Gas Holdings Ltd.	637,400	275
	Shenzhen Hello Tech Energy Co. Ltd. Class A	36,673	274
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	164,300	273
*	CGN Nuclear Technology Development Co. Ltd. Class A	252,324	273
	Cheng De Lolo Co. Ltd. Class A	223,600	272
*	Shandong Longda Meishi Co. Ltd. Class A	362,600	272
*	Zotye Automobile Co. Ltd. Class A	1,011,400	272
*	Lanzhou LS Heavy Equipment Co. Ltd. Class A	254,500	272
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	73,600	271
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	114,600	271
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	115,700	271
	Anhui Construction Engineering Group Co. Ltd. Class A	400,800	271
*	Jiangsu Lopal Tech Co. Ltd. Class A	140,092	271
	Guodian Nanjing Automation Co. Ltd. Class A	209,740	271
	263 Network Communication Co. Ltd. Class A	323,600	270
*	Beijing Watertek Information Technology Co. Ltd. Class A	405,100	270
*	Huayi Brothers Media Corp. Class A	700,800	270
	Motic Xiamen Electric Group Co. Ltd. Class A	119,900	270
*	Beijing Haixin Energy Technology Co. Ltd. Class A	572,300	269
	Jiangsu Gian Tachnology Co. Ltd. Class A	45,200	269
*	China Fortune Land Development Co. Ltd. Class A	893,800	269
	City Development Environment Co. Ltd. Class A	139,720	269
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	229,100	269
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	118,200	269
*	Hymson Laser Technology Group Co. Ltd. Class A	62,587	269
*	Fujian Snowman Group Co. Ltd. Class A	174,100	268
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	103,300	267
*	Hainan Haiyao Co. Ltd. Class A	301,000	267
	Unilumin Group Co. Ltd. Class A	269,800	266
*	Kingsignal Technology Co. Ltd. Class A	163,000	266
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	20,718	266
*	Jiangyin Hengrun Heavy Industries Co. Ltd. Class A	114,400	266
	Huadian Heavy Industries Co. Ltd. Class A	296,200	265
	Guangdong Vanward New Electric Co. Ltd. Class A	163,400	265
	HBIS Resources Co. Ltd. Class A	137,900	265
	Shanxi Coking Co. Ltd. Class A (XSHG)	487,227	264
*	CSG Smart Science&Technology Co. Ltd. Class A	184,500	264
	Sunyard Technology Co. Ltd. Class A	105,700	264
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	242,800	263
	Vats Liquor Chain Store Management JSC Ltd. Class A	104,100	263
*	UTour Group Co. Ltd. Class A	249,200	263
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	99,100	263
	Chongqing Road & Bridge Co. Ltd. Class A	294,700	263
	Shanghai Baolong Automotive Corp. Class A	49,100	263
	Edan Instruments Inc. Class A	144,200	262
	Lianhe Chemical Technology Co. Ltd. Class A	181,800	261
	CQ Pharmaceutical Holding Co. Ltd. Class A	355,300	261
*	Beijing Jingyuntong Technology Co. Ltd. Class A	510,900	261
	Rianlon Corp. Class A	59,700	261
	Solareast Holdings Co. Ltd. Class A	197,600	261
	Shenzhen Das Intellitech Co. Ltd. Class A	564,300	260
*	Golden Solar New Energy Technology Holdings Ltd.	1,432,004	260
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	263,094	260
*	Beijing VRV Software Corp. Ltd. Class A	348,300	259
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	202,600	259
	Anhui Huaheng Biotechnology Co. Ltd. Class A	55,901	259
	Changzheng Engineering Technology Co. Ltd. Class A	109,100	259
	East China Engineering Science & Technology Co. Ltd. Class A	186,300	258
*	Beijing Philisense Technology Co. Ltd. Class A	340,500	257

		Shares	Market Value ($000)
	Huafu Fashion Co. Ltd. Class A	396,400	257
*	Xi'an Tian He Defense Technology Co. Ltd. Class A	133,900	257
	Streamax Technology Co. Ltd. Class A	40,800	257
	Lancy Co. Ltd. Class A	104,400	255
*	Minmetals Development Co. Ltd. Class A	230,946	255
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	285,100	255
	CTS International Logistics Corp. Ltd. Class A	291,080	254
	Focused Photonics Hangzhou Inc. Class A	95,500	253
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	179,300	251
	Xinjiang Communications Construction Group Co. Ltd. Class A	150,600	250
*	Guizhou Zhenhua E Chem Inc. Class A	131,135	250
*	Konka Group Co. Ltd. Class A	368,700	249
	China Bester Group Telecom Co. Ltd. Class A	82,200	249
	JS Corrugating Machinery Co. Ltd. Class A	155,700	249
*	Guangdong DFP New Material Group Co. Ltd.	433,200	249
*	Anhui Golden Seed Winery Co. Ltd. Class A	171,200	248
	CECEP Environmental Protection Co. Ltd. Class A	291,400	248
*	Nanfang Zhongjin Environment Co. Ltd. Class A	467,000	247
*	Top Energy Co. Ltd. Shanxi Class A	297,800	246
	Wushang Group Co. Ltd. Class A	188,173	245
	Changshu Tianyin Electromechanical Co. Ltd. Class A	99,600	244
	Sinosteel Engineering & Technology Co. Ltd. Class A	277,700	244
	Shandong Jinjing Science & Technology Co. Ltd. Class A	346,200	244
	ShaanXi Provincial Natural Gas Co. Ltd. Class A	225,300	244
	DLG Exhibitions & Events Corp. Ltd. Class A	162,440	244
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	128,100	243
*	Henan Yuneng Holdings Co. Ltd. Class A	322,700	243
	Zhejiang Hailide New Material Co. Ltd. Class A	315,400	243
	Toread Holdings Group Co. Ltd. Class A	201,500	243
*	Kunwu Jiuding Investment Holdings Co. Ltd. Class A	109,000	242
	Shenzhen Changhong Technology Co. Ltd. Class A	127,700	242
	Nanjing Cosmos Chemical Co. Ltd. Class A	117,040	242
	Appotronics Corp. Ltd. Class A	113,901	241
*	Bright Real Estate Group Co. Ltd. Class A	488,200	241
	Foran Energy Group Co. Ltd. Class A	169,136	240
	Befar Group Co. Ltd. Class A	394,300	240
	Jiajiayue Group Co. Ltd. Class A	161,300	239
	Sichuan Jinyuan Yinhai Software Co. Ltd. Class A	90,700	239
	Jiang Su Suyan Jingshen Co. Ltd. Class A	164,000	239
	Jinhong Gas Co. Ltd. Class A	97,796	239
	Ningxia Western Venture Industrial Co. Ltd. Class A	322,600	239
	China Railway Special Cargo Logistics Co. Ltd. Class A	400,700	239
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	576,200	238
*	Beijing Thunisoft Corp. Ltd. Class A	199,900	237
	5I5J Holding Group Co. Ltd. Class A	574,100	237
*	Toyou Feiji Electronics Co. Ltd. Class A	113,600	237
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	43,551	237
*	Shanghai Medicilon Inc. Class A	27,033	237
	Jinlei Technology Co. Ltd. Class A	80,100	237
	Hainan Expressway Co. Ltd. Class A	253,400	235
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	259,500	234
	Dashang Co. Ltd. Class A	86,086	234
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	327,522	234
	Winall Hi-Tech Seed Co. Ltd. Class A	185,850	234
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	170,300	234
	Shenzhen Laibao Hi-tech Co. Ltd. Class A	161,200	233
	China Television Media Ltd. Class A	99,900	233
	Jinneng Science&Technology Co. Ltd. Class A	234,000	232
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	79,100	232
	Qiming Information Technology Co. Ltd. Class A	93,800	231
	Jiaze Renewables Co. Ltd.	449,700	231
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	272,400	229
	Suning Universal Co. Ltd. Class A	751,900	228
	Jiangsu Huaxicun Co. Ltd. Class A	230,300	228
*	Sun Create Electronics Co. Ltd. Class A	60,600	228
*	Hunan New Wellful Co. Ltd. Class A	263,800	228
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	148,500	227
	Yunnan Energy Investment Co. Ltd. Class A	153,700	227
	Ningxia Building Materials Group Co. Ltd. Class A	119,700	227
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	115,400	226

		Shares	Market Value ($000)
	Shenzhen Xinyichang Technology Co. Ltd. Class A	25,981	226
	Chengdu Hongqi Chain Co. Ltd. Class A	265,600	225
	Henan Liliang Diamond Co. Ltd. Class A	54,900	225
	Wellhope Foods Co. Ltd. Class A	188,700	224
	Xinxiang Chemical Fiber Co. Ltd. Class A	414,000	224
	Jinghua Pharmaceutical Group Co. Ltd. Class A	206,290	224
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	147,200	224
	YanTai Shuangta Food Co. Ltd. Class A	301,100	222
	Shanghai Pudong Construction Co. Ltd. Class A	234,055	222
	Shandong Bohui Paper Industrial Co. Ltd. Class A	327,058	222
*	Hanwang Technology Co. Ltd. Class A	61,600	222
	Zhende Medical Co. Ltd. Class A	71,800	221
*	Beijing Join-Cheer Software Co. Ltd. Class A	226,000	220
*	Jishi Media Co. Ltd. Class A	816,900	220
*	YaGuang Technology Group Co. Ltd. Class A	245,600	219
	Three's Co. Media Group Co. Ltd. Class A	48,234	219
	Ligao Foods Co. Ltd. Class A	34,900	218
	Zhongtong Bus Holding Co. Ltd. Class A	143,700	218
	Guizhou Tyre Co. Ltd. Class A	347,692	218
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	289,100	218
*	Xinjiang Ba Yi Iron & Steel Co. Ltd. Class A	367,200	218
	Hubei Chutian Smart Communication Co. Ltd. Class A	367,300	218
	Riyue Heavy Industry Co. Ltd. Class A	129,000	217
	Xiamen Xiangyu Co. Ltd. Class A	218,933	217
	Xilinmen Furniture Co. Ltd. Class A	99,600	217
*	Hubei Century Network Technology Co. Ltd. Class A	108,400	217
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	149,941	216
	Foshan Electrical & Lighting Co. Ltd. Class A	242,000	216
	Shenzhen Guangju Energy Co. Ltd. Class A	127,900	216
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	212,000	215
*	Wutong Holding Group Co. Ltd. Class A	326,700	215
	Guangxi Wuzhou Communications Co. Ltd. Class A	360,700	215
*	Chengdu ALD Aviation Manufacturing Corp. Class A	64,854	215
	Shenzhen Topway Video Communication Co. Ltd. Class A	176,300	214
	Guilin Sanjin Pharmaceutical Co. Ltd. Class A	101,792	213
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	95,600	213
*	Shenyang Jinbei Automotive Co. Ltd. Class A	307,200	213
*	Foshan Yowant Technology Co. Ltd. Class A	224,200	213
*	Jiangsu Zongyi Co. Ltd. Class A	286,000	213
	Zhejiang Vie Science & Technology Co. Ltd. Class A	112,400	213
	Shenzhen Tagen Group Co. Ltd. Class A	430,300	212
	Changhong Meiling Co. Ltd. Class A	210,300	212
	Chongqing Port Co. Ltd. Class A	273,500	212
	Hangzhou Weiguang Electronic Co. Ltd. Class A	46,000	211
	Jiangsu Lianyungang Port Co. Ltd. Class A	256,200	211
*	Phenix Optical Co. Ltd. Class A	72,400	211
	M-Grass Ecology & Environment Group Co. Ltd. Class A	358,000	210
*	Taiyuan Heavy Industry Co. Ltd. Class A (XSHG)	644,000	210
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	398,900	209
	MYS Group Co. Ltd. Class A	405,400	208
	Wencan Group Co. Ltd. Class A	72,097	207
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	233,900	207
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	143,500	207
	China Kepei Education Group Ltd.	1,050,000	206
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	81,100	206
	Hangxiao Steel Structure Co. Ltd. Class A	556,700	205
*	Beijing Aerospace Changfeng Co. Ltd. Class A	104,500	205
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	91,000	204
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	249,000	204
	Duolun Technology Corp. Ltd. Class A	170,700	204
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	250,500	203
*	Lingyuan Iron & Steel Co. Ltd. Class A	714,300	203
	Shenzhen Invt Electric Co. Ltd. Class A	176,700	200
	Xiamen Jihong Technology Co. Ltd. Class A	85,000	199
	Bmc Medical Co. Ltd. Class A	16,520	199
	Haining China Leather Market Co. Ltd. Class A	321,700	199
*	VanJee Technology Co. Ltd. Class A	53,100	198
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	141,400	198
	Nanjing Kangni Mechanical & Electrical Co. Ltd. Class A	223,200	197
	Riyue Heavy Industry Co. Ltd. Class A (XSHG)	116,900	196

		Shares	Market Value ($000)
[1]	Helens International Holdings Co. Ltd.	1,208,000	196
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	207,900	196
*	Guangxi Radio & Television Information Network Corp. Ltd. Class A	386,700	196
	China Sports Industry Group Co. Ltd. Class A	153,800	196
	Time Publishing & Media Co. Ltd. Class A	148,360	196
*	Jilin Yatai Group Co. Ltd. Class A	787,400	196
*	NSFOCUS Technologies Group Co. Ltd. Class A	176,300	195
*	Tongding Interconnection Information Co. Ltd. Class A	287,300	195
	Jinhui Liquor Co. Ltd. Class A	77,400	195
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	62,100	194
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	356,300	194
	Huangshan Novel Co. Ltd. Class A	120,400	194
	Guangdong Goworld Co. Ltd. Class A	107,200	193
	Shenzhen Center Power Tech Co. Ltd. Class A	85,800	193
	Kuangda Technology Group Co. Ltd. Class A	274,200	193
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	73,700	192
	Bear Electric Appliance Co. Ltd. Class A	28,800	192
	Hunan Aihua Group Co. Ltd. Class A	86,843	192
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	88,300	192
*	New Journey Health Technology Group Co. Ltd. Class A	620,500	191
	Emei Shan Tourism Co. Ltd. Class A	96,900	191
*	China Union Holdings Ltd. Class A	374,800	190
	Hangzhou Onechance Tech Corp. Class A	54,300	190
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	138,300	190
	Hangzhou Sunrise Technology Co. Ltd. Class A	87,100	190
	Shenzhen Heungkong Holding Co. Ltd. Class A	814,500	190
*	Yibin Tianyuan Group Co. Ltd. Class A	263,250	189
	Hongrun Construction Group Co. Ltd. Class A	264,700	189
*	China High Speed Railway Technology Co. Ltd. Class A	490,300	188
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	34,900	188
	Baoxiniao Holding Co. Ltd. Class A	356,800	188
	Luoniushan Co. Ltd. Class A	213,601	187
*	KBC Corp. Ltd. Class A	50,984	187
*	Jiangsu Transimage Technology Co. Ltd. Class A	75,300	187
	Hangzhou Jiebai Group Co. Ltd. Class A	174,193	187
	Bros Eastern Co. Ltd. Class A	255,000	187
	Tongyu Communication Inc. Class A	84,130	186
	Keshun Waterproof Technologies Co. Ltd. Class A	253,700	186
*	Bright Eye Hospital Group Co. Ltd. Class A	32,300	186
	Shenzhen Click Technology Co. Ltd. Class A	97,400	185
*	Jiangsu General Science Technology Co. Ltd. Class A	286,500	185
	Xiangyu Medical Co. Ltd. Class A	28,740	184
*	Suzhou Jinfu Technology Co. Ltd. Class A	258,500	184
*	Beijing Baination Pictures Co. Ltd. Class A	213,700	183
	Guizhou Guihang Automotive Components Co. Ltd. Class A	86,000	183
*	Sino GeoPhysical Co. Ltd. Class A	65,900	182
*	Marssenger Kitchenware Co. Ltd. Class A	93,000	182
	Foshan Nationstar Optoelectronics Co. Ltd. Class A	141,200	181
	Shenzhen Tellus Holding Co. Ltd. Class A	76,500	180
*	Shunfa Hengneng Corp. Class A	428,600	180
*	Eastone Century Technology Co. Ltd. Class A	207,100	180
	CITIC Press Corp. Class A	40,700	179
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	219,300	179
*	Sinopec Oilfield Equipment Corp. Class A	186,800	179
	Suzhou Good-Ark Electronics Co. Ltd. Class A	128,600	177
	Shanghai Industrial Development Co. Ltd. Class A	368,600	177
*	Truking Technology Ltd. Class A	148,900	177
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	198,200	176
	Sanjiang Shopping Club Co. Ltd. Class A	111,700	176
	Era Co. Ltd. Class A	301,200	175
	Zhejiang Hangmin Co. Ltd. Class A	177,100	175
*	Piesat Information Technology Co. Ltd. Class A	63,448	175
*	Anyang Iron & Steel Inc. Class A	538,400	175
	Dongfeng Electronic Technology Co. Ltd. Class A	99,200	175
	Orient International Enterprise Ltd. Class A	170,400	175
	Guangzhou Zhiguang Electric Co. Ltd. Class A	202,900	174
*	China Aluminum International Engineering Corp. Ltd. Class A	257,600	172
	Black Peony Group Co. Ltd. Class A	228,740	171
	Xizi Clean Energy Equipment Manufacturing Co. Ltd. Class A	97,700	171
	Vatti Corp. Ltd. Class A	189,900	169

		Shares	Market Value ($000)
	Tianjin Teda Co. Ltd. Class A	277,600	169
	Bafang Electric Suzhou Co. Ltd. Class A	45,408	169
	Jiangsu Hongdou Industrial Co. Ltd. Class A	558,000	169
	Guangxi Energy Co. Ltd. Class A	299,000	169
	Changchun BCHT Biotechnology Co. Ltd. Class A	51,410	167
	Center International Group Co. Ltd. Class A	116,800	167
	Shenzhen Textile Holdings Co. Ltd. Class A	115,200	167
*	Transwarp Technology Shanghai Co. Ltd. Class A	23,390	167
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	178,920	167
*	Beijing Global Safety Technology Co. Ltd. Class A	52,500	166
	Qinghai Huzhu TianYouDe Highland Barley Spirit Co. Ltd. Class A	120,900	166
	Guangzhou Hengyun Enterprises Holdings Ltd. Class A	188,579	166
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	365,800	166
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	217,600	165
	Ningbo Cixing Co. Ltd. Class A	147,600	165
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	62,100	164
	Cangzhou Mingzhu Plastic Co. Ltd. Class A	323,580	164
*	Jiangsu Yinhe Electronics Co. Ltd. Class A	236,200	164
*	Long Yuan Construction Group Co. Ltd. Class A	340,500	163
	Luyang Energy-Saving Materials Co. Ltd.	109,666	163
*	Cybrid Technologies Inc. Class A	105,000	163
	Shanxi Blue Flame Holding Co. Ltd. Class A	166,500	162
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	206,600	162
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	108,600	162
	Ningbo Peacebird Fashion Co. Ltd. Class A	81,300	162
*	Blue Sail Medical Co. Ltd. Class A	182,199	161
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	36,200	161
	Yechiu Metal Recycling China Ltd. Class A	444,700	161
	Bestore Co. Ltd. Class A	89,500	159
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	44,000	159
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	230,900	159
	China CYTS Tours Holding Co. Ltd. Class A	115,800	158
	Cangzhou Dahua Co. Ltd. Class A	79,100	158
*	Hiconics Eco-energy Technology Co. Ltd. Class A	187,400	157
	Beijing Sanyuan Foods Co. Ltd. Class A	243,200	157
	Guangdong Shaoneng Group Co. Ltd. Class A	214,700	156
	Shanghai Hile Bio-Technology Co. Ltd. Class A	151,300	155
*	Triumph New Energy Co. Ltd. Class A	102,500	154
	Suzhou Oriental Semiconductor Co. Ltd. Class A	20,614	154
	Shenzhen Topraysolar Co. Ltd. Class A	307,500	154
*	Beijing North Star Co. Ltd. Class H	1,378,000	153
*	World Union Group Inc. Class A	461,300	152
	Shenzhen Jinjia Group Co. Ltd. Class A	274,000	151
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	150,600	151
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	74,540	150
	Canny Elevator Co. Ltd. Class A	146,200	149
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	95,700	148
	Shandong Head Co. Ltd. Class A	80,800	148
	Liaoning Energy Industry Co. Ltd. Class A	274,700	148
	Guangdong Shirongzhaoye Co. Ltd. Class A	191,100	147
	Fujian Qingshan Paper Industry Co. Ltd. Class A	466,900	147
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	111,900	147
	Gansu Yasheng Industrial Group Co. Ltd. Class A	351,100	146
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	36,552	144
	Guangdong Guanhao High-Tech Co. Ltd. Class A	332,200	144
	Beijing Fengjing Automotive Parts Co. Ltd.	295,200	143
	Hongli Zhihui Group Co. Ltd. Class A	149,800	140
	Hengdian Entertainment Co. Ltd. Class A	58,900	140
	Qingdao Citymedia Co. Ltd. Class A	143,700	139
	Ningbo Ligong Environment & Energy Technology Co. Ltd. Class A	79,600	138
	Zhejiang Tony Electronic Co. Ltd. Class A	51,500	136
	ZhongYeDa Electric Co. Ltd. Class A	107,300	136
	Xiamen Port Development Co. Ltd. Class A	117,600	136
*	Top Resource Energy Co. Ltd. Class A	192,500	135
	Wuhan Keqian Biology Co. Ltd. Class A	57,815	135
	Huludao Zinc Industry Co. Class A	294,600	135
	Fuan Pharmaceutical Group Co. Ltd. Class A	203,600	132
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	174,000	132
	Jiangsu Changbao Steeltube Co. Ltd. Class A	170,700	131
	Changshu Fengfan Power Equipment Co. Ltd. Class A	199,000	128

		Shares	Market Value ($000)
	Shanghai Baosteel Packaging Co. Ltd. Class A	185,800	128
*	Shanxi Guoxin Energy Corp. Ltd. Class A	331,780	127
	COFCO Capital Holdings Co. Ltd. Class A (XSHE)	74,500	126
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	196,300	126
	Joeone Co. Ltd. Class A	101,800	124
*	Henan Ancai Hi-Tech Co. Ltd. Class A	183,600	123
	CCS Supply Chain Management Co. Ltd. Class A	196,000	122
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	250,300	122
*	China Wuyi Co. Ltd. Class A	320,400	119
	Hualan Biological Bacterin Inc. Class A	45,300	119
*	Dongjiang Environmental Co. Ltd. Class A	180,649	115
	Zhejiang Meida Industrial Co. Ltd. Class A	119,400	114
*	Guangzhou Pearl River Piano Group Co. Ltd. Class A	166,900	113
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A (XSSC)	83,400	112
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	36,680	103
	Bestsun Energy Co. Ltd. Class A	204,000	102
	Zhuhai Port Co. Ltd. Class A	136,000	102
*	Beijing Sinohytec Co. Ltd. Class A	29,519	93
*	China South City Holdings Ltd.	6,452,000	90
	Shanxi Coking Co. Ltd. Class A	165,100	89
*	Shenzhen Properties & Resources Development Group Ltd. Class A	73,800	87
*	JinJian Cereals Industry Co. Ltd. Class A	80,900	79
*,3	Pengdu Agriculture & Animal Husbandry Co. Ltd. Class A	1,532,300	77
	Shandong Xiantan Co. Ltd. Class A	82,100	70
	Goldcard Smart Group Co. Ltd. Class A	37,900	64
*,3	Guangdong Highsun Group Co. Ltd. Class A	631,300	54
*	Beijing North Star Co. Ltd. Class A	211,300	52
*,3	Orient Group Inc. Class A	831,200	42
*	China Conch Environment Protection Holdings Ltd.	439,454	37
*,3	ChangjiangRunfa Health Industry Co. Ltd. Class A	472,700	24
*,3	Ningxia Zhongyin Cashmere Co. Ltd. Class A	545,000	14
*,3	China Fishery Group Ltd.	578,512	—
*,3	Jiangsu Zhongnan Construction Group Co. Ltd. Class A	1,122,100	—
*,3	Zhongtian Financial Group Co. Ltd. Class A	1,790,700	—
*,3	Zhejiang Akcome New Energy Technology Co. Ltd.	1,202,200	—
*,3	Blivex Energy Technology Co. Ltd. Class A	1,301,479	—
			688,197
Denmark (1.5%)
	Ringkjoebing Landbobank A/S	82,981	18,293
*	NKT A/S	178,524	15,705
	ISS A/S	504,374	14,499
	Jyske Bank A/S (Registered)	143,426	14,399
*	ALK-Abello A/S	437,654	12,698
	Sydbank A/S	169,790	12,579
	Royal Unibrew A/S	165,478	12,378
	FLSmidth & Co. A/S	159,963	9,410
*	Bavarian Nordic A/S	256,505	9,285
	Alm Brand A/S	2,387,863	6,587
	Ambu A/S Class B	449,306	6,559
*	GN Store Nord A/S	431,769	6,185
*,2	Netcompany Group A/S	138,892	5,093
	Chemometec A/S	56,363	4,350
	Schouw & Co. A/S	40,394	3,805
[1]	TORM plc Class A	188,271	3,470
	D/S Norden A/S	59,675	2,075
	UIE plc	43,050	1,921
[2]	Scandinavian Tobacco Group A/S	142,406	1,864
*	Dfds A/S	91,135	1,636
*	NTG Nordic Transport Group A/S	53,182	1,594
[1]	Gubra A/S	17,505	975
			165,360
Egypt (0.1%)
	Eastern Co. SAE	4,054,997	2,834
	Talaat Moustafa Group	2,379,787	2,612
	Telecom Egypt Co.	1,716,545	1,449
*	Fawry for Banking & Payment Technology Services SAE	5,138,725	1,360
*	EFG Holding SAE	2,532,491	1,240
*	U Consumer Finance	1,160,703	191
			9,686

		Shares	Market Value ($000)
Finland (0.8%)
	Konecranes OYJ	213,823	17,818
	Huhtamaki OYJ	285,465	9,826
	Mandatum OYJ	1,323,882	8,980
	Hiab OYJ	118,795	8,107
	Kemira OYJ	375,455	7,990
*	Kojamo OYJ	503,580	6,391
	Kalmar OYJ Class B	119,787	5,406
	TietoEVRY OYJ (XHEL)	278,394	4,792
	Outokumpu OYJ	1,085,755	4,086
*	QT Group OYJ	58,192	4,004
[1]	Nokian Renkaat OYJ	390,423	3,505
[2]	Terveystalo OYJ	245,931	3,013
	Sanoma OYJ	215,237	2,489
	Revenio Group OYJ	71,299	2,135
	Metsa Board OYJ Class B	494,078	1,818
*	YIT OYJ	436,512	1,512
	Tokmanni Group Corp.	152,495	1,493
	Citycon OYJ	240,557	1,035
	TietoEVRY OYJ	56,975	986
	Finnair OYJ	289,343	949
			96,335
France (2.8%)
	SPIE SA	481,118	28,314
	Gaztransport Et Technigaz SA	115,036	21,637
	Technip Energies NV	488,489	21,094
	Nexans SA	118,835	17,079
	Elis SA	598,245	16,494
	Vallourec SACA	539,311	10,079
	Sopra Steria Group	46,022	9,916
*	Vivendi SE	2,193,910	8,317
	SES SA	1,199,473	8,248
	Rubis SCA	256,046	8,108
[1,2]	Verallia SA	249,878	8,040
	Alten SA	95,670	7,776
	Valeo SE	684,910	7,451
*	Forvia SE	534,966	6,801
	Coface SA	341,503	6,349
	VusionGroup	22,302	5,733
	Pluxee NV	271,864	5,513
	Virbac SACA	13,647	5,405
*	Air France-KLM	392,433	5,150
*	ID Logistics Group SACA	10,167	5,104
	IPSOS SA	112,894	5,069
	Trigano SA	26,807	4,572
[1]	Remy Cointreau SA	73,450	4,361
	ARGAN SA	54,102	4,061
	Societe BIC SA	64,610	3,928
	JCDecaux SE	234,370	3,853
	Mercialys SA	308,089	3,809
*	SOITEC	84,410	3,656
*	Carmila SA	180,785	3,552
	ICADE	149,408	3,551
	Vicat SACA	51,940	3,364
*	Ubisoft Entertainment SA	307,875	3,247
*,1,2	Worldline SA	775,009	2,823
	Interparfums SA	76,653	2,815
	Antin Infrastructure Partners SA	184,699	2,697
	Opmobility	170,499	2,611
	Imerys SA	105,594	2,600
	Television Francaise 1 SA	271,390	2,595
	Altarea SCA	20,700	2,555
	Metropole Television SA	166,440	2,431
*	Nexity SA	161,587	2,106
*	Lisi SA Prime de fidelite	35,980	1,945
	Mersen SA	69,495	1,903
	Derichebourg SA	265,887	1,748
[1]	Wavestone	24,015	1,589
	Quadient SA	86,076	1,582

		Shares	Market Value ($000)
*	Viridien	23,657	1,573
[1]	Eramet SA	27,337	1,512
	Peugeot Invest SA	16,863	1,457
	Planisware SA	58,672	1,421
*,2	Elior Group SA	454,050	1,348
*,1,2	X-Fab Silicon Foundries SE	161,054	1,172
*	Etablissements Maurel et Prom SA	189,222	1,162
	Beneteau SACA	124,553	1,156
	GL Events SACA	32,696	1,127
*,1	Voltalia SA (Registered)	129,969	1,099
*,1	Eutelsat Communications SACA	304,801	1,091
	Fnac Darty SA	30,830	1,044
	Exosens SAS	19,521	912
	Equasens	16,572	909
	Esso SA Francaise	7,420	816
	Lagardere SA	33,424	782
	Manitou BF SA	32,604	719
	LISI SA (XPAR)	12,798	692
*	Clariane SE	131,813	683
*	OVH Groupe SA	51,964	625
*	Emeis SA	35,459	551
*	Exail Technologies SA	3,875	524
*,2	Aramis Group SAS	60,452	370
			314,376
Germany (3.0%)
	Hensoldt AG	199,706	21,888
	thyssenkrupp AG	1,624,680	18,806
	RENK Group AG	234,860	18,232
*	TUI AG	1,480,540	13,357
	Freenet AG	393,577	12,765
	Bilfinger SE	118,183	12,715
*,2	Auto1 Group SE	360,957	10,821
*	Nordex SE	415,251	10,193
[1]	Aurubis AG	100,377	10,012
	K&S AG (Registered)	589,383	8,916
	TAG Immobilien AG	551,202	8,862
*	Aroundtown SA	2,336,094	8,424
*	IONOS Group SE	162,091	7,687
	flatexDEGIRO AG	250,686	7,577
	LANXESS AG	270,403	7,426
	United Internet AG (Registered)	230,528	6,608
	Krones AG	44,517	6,592
	HUGO BOSS AG	136,980	6,380
	AIXTRON SE	375,438	6,322
[1]	Gerresheimer AG	114,417	5,641
	Stroeer SE & Co. KGaA	104,334	5,606
*,1,2	Redcare Pharmacy NV	49,938	5,528
*	HelloFresh SE	497,854	5,239
	Sixt SE (XETR)	42,250	4,381
*,2	TeamViewer SE	424,400	4,340
	Duerr AG	163,051	4,191
[1]	Kontron AG	127,454	4,112
	Atoss Software SE	30,096	4,037
	Hornbach Holding AG & Co. KGaA	33,318	3,918
[2]	Befesa SA	127,023	3,809
*,1	Evotec SE	472,820	3,778
	Deutz AG	428,295	3,756
[1]	Schaeffler AG	649,162	3,753
[1]	ProSiebenSat.1 Media SE	401,092	3,656
	Eckert & Ziegler SE	47,910	3,645
	Jenoptik AG	171,128	3,627
	Vossloh AG	32,256	3,164
	Schott Pharma AG & Co. KGaA	115,951	3,129
	Grand City Properties SA	230,572	2,907
*	Hypoport SE	13,152	2,807
[2]	Deutsche Pfandbriefbank AG	437,130	2,721
	CANCOM SE	82,422	2,415
	KWS Saat SE & Co. KGaA	33,619	2,394
	Wacker Neuson SE	89,699	2,346

		Shares	Market Value ($000)
	Stabilus SE	80,853	2,318
*	CECONOMY AG	434,892	2,197
[1]	Suedzucker AG	183,612	2,103
[1]	PNE AG	117,462	2,025
	Elmos Semiconductor SE	19,741	1,970
	Pfeiffer Vacuum Technology AG	10,807	1,918
	Springer Nature AG & Co. KGaA	88,079	1,885
	Dermapharm Holding SE	48,839	1,870
	Salzgitter AG	69,303	1,797
	Norma Group SE	100,478	1,788
[1]	1&1 AG	84,794	1,783
	GRENKE AG	83,923	1,709
	Indus Holding AG	60,593	1,637
	Adtran Networks SE	64,228	1,517
[1]	Siltronic AG	34,245	1,481
*	Douglas AG	117,750	1,403
	Nagarro SE	21,994	1,391
	Kloeckner & Co. SE	185,474	1,352
[1]	Secunet Security Networks AG	5,369	1,335
*,1,2	Thyssenkrupp Nucera AG & Co. KGaA	104,140	1,242
	GFT Technologies SE	58,279	1,207
[1]	Energiekontor AG	20,789	1,168
	PATRIZIA SE	119,483	1,066
	Wuestenrot & Wuerttembergische AG	66,172	1,059
[1]	Deutsche Beteiligungs AG	34,829	968
*,1	SMA Solar Technology AG	41,575	952
	Adesso SE	9,983	922
[1]	Verbio SE	61,122	792
	Deutsche EuroShop AG	34,771	747
*,1	SGL Carbon SE	180,670	707
	STRATEC SE	21,718	687
	AlzChem Group AG	3,570	604
	Takkt AG	80,195	492
*,1	BayWa AG	43,712	485
			345,060
Greece (0.0%)
	Hellenic Exchanges - Athens Stock Exchange SA	196,303	1,561
	Fourlis Holdings SA	140,956	714
	Ideal Holdings SA	94,305	645
*	Intracom Holdings SA (Registered)	155,240	585
			3,505
Hong Kong (0.7%)
[1]	Guotai Junan International Holdings Ltd.	8,385,000	6,834
	United Laboratories International Holdings Ltd.	3,182,500	5,966
*,1,2	Everest Medicines Ltd.	708,500	5,737
	Pacific Basin Shipping Ltd.	15,027,532	4,342
	Stella International Holdings Ltd.	1,881,000	3,736
*,1,2	CARsgen Therapeutics Holdings Ltd.	1,166,500	3,215
	Fortune REIT	4,843,589	3,113
*,1	Cowell e Holdings Inc.	839,000	2,823
[1]	CGN Mining Co. Ltd.	10,825,000	2,778
	Luk Fook Holdings International Ltd.	1,000,399	2,610
	Vitasoy International Holdings Ltd.	2,106,957	2,460
	HKBN Ltd.	3,515,629	2,233
*,1	Vobile Group Ltd.	5,033,000	2,228
	Dah Sing Financial Holdings Ltd.	586,800	2,177
	VSTECS Holdings Ltd.	1,878,000	2,173
	SUNeVision Holdings Ltd.	2,053,000	2,026
*,1	Melco International Development Ltd.	2,762,032	1,910
*	Theme International Holdings Ltd.	17,028,347	1,822
	CITIC Telecom International Holdings Ltd.	5,007,004	1,623
*,1	Realord Group Holdings Ltd.	1,438,000	1,547
*,1	Mongolian Mining Corp.	1,539,000	1,541
[1]	China Travel International Investment Hong Kong Ltd.	6,540,000	1,538
	Huabao International Holdings Ltd.	3,233,000	1,409
	IGG Inc.	2,555,000	1,338
*,3	Jinchuan Group International Resources Co. Ltd.	16,346,000	1,333
*,1	Envision Greenwise Holdings Ltd.	1,314,620	1,213
	Chow Sang Sang Holdings International Ltd.	1,115,565	1,178

		Shares	Market Value ($000)
	Cafe de Coral Holdings Ltd.	1,134,000	1,045
	Sunlight REIT	3,328,072	961
	Value Partners Group Ltd.	3,321,434	903
[1]	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	772,000	897
	K Wah International Holdings Ltd.	3,173,398	875
	Truly International Holdings Ltd.	5,557,000	833
	Giordano International Ltd.	4,111,735	780
	LK Technology Holdings Ltd.	1,854,475	747
	Prosperity REIT	4,094,000	714
*	Television Broadcasts Ltd.	1,164,300	618
	SmarTone Telecommunications Holdings Ltd.	881,730	516
	Hutchison Telecommunications Hong Kong Holdings Ltd.	3,682,000	506
	CITIC Resources Holdings Ltd.	9,428,000	485
*	Asia Cement China Holdings Corp.	1,403,500	468
	Far East Consortium International Ltd.	4,477,043	449
	Singamas Container Holdings Ltd.	4,947,960	434
*,2	IMAX China Holding Inc.	369,766	399
*	Shun Tak Holdings Ltd.	4,454,000	375
	Texhong International Group Ltd.	591,500	358
	C-Mer Medical Holdings Ltd.	1,474,000	341
	Sa Sa International Holdings Ltd.	3,510,000	276
*	Powerlong Real Estate Holdings Ltd.	3,046,000	139
*	OCI International Holdings Ltd.	1,078,927	54
			84,076
Iceland (0.1%)
	Heimar HF	4,774,831	1,470
	Sjova-Almennar Tryggingar HF	2,748,794	1,009
*	Olgerdin Egill Skallagrims HF	6,445,304	898
	Siminn HF	7,435,193	815
	Skagi Hf	4,302,837	683
*	Icelandair Group HF	68,612,510	580
*	Kaldalon Hf.	1,625,184	329
			5,784
India (7.1%)
	JK Cement Ltd.	116,961	8,857
*	Delhivery Ltd.	1,804,320	8,723
	Crompton Greaves Consumer Electricals Ltd.	2,132,750	7,828
	Radico Khaitan Ltd.	238,678	7,431
	Multi Commodity Exchange of India Ltd.	81,938	7,151
	Cholamandalam Financial Holdings Ltd.	328,907	7,060
	Computer Age Management Services Ltd.	157,673	6,681
	Navin Fluorine International Ltd.	112,359	6,458
*,2	Krishna Institute of Medical Sciences Ltd.	741,058	6,344
[2]	Gland Pharma Ltd.	259,771	6,090
*,2	PNB Housing Finance Ltd. (XNSE)	528,717	5,927
*	Amber Enterprises India Ltd.	65,399	5,905
	Tata Chemicals Ltd.	522,973	5,845
*	Reliance Power Ltd.	9,434,798	5,641
	Redington Ltd.	1,937,120	5,500
	JB Chemicals & Pharmaceuticals Ltd.	269,334	5,431
	Apollo Tyres Ltd.	1,056,052	5,398
	Ramco Cements Ltd.	397,456	5,317
[2]	Brookfield India Real Estate Trust	1,481,650	5,316
[2]	Aster DM Healthcare Ltd.	758,090	5,210
	Manappuram Finance Ltd.	1,801,673	5,187
*	Wockhardt Ltd.	266,483	5,036
	Kalpataru Projects International Ltd.	380,961	4,963
*	Brigade Enterprises Ltd.	426,823	4,880
	Narayana Hrudayalaya Ltd.	222,828	4,860
	Welspun Corp. Ltd.	432,934	4,597
	Timken India Ltd.	118,627	4,486
	Piramal Pharma Ltd.	1,982,699	4,429
	SKF India Ltd.	78,254	4,354
	KPR Mill Ltd.	331,768	4,296
	Godfrey Phillips India Ltd.	41,221	4,266
	KEC International Ltd.	435,632	4,264
	Angel One Ltd.	143,244	4,232
*	EID Parry India Ltd.	300,460	4,213
	UTI Asset Management Co. Ltd.	277,564	4,195

		Shares	Market Value ($000)
*	Five-Star Business Finance Ltd.	620,895	4,184
	NBCC India Ltd.	3,413,685	4,182
	PG Electroplast Ltd.	449,243	4,134
*	Global Health Ltd.	275,302	4,113
*	Affle 3i Ltd.	183,125	4,071
*	IIFL Finance Ltd.	748,145	4,057
	Neuland Laboratories Ltd.	26,511	4,008
	CESC Ltd.	2,063,826	3,968
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	216,816	3,934
	Firstsource Solutions Ltd.	1,011,889	3,926
	Sundram Fasteners Ltd.	346,731	3,887
	Karur Vysya Bank Ltd.	1,292,039	3,872
	Amara Raja Energy & Mobility Ltd.	352,509	3,861
	Kfin Technologies Ltd.	314,123	3,853
	Atul Ltd.	50,919	3,840
	Nuvama Wealth Management Ltd.	46,531	3,834
	Carborundum Universal Ltd.	361,601	3,832
*	Cohance Lifesciences Ltd.	331,190	3,760
	Cyient Ltd.	274,027	3,752
	Kajaria Ceramics Ltd.	271,712	3,637
*	Inox Wind Ltd.	2,109,656	3,601
	Sammaan Capital Ltd.	2,476,393	3,565
	Himadri Speciality Chemical Ltd.	663,700	3,565
*	Jaiprakash Power Ventures Ltd.	14,881,249	3,549
	Great Eastern Shipping Co. Ltd.	332,378	3,546
*	Reliance Infrastructure Ltd.	949,203	3,532
	Aditya Birla Real Estate Ltd.	163,850	3,518
*	Onesource Speciality Pharma Ltd.	156,763	3,516
[2]	Home First Finance Co. India Ltd.	254,949	3,513
	Gujarat State Petronet Ltd.	973,869	3,489
	Tata Investment Corp. Ltd.	45,037	3,487
	Zensar Technologies Ltd.	380,744	3,485
*	ZF Commercial Vehicle Control Systems India Ltd.	23,163	3,477
	Motherson Sumi Wiring India Ltd.	8,228,785	3,471
	Elgi Equipments Ltd.	530,833	3,432
	Anand Rathi Wealth Ltd.	111,608	3,360
	NCC Ltd.	1,341,317	3,315
	Aegis Logistics Ltd.	404,922	3,314
*	Cartrade Tech Ltd.	130,436	3,242
	Acutaas Chemicals Ltd.	212,555	3,203
	Natco Pharma Ltd.	288,939	3,136
	Nava Ltd.	435,673	3,117
*	Aditya Birla Lifestyle Brands Ltd.	1,895,619	3,105
[2]	Mindspace Business Parks REIT	651,289	3,069
	Chambal Fertilisers & Chemicals Ltd.	517,929	3,027
	Hindustan Copper Ltd.	1,089,820	3,005
	Usha Martin Ltd.	698,165	2,993
	Gillette India Ltd.	23,960	2,958
	Sumitomo Chemical India Ltd.	398,476	2,938
[2]	Paradeep Phosphates Ltd.	1,201,408	2,935
[2]	IndiaMart InterMesh Ltd.	98,882	2,909
	eClerx Services Ltd.	67,579	2,895
	Kirloskar Oil Engines Ltd.	281,691	2,885
	Intellect Design Arena Ltd.	246,923	2,865
	City Union Bank Ltd.	1,168,963	2,845
[2]	Eris Lifesciences Ltd.	139,124	2,845
	Aptus Value Housing Finance India Ltd.	761,319	2,835
	Garden Reach Shipbuilders & Engineers Ltd.	96,034	2,835
	Craftsman Automation Ltd.	36,758	2,829
	Mahanagar Gas Ltd.	183,528	2,827
	BEML Ltd.	62,977	2,825
	Jubilant Pharmova Ltd.	207,024	2,811
*	Aavas Financiers Ltd.	143,122	2,807
*,2	Lemon Tree Hotels Ltd.	1,642,498	2,793
*	Sapphire Foods India Ltd.	766,947	2,760
	TVS Holdings Ltd.	20,548	2,696
	Techno Electric & Engineering Co. Ltd.	163,026	2,689
	EIH Ltd.	629,316	2,681
	Sobha Ltd. (XNSE)	147,140	2,673
*	Nazara Technologies Ltd.	173,958	2,671

		Shares	Market Value ($000)
*	VA Tech Wabag Ltd.	147,070	2,649
	Ceat Ltd.	70,041	2,641
	Rainbow Children's Medicare Ltd.	152,079	2,640
*	PVR Inox Ltd.	231,450	2,631
	Grindwell Norton Ltd.	149,647	2,631
[2]	PowerGrid Infrastructure Investment Trust	2,500,980	2,611
	LMW Ltd.	15,089	2,596
	Triveni Turbine Ltd.	380,375	2,585
	Balrampur Chini Mills Ltd.	386,761	2,579
	Shyam Metalics & Energy Ltd.	229,695	2,578
*	PTC Industries Ltd.	15,089	2,575
	Granules India Ltd.	472,888	2,549
	CMS Info Systems Ltd.	487,606	2,544
	Titagarh Rail System Ltd.	260,579	2,543
	HBL Engineering Ltd.	380,774	2,536
*	Medplus Health Services Ltd.	239,642	2,535
*	CreditAccess Grameen Ltd.	178,560	2,530
*	Sudarshan Chemical Industries Ltd.	153,949	2,515
*	Devyani International Ltd.	1,343,544	2,488
	HFCL Ltd.	2,896,273	2,485
*	Embassy Developments Ltd.	2,074,038	2,483
	Swan Energy Ltd.	467,889	2,475
*	Data Patterns India Ltd.	81,768	2,448
*	Go Digit General Insurance Ltd.	577,729	2,431
	Poly Medicure Ltd.	109,951	2,424
	Zen Technologies Ltd.	146,076	2,420
	LT Foods Ltd.	438,096	2,417
	Sonata Software Ltd.	541,330	2,413
	Anant Raj Ltd.	373,881	2,394
*	Chalet Hotels Ltd.	228,677	2,368
	Birlasoft Ltd.	527,771	2,343
	Can Fin Homes Ltd.	272,982	2,331
	V-Guard Industries Ltd.	533,891	2,323
	Aditya Birla Sun Life Asset Management Co. Ltd.	237,307	2,311
	ITD Cementation India Ltd.	260,159	2,298
	Asahi India Glass Ltd.	239,883	2,289
*	Jyoti CNC Automation Ltd.	197,692	2,288
	CCL Products India Ltd.	229,899	2,230
	JM Financial Ltd.	1,223,969	2,196
	JK Lakshmi Cement Ltd.	197,491	2,186
[2]	Indian Energy Exchange Ltd.	1,419,338	2,180
[2]	IRCON International Ltd.	1,082,873	2,173
	BASF India Ltd.	37,863	2,152
	Engineers India Ltd.	884,487	2,145
*	Praj Industries Ltd.	404,743	2,142
	Olectra Greentech Ltd.	132,795	2,124
	Transformers & Rectifiers India Ltd.	366,197	2,120
	Alembic Pharmaceuticals Ltd.	190,518	2,118
	Finolex Cables Ltd.	209,693	2,107
*,2	Metropolis Healthcare Ltd.	91,817	2,079
	Edelweiss Financial Services Ltd.	1,774,080	2,078
[2]	Sansera Engineering Ltd.	135,611	2,058
*	Aadhar Housing Finance Ltd.	356,991	2,055
*	Concord Biotech Ltd.	100,446	2,018
	Tilaknagar Industries Ltd.	360,546	2,018
	Gravita India Ltd.	94,623	2,012
	Jubilant Ingrevia Ltd.	226,497	2,010
	Strides Pharma Science Ltd.	200,474	1,989
	Ratnamani Metals & Tubes Ltd.	65,874	1,989
	TD Power Systems Ltd.	341,747	1,979
	Finolex Industries Ltd.	844,623	1,977
*	Schneider Electric Infrastructure Ltd.	172,901	1,970
*,2	SAI Life Sciences Ltd.	214,362	1,969
	Supreme Petrochem Ltd.	219,455	1,967
	CIE Automotive India Ltd.	425,661	1,947
	Sanofi India Ltd.	29,088	1,930
	Time Technoplast Ltd.	354,376	1,880
	Vijaya Diagnostic Centre Ltd.	153,402	1,873
	Arvind Ltd.	520,577	1,869
	DCM Shriram Ltd.	114,592	1,864

		Shares	Market Value ($000)
	Jindal Saw Ltd.	777,205	1,864
	Happiest Minds Technologies Ltd.	268,383	1,851
	Kirloskar Brothers Ltd.	81,979	1,837
*	Gokaldas Exports Ltd.	189,612	1,827
	Voltamp Transformers Ltd.	18,086	1,813
	RR Kabel Ltd.	110,602	1,811
	Vinati Organics Ltd.	86,278	1,795
	Kirloskar Pneumatic Co. Ltd.	119,561	1,788
	Procter & Gamble Health Ltd.	26,573	1,787
	HEG Ltd.	273,268	1,782
	Godawari Power & Ispat Ltd.	807,012	1,776
	Ramkrishna Forgings Ltd.	267,232	1,771
	Vardhman Textiles Ltd.	356,105	1,768
	Afcons Infrastructure Ltd.	390,207	1,765
	Astra Microwave Products Ltd.	161,263	1,758
	Shakti Pumps India Ltd.	173,691	1,756
	Arvind Fashions Ltd.	275,542	1,753
	AstraZeneca Pharma India Ltd.	16,570	1,730
	Vesuvius India Ltd.	294,290	1,725
	Elecon Engineering Co. Ltd.	265,897	1,724
*	Bikaji Foods International Ltd.	200,808	1,715
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	278,620	1,712
	PTC India Ltd.	778,248	1,697
	Mrs Bectors Food Specialities Ltd.	98,373	1,694
	Sanofi Consumer Healthcare India Ltd.	30,212	1,691
[2]	KPI Green Energy Ltd.	288,248	1,676
	Caplin Point Laboratories Ltd.	71,446	1,673
	Gujarat State Fertilizers & Chemicals Ltd.	720,680	1,668
	Action Construction Equipment Ltd.	129,347	1,668
	Marksans Pharma Ltd.	643,937	1,659
[2]	Godrej Agrovet Ltd.	169,955	1,640
	PCBL CHEMICAL Ltd.	367,052	1,639
	Gujarat Pipavav Port Ltd.	911,468	1,637
	Safari Industries India Ltd.	68,598	1,637
	Century Plyboards India Ltd.	196,541	1,636
	Jammu & Kashmir Bank Ltd.	1,380,145	1,632
	KSB Ltd.	169,633	1,621
[2]	Tejas Networks Ltd.	243,253	1,610
	Newgen Software Technologies Ltd.	167,001	1,609
	Prudent Corporate Advisory Services Ltd.	47,929	1,597
	Doms Industries Ltd.	60,004	1,596
*	Westlife Foodworld Ltd.	191,178	1,585
*	NMDC Steel Ltd.	3,809,311	1,582
*,2	Ujjivan Small Finance Bank Ltd.	3,135,677	1,580
*	Nuvoco Vistas Corp. Ltd.	322,332	1,579
*	SBFC Finance Ltd.	1,314,677	1,566
	Jupiter Life Line Hospitals Ltd.	95,910	1,564
*	IFCI Ltd.	2,407,108	1,560
	Syrma SGS Technology Ltd.	180,467	1,551
*	Websol Energy System Ltd.	102,145	1,544
	Care Ratings Ltd.	79,622	1,538
*	Inventurus Knowledge Solutions Ltd.	84,956	1,529
	Tanla Platforms Ltd.	214,136	1,525
	Archean Chemical Industries Ltd.	200,462	1,516
*	Eureka Forbes Ltd.	237,975	1,509
	Garware Technical Fibres Ltd.	144,562	1,478
*	Birla Corp. Ltd.	96,027	1,476
	Fine Organic Industries Ltd.	24,411	1,474
*	Shilpa Medicare Ltd.	145,956	1,469
	GHCL Ltd.	215,531	1,461
*	JSW Holdings Ltd.	6,464	1,460
*	Hindustan Construction Co. Ltd.	4,907,046	1,450
	Graphite India Ltd.	222,454	1,448
	Welspun India Ltd.	1,005,316	1,439
	Sarda Energy & Minerals Ltd.	282,863	1,438
	South Indian Bank Ltd.	4,243,382	1,433
	Jupiter Wagons Ltd.	371,070	1,433
	Minda Corp. Ltd.	251,952	1,430
*	Restaurant Brands Asia Ltd.	1,540,574	1,425
*	SignatureGlobal India Ltd.	108,462	1,415

		Shares	Market Value ($000)
	IIFL Capital Services Ltd.	392,547	1,412
*	Valor Estate Ltd.	671,332	1,410
	Mahindra Lifespace Developers Ltd.	333,122	1,409
*	Jyothy Labs Ltd.	371,791	1,406
	BLS International Services Ltd.	325,402	1,400
	JK Tyre & Industries Ltd.	357,570	1,362
*	Honasa Consumer Ltd.	436,348	1,351
	Shipping Corp. of India Ltd.	549,980	1,346
*	Ola Electric Mobility Ltd.	2,862,946	1,338
*	Aditya Birla Fashion & Retail Ltd.	1,611,437	1,337
*	Sterling & Wilson Renewable	416,193	1,326
*	Network18 Media & Investments Ltd.	2,101,975	1,326
	Tamilnad Mercantile Bank Ltd.	255,471	1,325
	Akzo Nobel India Ltd.	30,650	1,315
	Mastek Ltd.	47,663	1,308
	Trident Ltd.	3,846,108	1,308
*	Blue Dart Express Ltd.	19,132	1,305
	Genus Power Infrastructures Ltd.	322,816	1,304
*	RattanIndia Power Ltd.	8,767,903	1,270
	PNC Infratech Ltd.	356,682	1,268
	Rallis India Ltd.	295,175	1,263
	RITES Ltd.	433,786	1,262
	Netweb Technologies India Ltd.	54,476	1,253
	Alkyl Amines Chemicals Ltd.	46,650	1,246
*	Chennai Petroleum Corp. Ltd.	160,309	1,245
	Bombay Burmah Trading Co.	57,610	1,243
	Karnataka Bank Ltd.	604,308	1,241
	EPL Ltd.	486,097	1,232
	Electrosteel Castings Ltd.	967,339	1,219
	AurionPro Solutions Ltd.	78,356	1,209
[2]	Equitas Small Finance Bank Ltd.	1,773,077	1,196
*	MTAR Technologies Ltd.	70,602	1,179
	Rhi Magnesita India Ltd.	205,892	1,175
*	Pricol Ltd.	239,141	1,175
[2]	IRB InvIT Fund	1,682,348	1,169
	KNR Constructions Ltd.	474,018	1,150
	Garware Hi-Tech Films Ltd.	29,375	1,147
	ISGEC Heavy Engineering Ltd.	92,499	1,147
	Zydus Wellness Ltd.	49,430	1,143
*	Sterlite Technologies Ltd.	837,310	1,139
	Maharashtra Seamless Ltd.	142,687	1,139
	Capri Global Capital Ltd.	538,322	1,139
	ION Exchange India Ltd.	214,700	1,135
	Railtel Corp. of India Ltd.	272,646	1,135
	Rain Industries Ltd.	634,925	1,132
*	Anup Engineering Ltd.	37,237	1,122
	G R Infraprojects Ltd.	80,515	1,115
	Suprajit Engineering Ltd.	212,777	1,110
	GMM Pfaudler Ltd.	68,897	1,099
*	VIP Industries Ltd.	214,562	1,095
*	V-Mart Retail Ltd.	121,100	1,093
*	Borosil Renewables Ltd.	156,865	1,092
	Cera Sanitaryware Ltd.	14,487	1,079
	Saregama India Ltd.	195,591	1,076
	Texmaco Rail & Engineering Ltd.	641,262	1,069
	KRBL Ltd.	237,888	1,039
	Thomas Cook India Ltd.	537,615	1,033
*	Avanti Feeds Ltd.	133,101	1,029
*	Chemplast Sanmar Ltd.	215,251	1,021
	Clean Science & Technology Ltd.	72,261	1,005
	Cello World Ltd.	147,301	997
	JK Paper Ltd.	243,224	993
	Galaxy Surfactants Ltd.	32,655	991
	JBM Auto Ltd.	135,293	980
*	Raymond Lifestyle Ltd.	74,592	972
*	GMR Power & Urban Infra Ltd.	779,566	964
*	Rategain Travel Technologies Ltd.	190,854	951
	Bajaj Electricals Ltd.	133,381	939
	Campus Activewear Ltd.	307,673	935
*	Sheela Foam Ltd.	119,749	903

		Shares	Market Value ($000)
*	Shree Renuka Sugars Ltd.	2,608,783	890
*	Ashoka Buildcon Ltd.	389,881	890
*	Zaggle Prepaid Ocean Services Ltd.	206,654	889
	Orient Cement Ltd.	307,168	866
	Triveni Engineering & Industries Ltd.	221,792	866
*	Raymond Ltd.	110,988	842
	Orient Electric Ltd.	344,863	842
	Gateway Distriparks Ltd.	1,033,535	832
	NIIT Learning Systems Ltd.	228,735	827
*	TeamLease Services Ltd.	39,382	822
*	India Cements Ltd.	191,583	805
*	Alok Industries Ltd.	3,724,443	805
	TTK Prestige Ltd.	110,880	795
*	TVS Supply Chain Solutions Ltd.	527,418	770
	DCB Bank Ltd.	501,813	768
	Kaveri Seed Co. Ltd.	59,957	757
*	Just Dial Ltd.	75,946	724
	Infibeam Avenues Ltd. (XNSE)	4,021,467	715
	NOCIL Ltd.	337,259	711
*	Jai Balaji Industries Ltd.	555,089	711
*	Dhani Services Ltd.	964,305	674
*	Balaji Amines Ltd.	31,897	641
	Symphony Ltd.	49,356	626
	Polyplex Corp. Ltd.	48,077	612
*	Rajesh Exports Ltd.	285,760	611
*	Bajaj Consumer Care Ltd.	238,583	606
[2]	Dilip Buildcon Ltd.	110,696	605
	Paisalo Digital Ltd.	1,678,074	592
*	Sun Pharma Advanced Research Co. Ltd.	336,016	575
	Route Mobile Ltd.	53,859	553
[2]	Quess Corp. Ltd.	157,635	529
	Pfizer Ltd.	8,816	520
	Vaibhav Global Ltd.	185,125	478
*	Brightcom Group Ltd.	2,826,009	438
	Allcargo Logistics Ltd.	978,890	389
*	Raymond Realty Ltd.	38,145	300
*,3	STL Networks Ltd.	837,310	247
*,3	Advent Hotels International Pvt Ltd.	67,133	240
	Vakrangee Ltd.	1,999,908	208
	NIIT Ltd.	146,053	191
	Aarti Pharmalabs Ltd.	12,055	125
*	Azad Engineering Ltd.	6,142	102
	Power Mech Projects Ltd.	2,690	96
	Sundaram Finance Holdings Ltd.	12,072	66
*	Tbo Tek Ltd.	3,843	59
*,3	Chennai Super Kings Cricket Ltd.	176,674	—
			812,112
Indonesia (0.5%)
*	Bumi Resources Minerals Tbk PT	175,247,676	4,563
	Aneka Tambang Tbk	24,895,119	4,308
	Medikaloka Hermina Tbk PT	28,607,293	2,741
*	Adaro Andalan Indonesia PT	6,346,400	2,618
	Mitra Keluarga Karyasehat Tbk PT	15,807,300	2,284
*	Bumi Resources Tbk PT	325,105,700	2,188
	Mitra Adiperkasa Tbk PT	27,162,400	1,938
*	Bank Jago Tbk PT	16,964,200	1,922
	Medco Energi Internasional Tbk PT	20,971,688	1,635
	AKR Corporindo Tbk PT	19,884,615	1,621
	Ciputra Development Tbk PT	28,767,155	1,602
	Pabrik Kertas Tjiwi Kimia Tbk PT	4,197,900	1,563
	Cisarua Mountain Dairy Tbk PT	5,100,490	1,547
	Alamtri Minerals Indonesia Tbk PT	22,271,579	1,499
*	Siloam International Hospitals Tbk PT	10,060,754	1,290
	Japfa Comfeed Indonesia Tbk PT	13,005,300	1,259
	Map Aktif Adiperkasa PT	29,819,800	1,250
	Bank Tabungan Negara Persero Tbk PT	16,286,250	1,097
	Indo Tambangraya Megah Tbk PT	771,900	1,077
	Pakuwon Jati Tbk PT	48,315,234	1,033
*	Bukalapak.com PT Tbk	104,544,100	957

		Shares	Market Value ($000)
	BFI Finance Indonesia Tbk PT	20,142,100	935
*	MNC Digital Entertainment Tbk PT	30,837,200	914
*,3	Waskita Karya Persero Tbk PT	70,850,081	870
	Summarecon Agung Tbk PT	33,675,547	842
	ESSA Industries Indonesia Tbk PT	21,831,900	834
	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	9,702,229	818
	Bank Pan Indonesia Tbk PT	10,569,300	719
	Industri Jamu Dan Farmasi Sido Muncul Tbk PT	22,283,400	690
	Aspirasi Hidup Indonesia Tbk PT	23,665,100	676
*	Lippo Karawaci Tbk PT	101,371,477	511
	Astra Agro Lestari Tbk PT	1,222,600	505
	Bank BTPN Syariah Tbk PT	5,584,100	477
	Surya Citra Media Tbk PT	38,964,800	436
	Timah Tbk PT	7,091,120	434
*	Bank Neo Commerce Tbk PT	27,954,372	411
*	Panin Financial Tbk PT	26,491,600	408
	Matahari Department Store Tbk PT	3,763,600	399
*	Media Nusantara Citra Tbk PT	18,202,200	278
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	5,760,599	275
			51,424
Ireland (0.1%)
	Cairn Homes plc (XDUB)	1,920,237	4,766
	Dalata Hotel Group plc	598,229	4,350
			9,116
Israel (1.3%)
	Clal Insurance Enterprises Holdings Ltd.	212,416	10,184
	Next Vision Stabilized Systems Ltd.	199,070	8,159
*	OPC Energy Ltd.	382,230	5,742
	Alony Hetz Properties & Investments Ltd.	536,244	5,590
	Paz Retail & Energy Ltd.	29,793	5,509
*	Shikun & Binui Ltd.	1,092,948	5,202
	Tel Aviv Stock Exchange Ltd.	263,477	4,974
	Migdal Insurance & Financial Holdings Ltd.	1,604,339	4,896
	Hilan Ltd.	52,569	4,295
*	Bet Shemesh Engines Holdings 1997 Ltd.	22,531	4,273
	Reit 1 Ltd.	636,003	4,170
	FIBI Holdings Ltd.	56,311	4,097
	Electra Ltd.	6,668	4,040
	Matrix IT Ltd.	108,495	3,988
	One Software Technologies Ltd.	146,643	3,789
	Formula Systems 1985 Ltd.	31,169	3,752
	Partner Communications Co. Ltd.	407,021	3,748
	Mega Or Holdings Ltd.	75,096	3,523
*	Equital Ltd.	78,024	3,386
	Aura Investments Ltd.	497,581	3,322
*	Cellcom Israel Ltd.	354,339	3,203
	Ashtrom Group Ltd.	152,256	3,173
	Kenon Holdings Ltd.	66,575	3,167
	YH Dimri Construction & Development Ltd.	28,561	3,102
	Sapiens International Corp. NV	104,911	2,922
	Fox Wizel Ltd.	26,356	2,733
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	28,532	2,661
	Israel Canada T.R Ltd.	528,577	2,626
	Isracard Ltd.	629,110	2,577
	Summit Real Estate Holdings Ltd.	133,322	2,531
*	OY Nofar Energy Ltd.	81,294	2,434
	Danel Adir Yeoshua Ltd.	16,321	2,237
	Sella Capital Real Estate Ltd.	689,553	2,127
	Delta Galil Ltd.	35,775	1,898
	Oil Refineries Ltd.	6,940,778	1,816
	Elco Ltd.	31,194	1,758
*	Priortech Ltd.	27,689	1,572
*	Perion Network Ltd.	141,008	1,529
	IDI Insurance Co. Ltd.	24,851	1,432
	Delek Automotive Systems Ltd.	166,768	1,304
	G City Ltd.	358,259	1,283
	AudioCodes Ltd.	61,494	620
*	El Al Israel Airlines	34,036	137

		Shares	Market Value ($000)
*	Nayax Ltd.	1,738	77
			145,558
Italy (1.7%)
	Lottomatica Group SpA	835,009	22,508
	Iveco Group NV	634,115	13,107
	Azimut Holding SpA	358,270	12,178
	Saipem SpA	4,271,521	11,418
	Banca Generali SpA	183,291	10,237
	De' Longhi SpA	227,270	7,454
*,2	BFF Bank SpA	587,057	6,970
[1]	Webuild SpA (MTAA)	1,528,773	6,880
	SOL SpA	120,595	6,435
	Maire SpA	459,549	6,383
[2]	Technogym SpA	405,028	6,249
*	Fincantieri SpA	305,612	5,914
	Iren SpA	2,056,380	5,889
[1]	Banca Popolare di Sondrio SpA	367,434	5,031
	Brembo NV	460,527	4,415
[2]	Carel Industries SpA	150,581	4,090
*	Technoprobe SpA	475,559	3,902
	ERG SpA	172,010	3,727
[2]	Enav SpA	832,144	3,651
	Credito Emiliano SpA	231,147	3,504
	ACEA SpA	143,819	3,192
	Tamburi Investment Partners SpA	330,711	2,912
	Banca IFIS SpA	94,766	2,625
	Intercos SpA	178,392	2,386
	Moltiply Group SpA	44,651	2,205
[2]	RAI Way SpA	314,062	2,097
[1]	MFE-MediaForEurope NV Class A	658,466	2,087
	El.En. SpA	151,302	2,010
	Cementir Holding NV	134,746	2,002
	Sesa SpA	25,170	1,895
	Italmobiliare SpA	56,524	1,820
	Ariston Holding NV	308,862	1,608
	Danieli & C Officine Meccaniche SpA (MTAA)	35,181	1,512
[1]	Sanlorenzo SpA	44,707	1,507
*,2	GVS SpA	258,034	1,447
*,1	Salvatore Ferragamo SpA	218,413	1,235
[1]	Piaggio & C SpA	567,562	1,225
	MARR SpA	104,436	1,223
[1]	Tinexta SpA	64,283	1,061
*,1	Juventus Football Club SpA	328,855	1,040
[1]	Zignago Vetro SpA	102,397	916
	Arnoldo Mondadori Editore SpA	389,861	898
	Rizzoli Corriere Della Sera Mediagroup SpA	491,629	575
[2]	Anima Holding SpA	79,281	563
	Alerion Cleanpower SpA	21,806	475
	MFE-MediaForEurope NV Class B	92,845	417
			190,875
Japan (13.1%)
*,1	Metaplanet Inc.	1,436,100	10,624
	77 Bank Ltd.	228,000	7,876
	Hokuhoku Financial Group Inc.	362,300	7,653
	Nikkon Holdings Co. Ltd.	324,596	7,311
	Topcon Corp.	327,500	7,130
	Nishi-Nippon Financial Holdings Inc.	407,900	6,443
	Modec Inc.	150,888	6,429
	Daishi Hokuetsu Financial Group Inc.	260,900	6,385
	Nippon Gas Co. Ltd.	345,000	6,276
	Mitsui E&S Co. Ltd.	297,000	6,188
	Japan Elevator Service Holdings Co. Ltd.	231,700	6,185
*	Visional Inc.	77,846	6,085
	Mitsui-Soko Holdings Co. Ltd.	233,256	6,061
	Senko Group Holdings Co. Ltd.	445,400	5,995
	Toho Holdings Co. Ltd.	177,418	5,987
	Penta-Ocean Construction Co. Ltd.	895,000	5,792
	Wacoal Holdings Corp.	159,600	5,768
	Round One Corp.	551,200	5,660

		Shares	Market Value ($000)
	SWCC Corp.	94,100	5,633
	ADEKA Corp.	280,255	5,531
	Nissui Corp.	936,722	5,469
	Taiyo Holdings Co. Ltd.	125,500	5,450
	Hazama Ando Corp.	495,479	5,254
	MEITEC Group Holdings Inc.	249,138	5,211
	Makino Milling Machine Co. Ltd.	67,680	5,176
	Shiga Bank Ltd.	128,300	5,153
	Daiwabo Holdings Co. Ltd.	279,880	5,147
	NSD Co. Ltd.	212,868	5,091
	Kanematsu Corp.	269,400	5,062
	PAL GROUP Holdings Co. Ltd.	150,800	4,934
	Fuji Corp.	262,288	4,922
*	Sumitomo Pharma Co. Ltd.	567,450	4,882
	Kyoritsu Maintenance Co. Ltd.	201,500	4,851
	UACJ Corp.	121,285	4,773
	Tokuyama Corp.	222,000	4,754
	Mirait One Corp.	264,271	4,729
	North Pacific Bank Ltd.	1,087,600	4,680
	Meidensha Corp.	120,987	4,557
	Anritsu Corp.	422,200	4,551
	Hulic REIT Inc.	4,171	4,548
	Yoshinoya Holdings Co. Ltd.	208,420	4,517
	Sanki Engineering Co. Ltd.	150,467	4,427
	Nojima Corp.	190,300	4,350
	SKY Perfect JSAT Holdings Inc.	454,800	4,307
	Inaba Denki Sangyo Co. Ltd.	163,700	4,293
	Hanwa Co. Ltd.	106,483	4,290
	Comforia Residential REIT Inc.	2,179	4,280
	Sinfonia Technology Co. Ltd.	67,900	4,264
	Citizen Watch Co. Ltd.	697,700	4,188
	Tsubakimoto Chain Co.	298,292	4,187
	Nitto Boseki Co. Ltd.	95,511	4,179
	Glory Ltd.	160,700	4,132
	Pigeon Corp.	372,700	4,120
	Suruga Bank Ltd.	439,900	4,050
	Takeuchi Manufacturing Co. Ltd.	113,000	4,039
	H.U. Group Holdings Inc.	185,700	3,990
	San-In Godo Bank Ltd.	468,300	3,943
[1]	Hokkaido Electric Power Co. Inc.	653,700	3,916
	Max Co. Ltd.	116,900	3,916
	H2O Retailing Corp.	295,000	3,898
	JVCKenwood Corp.	489,040	3,867
	Mori Trust REIT Inc.	7,896	3,842
	Create Restaurants Holdings Inc.	377,340	3,839
[1]	Colowide Co. Ltd.	295,600	3,816
	Micronics Japan Co. Ltd.	104,600	3,811
	Osaka Soda Co. Ltd.	309,300	3,767
[1]	DeNA Co. Ltd.	239,900	3,739
	Yonex Co. Ltd.	190,200	3,735
	DTS Corp.	112,342	3,727
	Kanadevia Corp.	546,010	3,685
	NTT UD REIT Investment Corp.	4,247	3,659
	Okamura Corp.	231,647	3,651
	Sumitomo Warehouse Co. Ltd.	174,755	3,625
	Hyakugo Bank Ltd.	728,300	3,602
	TKC Corp.	118,198	3,550
	Tokyo Kiraboshi Financial Group Inc.	81,666	3,521
	Mitsubishi Estate Logistics REIT Investment Corp.	4,395	3,502
	Tokyu REIT Inc.	2,668	3,469
	Namura Shipbuilding Co. Ltd.	169,000	3,451
	Japan Excellent Inc.	3,715	3,437
	Nippon Soda Co. Ltd.	151,450	3,434
	Ferrotec Holdings Corp.	143,153	3,433
	Juroku Financial Group Inc.	99,400	3,428
	Nishi-Nippon Railroad Co. Ltd.	240,700	3,424
	Mizuno Corp.	187,868	3,422
	NIPPON REIT Investment Corp.	5,436	3,403
	Inabata & Co. Ltd.	155,300	3,369
	EDION Corp.	253,275	3,368

		Shares	Market Value ($000)
	Kiyo Bank Ltd.	184,510	3,357
	Japan Petroleum Exploration Co. Ltd.	461,700	3,353
	Ain Holdings Inc.	86,800	3,341
	Pilot Corp.	114,400	3,331
	Duskin Co. Ltd.	125,460	3,312
	CKD Corp.	185,300	3,308
	Saizeriya Co. Ltd.	93,821	3,291
	Starts Corp. Inc.	108,315	3,275
	Kissei Pharmaceutical Co. Ltd.	110,300	3,250
	Senshu Ikeda Holdings Inc.	761,800	3,243
	Daiseki Co. Ltd.	139,144	3,239
	Nishimatsu Construction Co. Ltd.	97,362	3,238
	Mizuho Leasing Co. Ltd.	420,105	3,227
*	Sansan Inc.	251,000	3,176
	Bunka Shutter Co. Ltd.	186,900	3,163
	Simplex Holdings Inc.	115,800	3,144
	Hoshino Resorts REIT Inc.	1,811	3,142
	Kumagai Gumi Co. Ltd.	105,480	3,138
	Sangetsu Corp.	157,320	3,131
	Megmilk Snow Brand Co. Ltd.	164,900	3,116
	Star Asia Investment Corp.	7,990	3,103
	Toagosei Co. Ltd.	314,092	3,079
	Toei Co. Ltd.	89,145	3,079
	Japan Securities Finance Co. Ltd.	254,141	3,076
	Daihen Corp.	65,051	3,072
	Meiko Electronics Co. Ltd.	62,657	3,070
	Hokuriku Electric Power Co.	585,800	3,038
	Yodogawa Steel Works Ltd.	393,665	3,030
	Global One Real Estate Investment Corp.	3,198	3,024
	Financial Partners Group Co. Ltd.	187,600	3,012
	Musashi Seimitsu Industry Co. Ltd.	139,030	2,993
	Takuma Co. Ltd.	206,800	2,991
	Jaccs Co. Ltd.	110,100	2,985
	Heiwa Real Estate REIT Inc.	3,183	2,984
	Nihon Parkerizing Co. Ltd.	326,861	2,982
	Aiful Corp.	1,007,900	2,978
	Dai-Dan Co. Ltd.	97,800	2,974
	Monex Group Inc.	570,287	2,963
[1]	Kasumigaseki Capital Co. Ltd.	23,300	2,957
	Nisshin Oillio Group Ltd.	86,852	2,953
*	Sanken Electric Co. Ltd.	52,000	2,950
	Raito Kogyo Co. Ltd.	142,000	2,934
	OSG Corp.	226,700	2,933
	Chugoku Marine Paints Ltd.	142,700	2,931
	Okumura Corp.	99,152	2,929
	Maruha Nichiro Corp.	140,900	2,926
	ARE Holdings Inc.	248,200	2,926
	Nisshinbo Holdings Inc.	458,400	2,913
	Tadano Ltd.	404,800	2,912
	KOMEDA Holdings Co. Ltd.	145,900	2,910
	Anycolor Inc.	93,000	2,898
	DCM Holdings Co. Ltd.	303,988	2,890
	Ohsho Food Service Corp.	116,522	2,883
	Fukuoka REIT Corp.	2,394	2,866
	Seria Co. Ltd.	155,593	2,865
	Tokai Tokyo Financial Holdings Inc.	792,100	2,856
	JAFCO Group Co. Ltd.	172,000	2,826
	Arcs Co. Ltd.	139,900	2,815
	Oki Electric Industry Co. Ltd.	270,406	2,814
	Kureha Corp.	123,206	2,810
	Takara Standard Co. Ltd.	164,299	2,809
	Kato Sangyo Co. Ltd.	73,500	2,790
	Katitas Co. Ltd.	166,300	2,789
	Nanto Bank Ltd.	92,500	2,774
	Shibaura Mechatronics Corp.	39,400	2,773
	Taikisha Ltd.	154,176	2,762
	Nippn Corp.	191,229	2,758
	TOKAI Holdings Corp.	388,900	2,754
	Takasago International Corp.	57,300	2,747
	Keiyo Bank Ltd.	362,800	2,726

		Shares	Market Value ($000)
	Seiren Co. Ltd.	166,800	2,725
	Sumitomo Osaka Cement Co. Ltd.	104,700	2,725
	Bank of Nagoya Ltd.	46,512	2,707
	Nakanishi Inc.	209,900	2,702
	Tokai Rika Co. Ltd.	168,700	2,701
	Lintec Corp.	134,000	2,687
	Monogatari Corp.	102,620	2,663
	Kaken Pharmaceutical Co. Ltd.	102,100	2,661
	Kurabo Industries Ltd.	50,000	2,654
	NTN Corp.	1,553,700	2,651
	Ariake Japan Co. Ltd.	59,500	2,636
	GungHo Online Entertainment Inc.	137,400	2,630
	San-A Co. Ltd.	130,888	2,608
	Kaga Electronics Co. Ltd.	135,500	2,601
	Fujimi Inc.	174,041	2,595
	Shochiku Co. Ltd.	30,600	2,593
	Mixi Inc.	113,300	2,593
	Nippon Paper Industries Co. Ltd.	352,100	2,591
	U-Next Holdings Co. Ltd.	192,000	2,582
	Okasan Securities Group Inc.	596,500	2,581
[1]	Towa Corp.	207,595	2,578
	Exedy Corp.	82,000	2,574
	Riken Keiki Co. Ltd.	121,400	2,556
	KYB Corp.	118,100	2,538
[1]	Tamron Co. Ltd.	421,200	2,531
	Hyakujushi Bank Ltd.	76,400	2,513
	Leopalace21 Corp.	531,600	2,505
	Seiko Group Corp.	89,858	2,498
	Gunze Ltd.	98,014	2,483
	Tocalo Co. Ltd.	182,600	2,443
	Daiichikosho Co. Ltd.	227,466	2,442
	Hosiden Corp.	156,767	2,437
	Hokkoku Financial Holdings Inc.	65,551	2,425
	Toyo Ink SC Holdings Co. Ltd.	114,354	2,422
	Daiei Kankyo Co. Ltd.	116,700	2,405
	Mitsubishi Shokuhin Co. Ltd.	57,200	2,393
[1]	Hokuetsu Corp.	355,021	2,389
	Pacific Industrial Co. Ltd.	174,800	2,385
	Chudenko Corp.	98,200	2,383
	Itoki Corp.	154,900	2,371
	Awa Bank Ltd.	111,800	2,370
	Noritake Co. Ltd.	83,100	2,364
	Valor Holdings Co. Ltd.	132,900	2,347
	Musashino Bank Ltd.	95,100	2,345
	Fuji Seal International Inc.	126,800	2,330
	Furuno Electric Co. Ltd.	80,500	2,322
	Japan Aviation Electronics Industry Ltd.	144,900	2,322
	Kanamoto Co. Ltd.	103,100	2,312
	Digital Garage Inc.	87,500	2,302
	Lifedrink Co. Inc.	153,140	2,287
	Open Up Group Inc.	186,292	2,283
	Fukuda Denshi Co. Ltd.	48,898	2,276
	Sakata Seed Corp.	101,156	2,275
	TOMONY Holdings Inc.	561,300	2,269
	SMS Co. Ltd.	226,500	2,267
	Appier Group Inc.	222,100	2,252
	Joyful Honda Co. Ltd.	162,048	2,237
	Totetsu Kogyo Co. Ltd.	80,300	2,222
	Nippon Light Metal Holdings Co. Ltd.	191,196	2,219
	Ogaki Kyoritsu Bank Ltd.	117,674	2,216
	C Uyemura & Co. Ltd.	34,600	2,216
	Yellow Hat Ltd.	208,100	2,203
	Hiday Hidaka Corp.	97,819	2,200
	Hankyu Hanshin REIT Inc.	2,064	2,184
	MOS Food Services Inc.	86,158	2,183
	Sumitomo Densetsu Co. Ltd.	50,200	2,182
	Toa Corp.	174,700	2,182
	Okinawa Cellular Telephone Co.	63,937	2,171
	FCC Co. Ltd.	106,343	2,135
	JINS Holdings Inc.	40,200	2,131

		Shares	Market Value ($000)
	San-Ai Obbli Co. Ltd.	157,600	2,124
	Aichi Financial Group Inc.	118,434	2,122
	Trusco Nakayama Corp.	145,500	2,119
	Mitsubishi Pencil Co. Ltd.	154,300	2,115
	KH Neochem Co. Ltd.	111,500	2,110
	Heiwado Co. Ltd.	108,900	2,101
	Maruzen Showa Unyu Co. Ltd.	44,000	2,097
	Konoike Transport Co. Ltd.	97,800	2,093
	Systena Corp.	787,300	2,086
	Japan Material Co. Ltd.	225,700	2,057
	T Hasegawa Co. Ltd.	99,600	2,055
	Itochu Enex Co. Ltd.	152,700	2,050
	Shinmaywa Industries Ltd.	169,668	2,048
	Sakata INX Corp.	143,400	2,040
	Tri Chemical Laboratories Inc.	89,676	2,037
	Elecom Co. Ltd.	155,600	2,013
	Tsugami Corp.	145,000	1,997
	Autobacs Seven Co. Ltd.	203,700	1,987
	Ai Holdings Corp.	123,800	1,982
	MCJ Co. Ltd.	212,900	1,979
	Funai Soken Holdings Inc.	125,550	1,976
	Uchida Yoko Co. Ltd.	28,800	1,971
	Ryoyo Ryosan Holdings Inc.	106,581	1,958
	Mitsuboshi Belting Ltd.	82,100	1,956
	Aoyama Trading Co. Ltd.	128,700	1,952
	Paramount Bed Holdings Co. Ltd.	118,900	1,951
	Iino Kaiun Kaisha Ltd.	283,936	1,947
	Future Corp.	124,500	1,946
	Yokogawa Bridge Holdings Corp.	109,000	1,932
	Nextage Co. Ltd.	155,600	1,931
	Mani Inc.	229,100	1,929
	Life Corp.	120,600	1,927
	Yurtec Corp.	117,700	1,927
	Zuken Inc.	50,100	1,927
	Tokyu Construction Co. Ltd.	280,200	1,925
	Digital Arts Inc.	36,400	1,924
	Ichigo Office REIT Investment Corp.	3,033	1,921
	Fukuyama Transporting Co. Ltd.	80,200	1,909
	Morita Holdings Corp.	125,266	1,903
	Cybozu Inc.	72,100	1,901
	Belc Co. Ltd.	39,700	1,899
	Heiwa Real Estate Co. Ltd.	129,684	1,899
	Shibaura Machine Co. Ltd.	73,800	1,899
	Nippon Densetsu Kogyo Co. Ltd.	99,903	1,897
	Infomart Corp.	690,200	1,894
	Create SD Holdings Co. Ltd.	82,618	1,884
	Taihei Dengyo Kaisha Ltd.	43,800	1,883
	Hamakyorex Co. Ltd.	194,400	1,881
	Noritsu Koki Co. Ltd.	179,700	1,879
	Topre Corp.	136,700	1,873
	Aichi Steel Corp.	122,808	1,869
	Shibuya Corp.	77,700	1,868
	Kitz Corp.	222,048	1,862
	Happinet Corp.	49,500	1,860
	Nohmi Bosai Ltd.	71,600	1,859
	Nitto Kogyo Corp.	83,988	1,856
	Transcosmos Inc.	77,796	1,853
[1]	Kura Sushi Inc.	67,300	1,849
	Kurimoto Ltd.	35,500	1,847
	ARCLANDS Corp.	159,698	1,844
	CRE Logistics REIT Inc.	1,861	1,843
	YAMABIKO Corp.	126,800	1,842
	Fuso Chemical Co. Ltd.	64,800	1,836
	Arata Corp.	86,118	1,836
	Sanyo Denki Co. Ltd.	29,500	1,829
	Royal Holdings Co. Ltd.	103,500	1,827
	Toyobo Co. Ltd.	280,200	1,814
	Takara Leben Real Estate Investment Corp.	2,882	1,801
	Daio Paper Corp.	323,100	1,800
	Fujita Kanko Inc.	25,800	1,795

		Shares	Market Value ($000)
	Mirai Corp.	5,877	1,787
	Hogy Medical Co. Ltd.	56,522	1,785
	Shoei Co. Ltd.	148,700	1,781
	SOSiLA Logistics REIT Inc.	2,286	1,778
	BML Inc.	76,500	1,777
	TechMatrix Corp.	124,800	1,775
*	Atom Corp.	395,057	1,766
	Rigaku Holdings Corp.	344,900	1,760
	Fuji Kyuko Co. Ltd.	124,500	1,751
	Towa Pharmaceutical Co. Ltd.	80,482	1,746
	Nishio Holdings Co. Ltd.	62,400	1,742
	Premium Group Co. Ltd.	115,600	1,740
	Ricoh Leasing Co. Ltd.	47,706	1,736
	Toho Bank Ltd.	712,364	1,734
	Maeda Kosen Co. Ltd.	137,400	1,733
	Central Automotive Products Ltd.	135,315	1,728
	Tokyo Steel Manufacturing Co. Ltd.	165,900	1,726
	Argo Graphics Inc.	49,200	1,720
	Galilei Co. Ltd.	78,400	1,720
	Kyokuto Kaihatsu Kogyo Co. Ltd.	99,000	1,715
	Nishimatsuya Chain Co. Ltd.	116,100	1,710
	Axial Retailing Inc.	225,720	1,708
	Chiba Kogyo Bank Ltd.	172,400	1,702
	Earth Corp.	52,043	1,682
	Komeri Co. Ltd.	81,600	1,681
	Noevir Holdings Co. Ltd.	55,000	1,677
	Japan Wool Textile Co. Ltd.	180,889	1,671
	Nichiha Corp.	80,200	1,670
	Nittetsu Mining Co. Ltd.	33,900	1,665
	Nomura Co. Ltd.	272,800	1,660
	Toyo Construction Co. Ltd.	151,600	1,657
	Dip Corp.	102,100	1,653
	Tsuburaya Fields Holdings Inc.	108,474	1,651
	Central Glass Co. Ltd.	76,213	1,646
	JAC Recruitment Co. Ltd.	234,500	1,641
	Wacom Co. Ltd.	380,536	1,639
[1]	Nomura Micro Science Co. Ltd.	90,100	1,625
	Mitsui High-Tec Inc.	321,900	1,617
	Maxell Ltd.	121,400	1,613
	Adastria Co. Ltd.	81,100	1,611
	Japan Lifeline Co. Ltd.	168,500	1,610
	Hosokawa Micron Corp.	44,800	1,600
	Eiken Chemical Co. Ltd.	101,500	1,595
	Oita Bank Ltd.	50,907	1,594
	Tosei Corp.	82,600	1,593
	PILLAR Corp.	62,200	1,593
	Nitta Corp.	58,100	1,588
	Nichireki Group Co. Ltd.	81,000	1,586
	Yamanashi Chuo Bank Ltd.	85,317	1,581
	Mitsuuroko Group Holdings Co. Ltd.	111,300	1,574
	Mitani Sekisan Co. Ltd.	27,500	1,573
	Tokyotokeiba Co. Ltd.	45,600	1,571
	World Co. Ltd.	85,200	1,565
	Sumitomo Riko Co. Ltd.	123,500	1,564
	JBCC Holdings Inc.	182,000	1,564
	United Super Markets Holdings Inc.	250,406	1,561
	Doutor Nichires Holdings Co. Ltd.	93,937	1,560
	Nichicon Corp.	181,883	1,558
	Nippon Seiki Co. Ltd.	151,732	1,555
	Toyo Tanso Co. Ltd.	48,310	1,551
	Kohnan Shoji Co. Ltd.	59,900	1,547
	Totech Corp.	82,200	1,545
	Nikkiso Co. Ltd.	172,461	1,542
	Menicon Co. Ltd.	199,300	1,542
	Yuasa Trading Co. Ltd.	49,500	1,538
	Onward Holdings Co. Ltd.	377,156	1,535
	Mochida Pharmaceutical Co. Ltd.	75,100	1,534
	Ichigo Inc.	579,100	1,533
	HIS Co. Ltd.	162,700	1,532
	San ju San Financial Group Inc.	67,952	1,528

		Shares	Market Value ($000)
	Toshiba TEC Corp.	75,900	1,517
*	Medley Inc.	74,100	1,516
	UT Group Co. Ltd.	89,200	1,506
	Token Corp.	16,286	1,505
	Milbon Co. Ltd.	89,120	1,503
[1]	Sakura Internet Inc.	76,500	1,493
	Eizo Corp.	104,712	1,490
	WingArc1st Inc.	62,300	1,490
	SIGMAXYZ Holdings Inc.	187,100	1,490
	Fujibo Holdings Inc.	37,600	1,481
	Showa Sangyo Co. Ltd.	73,000	1,466
	JCU Corp.	62,100	1,461
	Shin-Etsu Polymer Co. Ltd.	123,400	1,457
	Okamoto Industries Inc.	42,900	1,453
	Okinawa Financial Group Inc.	64,044	1,451
	Sun Corp.	37,712	1,447
	Nissan Shatai Co. Ltd.	209,314	1,444
	Megachips Corp.	39,960	1,442
	Genky DrugStores Co. Ltd.	48,700	1,438
	Kumiai Chemical Industry Co. Ltd.	266,050	1,434
*	Nxera Pharma Co. Ltd.	237,400	1,430
	Sinko Industries Ltd.	168,623	1,427
	Aisan Industry Co. Ltd.	128,200	1,417
	Koshidaka Holdings Co. Ltd.	156,508	1,414
[1]	Ichibanya Co. Ltd.	217,940	1,408
	Ryobi Ltd.	92,887	1,404
	Riken Vitamin Co. Ltd.	73,400	1,401
	Kisoji Co. Ltd.	86,960	1,399
	METAWATER Co. Ltd.	76,600	1,393
	Wakita & Co. Ltd.	119,400	1,392
	Ishihara Sangyo Kaisha Ltd.	96,000	1,387
	Komori Corp.	143,600	1,383
	m-up Holdings Inc.	98,800	1,377
	AZ-COM MARUWA Holdings Inc.	175,500	1,354
	Shin Nippon Air Technologies Co. Ltd.	77,100	1,353
	Idec Corp.	89,700	1,352
	Meisei Industrial Co. Ltd.	130,300	1,350
	Sumitomo Mitsui Construction Co. Ltd.	341,446	1,346
	Union Tool Co.	32,200	1,345
	Yamazen Corp.	151,600	1,344
	TV Asahi Holdings Corp.	71,300	1,340
	Krosaki Harima Corp.	58,400	1,337
	TOA ROAD Corp.	124,880	1,336
	Miyazaki Bank Ltd.	50,393	1,333
	Sun Frontier Fudousan Co. Ltd.	94,800	1,327
	Raksul Inc.	161,600	1,327
	Kawada Technologies Inc.	50,700	1,320
[1]	Mitsubishi Logisnext Co. Ltd.	102,400	1,317
	CTI Engineering Co. Ltd.	65,600	1,315
	Nagawa Co. Ltd.	30,700	1,314
	Tsukishima Holdings Co. Ltd.	86,300	1,312
	Konishi Co. Ltd.	162,900	1,311
	ZERIA Pharmaceutical Co. Ltd.	94,940	1,310
	Shikoku Kasei Holdings Corp.	94,500	1,308
	ESPEC Corp.	61,808	1,308
[1]	Ringer Hut Co. Ltd.	86,700	1,301
	Hioki EE Corp.	35,200	1,300
	Fuji Co. Ltd.	96,400	1,297
	Weathernews Inc.	43,600	1,282
	Zacros Corp.	49,000	1,277
	Prestige International Inc.	293,200	1,276
	Kyorin Pharmaceutical Co. Ltd.	126,900	1,275
	Zojirushi Corp.	106,800	1,274
	First Bank of Toyama Ltd.	177,450	1,272
	Star Micronics Co. Ltd.	110,398	1,270
	Furukawa Co. Ltd.	79,798	1,269
*,1	PKSHA Technology Inc.	54,400	1,266
	Kameda Seika Co. Ltd.	47,300	1,265
	Noritz Corp.	99,687	1,265
*	Chiyoda Corp.	529,200	1,257

		Shares	Market Value ($000)
	Tsurumi Manufacturing Co. Ltd.	48,400	1,257
	One REIT Inc.	708	1,256
	Eagle Industry Co. Ltd.	78,400	1,254
	Npr Riken Corp.	74,500	1,253
	Teikoku Sen-I Co. Ltd.	63,084	1,250
	TRE Holdings Corp.	139,300	1,249
	Saibu Gas Holdings Co. Ltd.	101,273	1,242
	Akita Bank Ltd.	57,200	1,240
	Toenec Corp.	140,500	1,239
	Yahagi Construction Co. Ltd.	93,300	1,226
	Asanuma Corp.	231,400	1,226
	Marusan Securities Co. Ltd.	200,755	1,222
	Valqua Ltd.	52,200	1,220
	Yamae Group Holdings Co. Ltd.	70,800	1,216
	Japan Pulp & Paper Co. Ltd.	280,000	1,214
	Plus Alpha Consulting Co. Ltd.	80,634	1,213
	Hibiya Engineering Ltd.	44,500	1,211
	Japan Transcity Corp.	157,392	1,208
	TPR Co. Ltd.	86,029	1,203
	Yokorei Co. Ltd.	172,600	1,202
	Alconix Corp.	85,614	1,198
	Prima Meat Packers Ltd.	75,560	1,193
	Tanseisha Co. Ltd.	137,100	1,193
	Keihanshin Building Co. Ltd.	115,500	1,192
	eGuarantee Inc.	119,800	1,186
	Optex Group Co. Ltd.	105,100	1,185
	TSI Holdings Co. Ltd.	169,400	1,185
	Takamatsu Construction Group Co. Ltd.	58,000	1,183
	Orient Corp.	178,500	1,181
	Sekisui Jushi Corp.	82,500	1,181
	Doshisha Co. Ltd.	70,600	1,178
	Shinnihon Corp.	101,400	1,178
	ASAHI YUKIZAI Corp.	41,111	1,177
	Katakura Industries Co. Ltd.	67,792	1,175
	Matsuyafoods Holdings Co. Ltd.	28,200	1,174
	AOKI Holdings Inc.	103,204	1,173
	Matsuda Sangyo Co. Ltd.	49,200	1,172
	Nachi-Fujikoshi Corp.	54,751	1,171
	A&D HOLON Holdings Co. Ltd.	88,137	1,171
	Tachi-S Co. Ltd.	98,700	1,169
	Hirata Corp.	82,533	1,167
	Nippon Kanzai Holdings Co. Ltd.	63,400	1,165
	Nippon Signal Co. Ltd.	156,916	1,164
	IDOM Inc.	180,100	1,163
*,1	euglena Co. Ltd.	368,600	1,160
	Daiichi Jitsugyo Co. Ltd.	67,900	1,149
	Teikoku Electric Manufacturing Co. Ltd.	51,100	1,145
	Fixstars Corp.	84,800	1,141
	HI-LEX Corp.	69,200	1,137
	Oyo Corp.	54,500	1,131
	Itochu-Shokuhin Co. Ltd.	16,800	1,128
	Anest Iwata Corp.	108,400	1,127
	Nippon Parking Development Co. Ltd.	640,300	1,123
	Restar Corp.	62,300	1,119
	Nissha Co. Ltd.	125,860	1,118
	Mandom Corp.	116,854	1,114
	Shofu Inc.	82,700	1,113
	Sala Corp.	173,600	1,110
	Anicom Holdings Inc.	214,700	1,109
	Imperial Hotel Ltd.	169,200	1,104
	Starzen Co. Ltd.	141,700	1,102
	Sato Corp.	77,800	1,100
	Nippon Yakin Kogyo Co. Ltd.	39,779	1,099
	Halows Co. Ltd.	33,400	1,097
	Joshin Denki Co. Ltd.	66,626	1,087
	Nissei ASB Machine Co. Ltd.	25,200	1,087
	Kyokuyo Co. Ltd.	35,100	1,086
	Futaba Industrial Co. Ltd.	201,700	1,084
	Computer Engineering & Consulting Ltd.	73,170	1,083
*,1	Remixpoint Inc.	341,302	1,083

		Shares	Market Value ($000)
	Goldcrest Co. Ltd.	49,280	1,078
	Sakai Moving Service Co. Ltd.	60,900	1,078
	Bank of the Ryukyus Ltd.	132,067	1,077
[1]	Tama Home Co. Ltd.	45,600	1,075
	S&B Foods Inc.	53,900	1,073
	Tokyo Electron Device Ltd.	61,500	1,070
[1]	OSAKA Titanium Technologies Co. Ltd.	97,500	1,066
	en Japan Inc.	91,600	1,063
	Shinagawa Refractories Co. Ltd.	92,900	1,061
	Riken Technos Corp.	136,000	1,048
	ASKUL Corp.	104,589	1,045
	Seika Corp.	30,400	1,042
	Denyo Co. Ltd.	52,500	1,041
	United Arrows Ltd.	71,667	1,040
	Bank of Iwate Ltd.	44,624	1,040
	SBS Holdings Inc.	48,800	1,039
	Pack Corp.	138,300	1,039
	Bell System24 Holdings Inc.	115,400	1,037
	Yamaichi Electronics Co. Ltd.	54,189	1,032
	Sanyo Chemical Industries Ltd.	39,354	1,031
[1]	DyDo Group Holdings Inc.	58,188	1,028
*	Nippon Sheet Glass Co. Ltd.	309,400	1,025
	Insource Co. Ltd.	169,800	1,025
	Senshu Electric Co. Ltd.	36,282	1,025
	Torishima Pump Manufacturing Co. Ltd.	71,100	1,020
*	Net Protections Holdings Inc.	209,700	1,020
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	45,103	1,013
	Mitsubishi Research Institute Inc.	32,300	1,011
	Japan Investment Adviser Co. Ltd.	83,100	1,011
	Matsuya Co. Ltd.	136,400	1,009
	Kamei Corp.	59,300	1,004
	Mitsui DM Sugar Co. Ltd.	49,000	1,004
	Nippon Road Co. Ltd.	60,500	1,003
	Okinawa Electric Power Co. Inc.	156,708	1,001
[1]	Shoei Foods Corp.	36,600	998
	RS Technologies Co. Ltd.	48,400	996
	Nippon Carbon Co. Ltd.	36,400	995
[1]	Toho Titanium Co. Ltd.	109,800	994
	Arisawa Manufacturing Co. Ltd.	97,000	992
	Tokai Corp.	71,000	991
	Murakami Corp.	22,719	988
	Canon Electronics Inc.	58,394	987
	Daiwa Industries Ltd.	88,600	985
	Hochiki Corp.	46,900	984
	Broadleaf Co. Ltd.	194,900	984
	Oiles Corp.	69,108	983
*	Oisix ra daichi Inc.	86,718	983
	Siix Corp.	119,600	975
	S Foods Inc.	55,300	974
	Airman Corp.	71,400	973
	Iriso Electronics Co. Ltd.	50,400	968
[1]	Ise Chemicals Corp.	5,345	967
	Shizuoka Gas Co. Ltd.	128,200	964
	VT Holdings Co. Ltd.	311,800	962
	Nippon Ceramic Co. Ltd.	48,800	961
	Hakuto Co. Ltd.	38,100	959
	Hokkaido Gas Co. Ltd.	237,400	957
	Furuya Metal Co. Ltd.	56,100	955
	Chori Co. Ltd.	37,700	954
	BRONCO BILLY Co. Ltd.	35,500	953
	GLOBERIDE Inc.	63,600	952
	Shikoku Bank Ltd.	115,140	952
	Altech Corp.	52,400	952
	Nagaileben Co. Ltd.	65,600	950
	Aida Engineering Ltd.	156,906	947
	Mirarth Holdings Inc.	368,600	943
	Bank of Saga Ltd.	51,500	933
	Sagami Holdings Corp.	80,196	933
	Takara Bio Inc.	159,600	933
	Shibusawa Logistics Corp.	32,209	932

		Shares	Market Value ($000)
	NS United Kaiun Kaisha Ltd.	33,400	927
	ASKA Pharmaceutical Holdings Co. Ltd.	56,700	926
	SRA Holdings	30,200	922
	TDC Soft Inc.	106,099	922
	DKS Co. Ltd.	26,900	920
	Ki-Star Real Estate Co. Ltd.	28,700	918
	Bando Chemical Industries Ltd.	76,800	914
	ES-Con Japan Ltd.	142,000	914
	Tochigi Bank Ltd.	309,712	910
	Chofu Seisakusho Co. Ltd.	68,600	909
	MEC Co. Ltd.	48,900	905
	Tachibana Eletech Co. Ltd.	47,734	904
	Marudai Food Co. Ltd.	71,718	903
	Press Kogyo Co. Ltd.	228,400	903
	Optorun Co. Ltd.	83,800	903
	Hokuto Corp.	73,724	901
	Sakai Chemical Industry Co. Ltd.	47,409	897
	Geo Holdings Corp.	82,300	895
	Roland Corp.	42,800	895
	Comture Corp.	76,900	892
	Kanto Denka Kogyo Co. Ltd.	157,600	891
	M&A Capital Partners Co. Ltd.	45,600	889
	Kyoei Steel Ltd.	61,812	888
	Sodick Co. Ltd.	150,378	887
	J-Oil Mills Inc.	64,500	886
	Yamagata Bank Ltd.	87,804	885
	Tomoku Co. Ltd.	40,600	884
	K&O Energy Group Inc.	46,000	880
	Chubu Shiryo Co. Ltd.	79,100	879
	G-Tekt Corp.	71,300	879
	MARUKA FURUSATO Corp.	55,600	875
	Aeon Hokkaido Corp.	146,200	869
	Miyaji Engineering Group Inc.	66,900	869
	Nichiden Corp.	45,800	865
	Alpen Co. Ltd.	54,000	862
[1]	KeePer Technical Laboratory Co. Ltd.	39,936	862
	Tosei REIT Investment Corp.	913	861
	Fukui Bank Ltd.	68,455	860
	Koatsu Gas Kogyo Co. Ltd.	118,900	860
	Belluna Co. Ltd.	135,300	859
	Kappa Create Co. Ltd.	85,588	859
	Istyle Inc.	226,800	859
	Raiznext Corp.	69,300	858
	Sumitomo Seika Chemicals Co. Ltd.	28,600	856
	Pasona Group Inc.	62,500	856
[1]	Osaka Organic Chemical Industry Ltd.	44,300	856
	SRE Holdings Corp.	40,796	852
	Sankei Real Estate Inc.	1,346	852
	JM Holdings Co. Ltd.	44,500	850
	Topy Industries Ltd.	49,079	849
	Tamura Corp.	263,800	843
	Vital KSK Holdings Inc.	100,200	843
	Asahi Diamond Industrial Co. Ltd.	170,422	841
	Health Care & Medical Investment Corp.	1,099	839
	Strike Co. Ltd.	32,014	831
[1]	Mars Group Holdings Corp.	42,100	828
*,1	M&A Research Institute Holdings Inc.	92,073	828
	Oriental Shiraishi Corp.	323,394	827
	Okura Industrial Co. Ltd.	28,600	826
	Riso Kagaku Corp.	106,959	825
	Daikokutenbussan Co. Ltd.	17,300	822
	Qol Holdings Co. Ltd.	61,399	822
	Starts Proceed Investment Corp.	660	822
[1]	Kojima Co. Ltd.	102,800	821
	Tokushu Tokai Paper Co. Ltd.	31,300	815
	Sanyo Electric Railway Co. Ltd.	61,384	811
[1]	Enplas Corp.	23,053	804
	Shinwa Co. Ltd.	35,400	800
	Fujicco Co. Ltd.	74,305	799
	COLOPL Inc.	229,600	796

		Shares	Market Value ($000)
	Yokowo Co. Ltd.	76,537	794
	Samty Residential Investment Corp.	1,212	794
	Sumida Corp.	115,609	788
	Godo Steel Ltd.	31,100	785
	Retail Partners Co. Ltd.	82,200	785
	Obara Group Inc.	30,640	784
	Cawachi Ltd.	42,900	784
	KPP Group Holdings Co. Ltd.	152,515	784
	Kyokuto Securities Co. Ltd.	80,600	783
[1]	Key Coffee Inc.	59,293	782
[1]	Piolax Inc.	67,500	782
[1]	Change Holdings Inc.	101,900	780
	Nihon Nohyaku Co. Ltd.	132,300	777
	Sintokogio Ltd.	128,600	775
	Yondenko Corp.	87,700	771
	ESCON Japan REIT Investment Corp.	929	766
	Okabe Co. Ltd.	132,735	765
	Genki Global Dining Concepts Corp.	33,300	765
	Osaki Electric Co. Ltd.	110,200	764
	JCR Pharmaceuticals Co. Ltd.	203,800	763
[1]	Transaction Co. Ltd.	43,900	761
	Tekken Corp.	36,600	760
	Neturen Co. Ltd.	96,200	759
	Stella Chemifa Corp.	26,700	757
	Chubu Steel Plate Co. Ltd.	52,500	757
	Nippon Thompson Co. Ltd.	188,800	752
	Procrea Holdings Inc.	74,261	752
	Avex Inc.	88,800	751
	Chuo Spring Co. Ltd.	37,300	750
	RYODEN Corp.	39,100	749
	Intage Holdings Inc.	57,100	739
	Zenrin Co. Ltd.	101,150	739
	Maxvalu Tokai Co. Ltd.	35,100	737
	Nihon Chouzai Co. Ltd.	31,700	736
	NEC Capital Solutions Ltd.	28,900	735
	Mie Kotsu Group Holdings Inc.	220,099	735
	Seikitokyu Kogyo Co. Ltd.	75,500	735
	West Holdings Corp.	73,300	731
	Software Service Inc.	8,100	729
	St. Marc Holdings Co. Ltd.	45,555	724
	Wellneo Sugar Co. Ltd.	47,125	718
[1]	Tohokushinsha Film Corp.	158,100	714
[1]	Rock Field Co. Ltd.	70,168	713
	Daiki Aluminium Industry Co. Ltd.	102,930	711
	Avant Group Corp.	70,400	705
	Koa Corp.	100,400	703
	Aiphone Co. Ltd.	37,200	700
	Nippon Denko Co. Ltd.	375,090	700
	Mitsuba Corp.	122,724	695
	Gift Holdings Inc.	30,100	693
	Sinanen Holdings Co. Ltd.	15,900	691
	Shima Seiki Manufacturing Ltd.	97,800	687
	Fudo Tetra Corp.	43,820	685
[1]	Fujio Food Group Inc.	91,400	685
	Septeni Holdings Co. Ltd.	233,700	685
	JSB Co. Ltd.	26,300	681
	Osaka Steel Co. Ltd.	40,200	680
	Curves Holdings Co. Ltd.	136,708	675
	Fukuda Corp.	19,000	670
	Yondoshi Holdings Inc.	58,200	669
	Unipres Corp.	94,480	669
	Toyo Kanetsu KK	24,700	667
	Gakken Holdings Co. Ltd.	104,700	665
	Takaoka Toko Co. Ltd.	34,800	665
	Aizawa Securities Group Co. Ltd.	77,297	665
	Ehime Bank Ltd.	91,400	655
	Toyo Corp.	64,717	654
	Hoosiers Holdings Co. Ltd.	73,000	653
	Hisaka Works Ltd.	67,500	651
*	RENOVA Inc.	138,500	649

		Shares	Market Value ($000)
	Vector Inc.	88,000	645
[1]	Kosaido Holdings Co. Ltd.	211,700	642
	Chiyoda Integre Co. Ltd.	31,400	640
	Onoken Co. Ltd.	66,500	635
	Tokyo Energy & Systems Inc.	57,500	633
	Warabeya Nichiyo Holdings Co. Ltd.	35,400	633
	GREE Holdings Inc.	193,200	632
	Fukui Computer Holdings Inc.	31,200	630
	Rheon Automatic Machinery Co. Ltd.	68,715	629
	Dai Nippon Toryo Co. Ltd.	76,100	626
[1]	Santec Holdings Corp.	15,900	622
	Nihon Tokushu Toryo Co. Ltd.	45,900	621
	GMO Financial Holdings Inc.	111,500	617
	Daido Metal Co. Ltd.	134,600	615
	Pacific Metals Co. Ltd.	50,108	615
	Towa Bank Ltd.	121,150	615
	Feed One Co. Ltd.	85,520	614
	FIDEA Holdings Co. Ltd.	60,920	614
[1]	eRex Co. Ltd.	124,100	613
	LITALICO Inc.	65,300	612
[1]	Mirai Industry Co. Ltd.	24,328	612
	Daito Pharmaceutical Co. Ltd.	76,360	610
	Daikyonishikawa Corp.	128,300	606
	Moriroku Co. Ltd.	37,800	606
	Iseki & Co. Ltd.	64,987	603
	Chiyoda Co. Ltd.	75,200	601
	I'll Inc.	32,300	600
	Vision Inc.	81,365	598
	Hokkan Holdings Ltd.	45,000	597
	V Technology Co. Ltd.	30,400	596
	ZIGExN Co. Ltd.	176,800	593
	Midac Holdings Co. Ltd.	41,310	591
	Komatsu Matere Co. Ltd.	114,400	583
*	Nippon Chemi-Con Corp.	70,681	583
	Nippon Fine Chemical Co. Ltd.	32,100	579
	Ines Corp.	49,400	578
	Iwaki Co. Ltd.	33,100	578
	Cosel Co. Ltd.	74,600	577
	Icom Inc.	30,000	576
	Miroku Jyoho Service Co. Ltd.	46,200	576
	France Bed Holdings Co. Ltd.	67,000	575
	Okuwa Co. Ltd.	92,900	574
	Alpha Systems Inc.	24,100	572
	Shin Nippon Biomedical Laboratories Ltd.	61,600	567
	Sparx Group Co. Ltd.	57,220	567
[1]	Inui Global Logistics Co. Ltd.	67,908	567
	Shinsho Corp.	40,500	566
	Nippon Rietec Co. Ltd.	43,100	565
	CAC Holdings Corp.	41,800	563
[1]	Toyo Gosei Co. Ltd.	16,700	562
	MTI Ltd.	90,700	557
	JDC Corp.	179,400	556
	Nittoku Co. Ltd.	41,100	556
	Softcreate Holdings Corp.	36,978	548
	Yukiguni Factory Co. Ltd.	72,600	542
	Honeys Holdings Co. Ltd.	55,190	541
	J Trust Co. Ltd.	183,300	539
	Base Co. Ltd.	23,000	534
	Kyodo Printing Co. Ltd.	57,900	532
	PHC Holdings Corp.	86,800	532
	Yamashin-Filter Corp.	125,000	528
	giftee Inc.	56,904	528
	FULLCAST Holdings Co. Ltd.	47,746	527
	Futaba Corp.	128,432	527
	CMK Corp.	212,100	516
	JP-Holdings Inc.	142,800	512
	Aeon Fantasy Co. Ltd.	21,500	511
	Kenko Mayonnaise Co. Ltd.	41,300	511
[1]	YA-MAN Ltd.	93,000	510
	Giken Ltd.	53,300	509

		Shares	Market Value ($000)
	Nippon Beet Sugar Manufacturing Co. Ltd.	31,600	504
	G-7 Holdings Inc.	58,200	504
	YAKUODO Holdings Co. Ltd.	32,800	501
	grems Inc.	30,100	501
	Kyosan Electric Manufacturing Co. Ltd.	146,000	487
	Nissin Corp.	9,100	484
	Ichiyoshi Securities Co. Ltd.	96,700	483
	Nakayama Steel Works Ltd.	112,200	475
	Fujiya Co. Ltd.	28,900	473
*	Universal Entertainment Corp.	70,662	472
[1]	Ministop Co. Ltd.	35,400	471
	Pharma Foods International Co. Ltd.	80,316	470
	Seikagaku Corp.	109,741	469
	Sanshin Electronics Co. Ltd.	28,400	466
	Shinko Shoji Co. Ltd.	70,600	464
	Kanagawa Chuo Kotsu Co. Ltd.	19,000	461
	Xebio Holdings Co. Ltd.	62,408	461
	Tv Tokyo Holdings Corp.	19,000	461
	Akatsuki Inc.	23,300	460
*	Furukawa Battery Co. Ltd.	50,055	459
	Toa Corp. (XTKS)	66,200	458
	Nichiban Co. Ltd.	34,300	457
*	PIA Corp.	23,100	456
	Oro Co. Ltd.	21,367	447
	Kanaden Corp.	35,500	444
	Yorozu Corp.	70,676	443
	Tayca Corp.	53,932	442
	EM Systems Co. Ltd.	86,400	438
	BrainPad Inc.	48,857	434
	Amvis Holdings Inc.	126,600	433
	Fuji Pharma Co. Ltd.	46,800	432
	World Holdings Co. Ltd.	27,100	428
	Komehyo Holdings Co. Ltd.	22,100	428
	Studio Alice Co. Ltd.	29,800	425
	Shindengen Electric Manufacturing Co. Ltd.	24,600	422
	JSP Corp.	33,500	421
	S-Pool Inc.	197,860	421
	Asahi Co. Ltd.	47,000	418
	TOC Co. Ltd.	85,146	413
	LEC Inc.	55,148	412
[1]	FP Partner Inc.	30,232	412
[1]	Kintetsu Department Store Co. Ltd.	33,500	407
	Solasto Corp.	143,100	406
	CTS Co. Ltd.	69,742	404
	ST Corp.	37,600	403
	Taki Chemical Co. Ltd.	20,700	401
	WATAMI Co. Ltd.	59,400	399
	Elan Corp.	70,700	399
	Riso Kyoiku Co. Ltd.	278,100	398
	Nihon Trim Co. Ltd.	13,100	395
	Maezawa Kyuso Industries Co. Ltd.	47,000	394
	Daiho Corp.	70,800	391
	Nitto Kohki Co. Ltd.	30,600	390
	Arakawa Chemical Industries Ltd.	50,500	377
	Nafco Co. Ltd.	30,300	376
	Hodogaya Chemical Co. Ltd.	37,400	373
	Airport Facilities Co. Ltd.	59,200	370
	FAN Communications Inc.	111,900	362
	Sanoh Industrial Co. Ltd.	78,000	360
	Management Solutions Co. Ltd.	32,236	358
	Marvelous Inc.	99,300	356
	Link & Motivation Inc.	106,300	352
	Shimojima Co. Ltd.	42,200	351
	Central Security Patrols Co. Ltd.	21,595	340
	Sankyo Tateyama Inc.	83,600	337
	Inaba Seisakusho Co. Ltd.	28,300	335
*	Sourcenext Corp.	280,200	332
	Carta Holdings Inc.	23,700	327
[1]	Tess Holdings Co. Ltd.	112,700	326
	Artnature Inc.	59,700	317

		Shares	Market Value ($000)
	Amuse Inc.	29,100	315
	Sankyo Seiko Co. Ltd.	76,397	312
	Fuso Pharmaceutical Industries Ltd.	21,200	311
	Buffalo Inc.	19,500	307
*	Nippon Coke & Engineering Co. Ltd.	494,700	307
	SBI ARUHI Corp.	55,126	303
[1]	Sumiseki Holdings Inc.	73,100	302
	Achilles Corp.	40,700	299
	Gecoss Corp.	34,200	295
	Nippon Sharyo Ltd.	18,500	294
	Gamecard-Joyco Holdings Inc.	17,700	294
	Pronexus Inc.	39,035	293
	Corona Corp.	46,600	292
	Atrae Inc.	56,816	288
	LIFULL Co. Ltd.	215,900	285
	GMO GlobalSign Holdings KK	18,778	285
	ValueCommerce Co. Ltd.	51,300	274
	Ichikoh Industries Ltd.	107,866	272
	Tsutsumi Jewelry Co. Ltd.	18,200	270
	Rokko Butter Co. Ltd.	33,000	268
*,1	Japan Display Inc.	2,249,100	268
[1]	Daikoku Denki Co. Ltd.	18,200	267
	Tsubaki Nakashima Co. Ltd.	113,900	264
	Media Do Co. Ltd.	22,621	262
	Central Sports Co. Ltd.	15,675	261
	Shimadaya Corp.	20,500	259
	Ebase Co. Ltd.	75,600	254
*	Optim Corp.	72,138	252
*,1	TerraSky Co. Ltd.	16,310	252
*	KNT-CT Holdings Co. Ltd.	35,800	246
	Airtrip Corp.	40,018	242
	WDB Holdings Co. Ltd.	20,712	235
	Nisso Holdings Co. Ltd.	53,100	233
	Yushin Co.	55,200	230
	Cleanup Corp.	47,500	228
[1]	Kitanotatsujin Corp.	226,800	217
	Daisyo Corp.	25,700	202
	Kanamic Network Co. Ltd.	68,200	199
	Aichi Corp.	22,900	195
*,1	Miyakoshi Holdings Inc.	22,510	191
	Ohara Inc.	24,388	190
	Tosho Co. Ltd.	41,800	188
	CHIMNEY Co. Ltd.	20,000	169
	Digital Holdings Inc.	16,645	135
*,1	Open Door Inc.	39,600	135
	Tokyo Individualized Educational Institute Inc.	55,312	133
	Techno Ryowa Ltd.	4,500	122
	Advan Group Co. Ltd.	20,800	120
	Taiho Kogyo Co. Ltd.	27,900	117
	Takamiya Co. Ltd.	52,500	116
[1]	Fibergate Inc.	24,649	115
*	FDK Corp.	39,314	104
*	Demae-Can Co. Ltd.	82,600	97
	Nihon Dengi Co. Ltd.	2,900	96
	Cresco Ltd.	7,700	87
	Nishikawa Rubber Co. Ltd.	2,900	55
	Tokyo Keiki Inc.	1,000	27
*	baudroie inc	800	15
			1,487,327
Kuwait (0.4%)
*	Warba Bank KSCP	8,273,570	7,483
	Al Ahli Bank of Kuwait KSCP	5,939,137	5,832
	National Industries Group Holding SAK	6,289,776	5,064
	Boursa Kuwait Securities Co. KPSC	348,061	3,957
	Commercial Real Estate Co. KSC	4,917,358	3,046
*	Kuwait Real Estate Co. KSC	2,568,007	3,012
	Kuwait International Bank KSCP	3,070,747	2,773
	Boubyan Petrochemicals Co. KSCP	1,283,636	2,710
	Humansoft Holding Co. KSC	326,169	2,556

		Shares	Market Value ($000)
	Kuwait Telecommunications Co.	1,279,498	2,403
	Gulf Cables & Electrical Industries Group Co. KSCP	330,484	2,263
*	Kuwait Projects Co. Holding KSCP	6,710,851	1,927
	Salhia Real Estate Co. KSCP	1,368,437	1,844
	Jazeera Airways Co. KSCP	254,458	1,121
*	National Real Estate Co. KPSC	3,766,756	1,079
			47,070
Malaysia (0.8%)
	TIME dotCom Bhd.	4,082,800	4,964
	Inari Amertron Bhd.	10,118,300	4,959
	KPJ Healthcare Bhd.	7,863,200	4,766
	United Plantations Bhd.	868,350	4,406
	Frontken Corp. Bhd.	4,345,450	4,114
	IGB REIT	6,000,000	3,907
	Sime Darby Property Bhd.	10,957,158	3,797
	Bursa Malaysia Bhd.	2,063,454	3,640
	My EG Services Bhd.	16,942,900	3,475
	Yinson Holdings Bhd.	5,778,240	3,164
	Axis REIT	5,640,000	2,630
	IOI Properties Group Bhd.	5,220,600	2,586
	SP Setia Bhd. Group	9,513,800	2,487
	Heineken Malaysia Bhd.	442,849	2,480
	Pavilion REIT	5,022,900	2,091
	Carlsberg Brewery Malaysia Bhd. Class B	447,405	1,895
	ViTrox Corp. Bhd.	2,057,800	1,837
	Sunway Construction Group Bhd.	1,398,100	1,710
	VS Industry Bhd.	9,013,485	1,688
	Eco World Development Group Bhd. (XKLS)	3,213,300	1,529
	Mega First Corp. Bhd.	1,772,200	1,504
	Mah Sing Group Bhd.	5,451,497	1,483
*	Greatech Technology Bhd.	3,631,300	1,442
*	Pentamaster Corp. Bhd.	1,734,250	1,441
	Scientex Bhd.	1,836,600	1,402
	Kossan Rubber Industries Bhd.	4,348,700	1,393
	Bank Islam Malaysia Bhd.	2,372,950	1,244
	MBSB Bhd.	7,728,400	1,238
	Nationgate Holdings Bhd.	3,356,164	1,206
	Malaysian Pacific Industries Bhd.	255,000	1,194
	CTOS Digital Bhd.	5,702,800	1,160
	Bumi Armada Bhd.	11,070,200	1,140
*	Tanco Holdings Bhd.	5,319,380	1,041
	Malaysian Resources Corp. Bhd.	7,061,538	880
	UEM Sunrise Bhd.	5,016,600	874
	Sports Toto Bhd.	2,454,986	787
*	Berjaya Corp. Bhd.	11,894,628	780
*	Supermax Corp. Bhd.	5,866,880	775
	Padini Holdings Bhd.	1,553,700	725
	Hibiscus Petroleum Bhd.	1,891,380	690
	Velesto Energy Bhd.	16,078,580	677
*	WCT Holdings Bhd.	3,648,351	668
*	Dagang NeXchange Bhd.	9,829,800	662
	Syarikat Takaful Malaysia Keluarga Bhd.	881,100	659
*	UWC Bhd.	1,157,800	628
	Cahya Mata Sarawak Bhd.	2,045,600	591
	DRB-Hicom Bhd.	2,980,327	589
	BerMaz Auto Bhd.	3,120,240	540
	D&O Green Technologies Bhd.	2,152,500	524
*	Chin Hin Group Bhd.	972,827	521
	HAP Seng Consolidated Bhd.	597,634	358
	British American Tobacco Malaysia Bhd.	284,500	345
*	Astro Malaysia Holdings Bhd.	6,427,900	218
			91,504
Mexico (0.2%)
	Fibra MTY SAPI de CV	7,977,300	5,662
[2]	FIBRA Macquarie Mexico	2,698,013	4,428
	Grupo Televisa SAB Series CPO	7,627,600	4,233
	Bolsa Mexicana de Valores SAB de CV	1,858,066	3,985
	Genomma Lab Internacional SAB de CV Class B	2,266,980	2,622
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	3,063,298	1,793

		Shares	Market Value ($000)
	La Comer SAB de CV	827,729	1,792
*,2	Nemak SAB de CV	9,314,262	1,698
*,2	Grupo Traxion SAB de CV	1,365,445	1,199
*	Grupo Rotoplas SAB de CV	947,648	689
			28,101
Netherlands (1.1%)
*,2	Just Eat Takeaway.com NV	601,190	13,733
	SBM Offshore NV	438,436	11,434
	Arcadis NV	225,306	11,244
[2]	Signify NV	418,310	10,007
	Allfunds Group plc	1,207,343	8,360
	Koninklijke BAM Groep NV	884,636	7,723
	Van Lanschot Kempen NV	105,528	6,874
*,1	Galapagos NV	164,324	5,377
	Fugro NV	359,784	5,157
*,1,2	Basic-Fit NV	172,430	4,868
	TKH Group NV	117,306	4,825
	Eurocommercial Properties NV	142,188	4,340
	APERAM SA	139,620	4,107
	Corbion NV	192,529	3,654
	Havas NV	2,097,960	3,370
*	Flow Traders Ltd.	109,537	3,281
*	OCI NV	323,578	2,695
	Wereldhave NV	126,242	2,584
[1]	PostNL NV	1,095,480	1,195
	NSI NV	47,979	1,178
*,1	TomTom NV	182,854	1,101
	Sligro Food Group NV	74,974	948
[1]	Brunel International NV	69,866	726
	Koninklijke Heijmans NV	7,396	471
	Theon International plc	11,681	354
			119,606
New Zealand (0.3%)
	Summerset Group Holdings Ltd.	698,043	4,700
	Goodman Property Trust	3,260,327	3,858
	Freightways Group Ltd.	538,608	3,534
	Precinct Properties Group	4,612,810	3,423
	Kiwi Property Group Ltd.	4,651,047	2,667
	Genesis Energy Ltd.	1,771,744	2,484
	Vector Ltd.	776,394	2,011
	Argosy Property Ltd.	2,441,215	1,653
*	SKYCITY Entertainment Group Ltd.	2,166,001	1,301
	Stride Property Group	1,574,475	1,149
	Scales Corp. Ltd.	404,773	1,125
*	Oceania Healthcare Ltd.	2,390,464	969
	SKY Network Television Ltd.	438,390	798
			29,672
Norway (1.7%)
	Storebrand ASA	1,362,393	19,346
	Subsea 7 SA	745,605	14,449
	SpareBank 1 Sor-Norge ASA	677,895	11,873
	TOMRA Systems ASA	772,552	10,731
	Protector Forsikring ASA	201,755	9,850
[1]	Frontline plc	476,858	8,781
	SpareBank 1 SMN	407,415	7,570
*	Nordic Semiconductor ASA	537,682	7,310
	Bakkafrost P/F	163,932	6,548
	Borregaard ASA	307,561	5,933
	DOF Group ASA	640,801	5,867
	Veidekke ASA	347,505	5,523
	Hafnia Ltd.	872,872	4,797
[2]	Europris ASA	505,407	4,734
	TGS ASA	634,631	4,663
	Leroy Seafood Group ASA	926,074	4,213
*,2	Scatec ASA	416,659	4,134
[2]	BW LPG Ltd.	300,326	3,993
*,1	Cadeler A/S	699,962	3,685
	Atea ASA	261,666	3,606
	DNO ASA	2,592,886	3,541

		Shares	Market Value ($000)
	BLUENORD ASA	74,031	3,535
	Hoegh Autoliners ASA	339,907	3,416
	Wallenius Wilhelmsen ASA	337,994	3,024
	Golden Ocean Group Ltd.	332,341	2,743
	FLEX LNG Ltd.	104,381	2,596
	Austevoll Seafood ASA	276,388	2,543
	Aker Solutions ASA	853,404	2,524
*,2	AutoStore Holdings Ltd.	3,475,298	2,442
	MPC Container Ships ASA	1,139,917	2,096
[2]	Elkem ASA	888,589	2,065
	Stolt-Nielsen Ltd.	70,407	2,060
*,2	Entra ASA	143,077	1,757
	Wilh Wilhelmsen Holding ASA Class A	34,853	1,608
	Bonheur ASA	61,100	1,413
*,1	NEL ASA	5,492,935	1,398
	BW Offshore Ltd.	289,919	976
*,1	Grieg Seafood ASA	109,870	731
*	BW Energy Ltd.	193,063	662
	Sparebanken Norge	27,925	437
*,1	Hexagon Composites ASA	237,945	393
			189,566
Philippines (0.1%)
	Century Pacific Food Inc.	4,114,300	2,608
	RL Commercial REIT Inc.	19,094,300	2,570
	AREIT Inc.	3,428,600	2,468
	DigiPlus Interactive Corp.	4,745,620	2,046
	Robinson's Land Corp.	5,102,897	1,267
	Wilcon Depot Inc.	4,856,000	832
	D&L Industries Inc.	6,618,900	575
	First Gen Corp.	1,783,487	517
*	Cebu Air Inc.	633,680	384
			13,267
Poland (1.2%)
	CD Projekt SA	233,229	15,577
	Asseco Poland SA	219,782	11,857
*	PGE Polska Grupa Energetyczna SA	2,852,697	9,185
*,1	CCC SA	178,258	9,159
*,1	Zabka Group SA	1,538,171	8,498
	Alior Bank SA	293,334	7,903
*	Bank Millennium SA	2,004,172	7,795
*	Tauron Polska Energia SA	3,453,102	7,660
	Benefit Systems SA	8,365	7,577
	Grupa Kety SA	32,495	7,562
	KRUK SA	59,336	6,501
	Budimex SA	42,159	6,309
	Orange Polska SA	2,142,466	4,997
[2]	XTB SA	217,701	4,351
	Enea SA	856,971	4,329
[1]	Pepco Group NV	547,336	3,391
	Bank Handlowy w Warszawie SA	107,237	3,127
*	Cyfrowy Polsat SA	531,790	2,135
	Warsaw Stock Exchange	87,568	1,238
*,1	Jastrzebska Spolka Weglowa SA	176,348	1,104
*,1	Grupa Azoty SA	161,824	804
			131,059
Portugal (0.2%)
	REN - Redes Energeticas Nacionais SGPS SA	1,297,002	4,401
	Sonae SGPS SA	2,553,006	3,684
	Navigator Co. SA	725,772	2,563
	NOS SGPS SA	613,445	2,529
	CTT-Correios de Portugal SA	255,346	2,152
[1]	Mota-Engil SGPS SA	274,186	1,401
[1]	Altri SGPS SA	208,127	1,133
	Corticeira Amorim SGPS SA	122,954	1,093
	Semapa-Sociedade de Investimento e Gestao	49,025	959
			19,915

		Shares	Market Value ($000)
Qatar (0.1%)
	Doha Bank QPSC	7,924,692	5,325
	Gulf International Services QSC	2,987,512	2,712
	United Development Co. QSC	5,776,234	1,637
	Al Meera Consumer Goods Co. QSC	319,163	1,296
			10,970
Romania (0.0%)
*	Teraplast SA	4,260,958	516
	TTS Transport Trade Services SA	440,869	487
			1,003
Russia (0.0%)
*,3	OGK-2 PJSC	54,519,850	—
*,3	TGC-1 PJSC	2,060,900,000	—
*,3	Mechel PJSC	477,169	—
*,3	LSR Group PJSC	66,793	—
*,3	EL5-ENERO PJSC	24,682,000	—
*,3	Gruppa Kompanii Samolyot PAO	30,568	—
*,3	Novorossiysk Commercial Sea Port PJSC	16,380,500	—
*,3	Bank St. Petersburg PJSC	642,145	—
*,3	Rosseti Tsentr i Privolzhye PAO	236,900,000	—
*,3	Cherkizovo Group PJSC	13,969	—
			—
Saudi Arabia (0.6%)
	Electrical Industries Co.	1,800,994	4,307
	Arriyadh Development Co.	379,623	3,236
	National Medical Care Co.	72,988	3,159
	National Co. for Learning & Education	69,282	3,085
	Retal Urban Development Co.	716,291	2,828
	Saudi Chemical Co. Holding	1,355,791	2,747
*,1	National Agriculture Development Co.	486,519	2,664
	Al Hammadi Holding	267,345	2,582
	Al Masane Al Kobra Mining Co.	143,559	2,541
	National Gas & Industrialization Co.	121,179	2,455
	United International Transportation Co.	126,966	2,366
*	Saudi Reinsurance Co.	186,704	2,260
	Middle East Healthcare Co.	137,561	2,062
	Al Rajhi REIT	870,484	1,954
	AlKhorayef Water & Power Technologies Co.	56,307	1,938
	Almoosa Health Co.	37,880	1,779
	Al Moammar Information Systems Co.	48,922	1,690
	Al-Dawaa Medical Services Co.	82,553	1,614
	Southern Province Cement Co.	221,807	1,554
	Saudi Automotive Services Co.	113,021	1,549
	East Pipes Integrated Co. for Industry	50,934	1,461
*	Perfect Presentation For Commercial Services Co.	489,411	1,400
	Etihad Atheeb Telecommunication Co.	54,151	1,392
	Bawan Co.	97,875	1,364
*	Saudi Ceramic Co.	163,232	1,327
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	193,113	1,239
	Yanbu Cement Co.	250,750	1,138
	Eastern Province Cement Co.	148,737	1,094
	Almunajem Foods Co.	58,749	1,039
*	Middle East Paper Co.	139,739	1,036
*	Zamil Industrial Investment Co.	96,827	1,030
	City Cement Co.	230,600	1,028
	Arabian Cement Co.	159,083	874
*	Saudi Public Transport Co.	208,080	741
*	Jahez International Co.	22,701	161
			64,694
Singapore (0.6%)
	Frasers Centrepoint Trust	4,234,207	7,221
	ESR-REIT	2,331,508	4,937
	iFAST Corp. Ltd.	708,200	4,927
	Parkway Life REIT	1,430,681	4,432
	Keppel Infrastructure Trust	12,911,868	4,366
	Golden Agri-Resources Ltd.	20,836,550	4,079
	Sheng Siong Group Ltd.	2,070,000	3,342
	Capitaland India Trust	3,276,810	2,998

		Shares	Market Value ($000)
	AIMS APAC REIT	2,304,858	2,464
	Lendlease Global Commercial REIT	5,714,119	2,412
	CapitaLand China Trust	3,890,199	2,272
	Stoneweg Europe Stapled Trust	1,214,340	2,190
	UMS Integration Ltd.	1,789,000	2,083
	Starhill Global REIT	4,727,008	1,961
	Raffles Medical Group Ltd.	2,384,784	1,813
	Singapore Post Ltd.	4,769,400	1,792
	OUE REIT	7,551,209	1,715
	First Resources Ltd.	1,356,329	1,582
	CDL Hospitality Trusts	2,558,742	1,571
	Digital Core REIT Management Pte. Ltd.	2,932,800	1,534
	Far East Hospitality Trust	2,922,200	1,348
*	AEM Holdings Ltd.	889,915	1,096
	Riverstone Holdings Ltd.	1,877,000	1,018
	First REIT	4,091,472	866
	Bumitama Agri Ltd.	986,500	623
*	COSCO Shipping International Singapore Co. Ltd.	6,417,400	611
	Prime US REIT	3,358,332	607
*	Keppel Pacific Oak US REIT	2,905,800	606
[1]	Nanofilm Technologies International Ltd.	898,500	505
*	Manulife US REIT	5,558,288	364
			67,335
South Africa (0.9%)
	Momentum Group Ltd.	4,107,984	7,784
	Redefine Properties Ltd.	21,340,213	5,648
	AVI Ltd.	1,057,057	5,451
	Truworths International Ltd.	1,211,177	4,712
	Fortress Real Estate Investments Ltd. Class B	3,810,205	4,418
[1]	Vukile Property Fund Ltd.	3,657,542	4,106
*	SPAR Group Ltd.	647,574	3,808
	Resilient REIT Ltd.	983,177	3,528
	Life Healthcare Group Holdings Ltd.	4,761,642	3,498
	Barloworld Ltd.	500,306	3,194
	Netcare Ltd.	4,211,905	3,169
	Telkom SA SOC Ltd.	969,259	3,150
*	Pick n Pay Stores Ltd.	1,950,920	3,037
	Hyprop Investments Ltd.	1,186,784	2,987
	Sappi Ltd.	1,960,257	2,971
	We Buy Cars Holdings Ltd.	912,258	2,890
[2]	Dis-chem Pharmacies Ltd.	1,565,930	2,667
	Motus Holdings Ltd.	478,730	2,448
	Omnia Holdings Ltd.	527,025	2,284
	Coronation Fund Managers Ltd.	958,774	2,165
	DataTec Ltd.	658,035	2,156
	Equites Property Fund Ltd.	2,444,070	2,141
	Thungela Resources Ltd.	419,957	2,138
	AECI Ltd.	347,595	2,087
*,1	Boxer Retail Ltd.	518,661	2,059
*	MAS plc	1,626,145	2,034
	JSE Ltd.	269,215	2,009
	Attacq Ltd.	2,413,489	1,915
	DRDGOLD Ltd.	1,399,622	1,857
	Reunert Ltd.	604,392	1,854
	Ninety One Ltd.	699,271	1,682
	Sun International Ltd.	600,932	1,552
[1]	Grindrod Ltd.	1,969,407	1,251
	Wilson Bayly Holmes-Ovcon Ltd.	112,337	1,069
	Super Group Ltd.	1,147,692	1,017
	Burstone Group Ltd.	2,061,428	928
*	KAP Ltd.	8,519,744	870
	Astral Foods Ltd.	79,483	757
	Afrimat Ltd.	327,943	752
	Hosken Consolidated Investments Ltd.	88,250	620
[1]	Curro Holdings Ltd.	1,248,803	600
			105,263
South Korea (4.8%)
	Hyundai Rotem Co. Ltd.	239,823	34,668
	LIG Nex1 Co. Ltd.	35,450	15,963

		Shares	Market Value ($000)
*,1	Peptron Inc.	70,580	14,738
[1]	Samyang Foods Co. Ltd.	13,509	13,959
	Hyosung Heavy Industries Corp.	15,924	13,881
	APR Corp.	79,892	10,500
[1]	Hanwha Systems Co. Ltd.	241,053	10,257
[1]	Doosan Co. Ltd.	22,754	9,723
	PharmaResearch Co. Ltd.	21,100	8,399
*,1	LigaChem Biosciences Inc.	84,309	8,068
[1]	IsuPetasys Co. Ltd.	168,569	7,771
[1]	Sam Chun Dang Pharm Co. Ltd.	47,687	7,010
	Poongsan Corp.	55,241	6,372
[1]	KIWOOM Securities Co. Ltd.	41,012	6,324
	JB Financial Group Co. Ltd.	365,368	6,064
*,1	ABLBio Inc.	111,846	5,830
[1]	LEENO Industrial Inc.	164,150	5,575
*,1	Rainbow Robotics	26,528	5,229
[1]	Cosmax Inc.	27,106	4,881
[1]	JYP Entertainment Corp.	92,703	4,830
*,1	Naturecell Co. Ltd.	170,600	4,621
[1]	HD Hyundai Infracore Co. Ltd.	410,592	4,532
*	Hugel Inc.	18,371	4,434
*	Hanwha Engine	175,551	4,360
[1]	Eo Technics Co. Ltd.	27,351	4,228
[1]	Hyundai Elevator Co. Ltd.	68,708	4,194
[1]	KEPCO Engineering & Construction Co. Inc.	61,660	4,073
*,1	Taihan Electric Wire Co. Ltd.	357,939	4,017
[1]	Hansol Chemical Co. Ltd.	29,223	3,791
*,1	Silicon2 Co. Ltd.	101,829	3,774
*,1	GemVax & Kael Co. Ltd.	92,815	3,616
[1]	SM Entertainment Co. Ltd.	37,014	3,535
	Korean Reinsurance Co.	438,255	3,364
[1]	Kolmar Korea Co. Ltd.	47,795	3,336
	DB HiTek Co. Ltd.	102,165	3,332
[1]	DL E&C Co. Ltd.	93,612	3,161
	Park Systems Corp.	15,751	3,109
[1]	Douzone Bizon Co. Ltd.	60,223	3,078
*,1	Voronoi Inc.	34,884	2,927
[1]	OCI Holdings Co. Ltd.	43,401	2,910
	Youngone Corp.	65,673	2,855
*,1	Doosan Robotics Inc.	64,770	2,792
[1]	Classys Inc.	65,315	2,702
[1]	HPSP Co. Ltd.	137,141	2,616
[1]	CS Wind Corp.	79,343	2,611
*,1	Enchem Co. Ltd.	54,003	2,573
*,1	Lunit Inc.	76,075	2,544
[1]	Shinsung Delta Tech Co. Ltd.	52,606	2,530
[1]	ST Pharm Co. Ltd.	39,651	2,466
*	Oscotec Inc.	108,384	2,451
	Shinsegae Inc.	19,587	2,420
[1]	YG Entertainment Inc.	39,247	2,398
[1]	Dongjin Semichem Co. Ltd.	105,557	2,379
*,1	Doosan Fuel Cell Co. Ltd.	135,648	2,268
[1]	Hyundai Construction Equipment Co. Ltd.	33,908	2,256
	Soulbrain Co. Ltd.	13,149	2,230
	WONIK IPS Co. Ltd.	95,165	2,222
	Han Kuk Carbon Co. Ltd.	100,951	2,175
[1]	Hyundai Department Store Co. Ltd.	42,569	2,160
	Seegene Inc.	100,646	2,142
*,1	ISU Specialty Chemical	65,883	2,077
	LX International Corp.	87,342	2,013
[1]	TechWing Inc.	101,133	2,001
	HDC Hyundai Development Co-Engineering & Construction	118,475	1,999
*	Hanall Biopharma Co. Ltd.	102,605	1,978
*,1	Mezzion Pharma Co. Ltd.	71,590	1,973
	Paradise Co. Ltd.	151,015	1,964
[1]	Daishin Securities Co. Ltd.	106,197	1,950
[1]	Daeduck Electronics Co. Ltd.	111,277	1,895
	SK REITs Co. Ltd.	538,798	1,871
	Hyundai Wia Corp.	52,308	1,867
	S&S Tech Corp.	51,448	1,840

		Shares	Market Value ($000)
[1]	Daejoo Electronic Materials Co. Ltd.	34,869	1,837
*,1	VT Co. Ltd.	71,100	1,836
	Kolon Industries Inc.	61,830	1,825
[1]	Medytox Inc.	16,927	1,781
*	Daewoo Engineering & Construction Co. Ltd.	660,281	1,776
	Youngone Holdings Co. Ltd.	17,384	1,762
*,1	Lotte Tour Development Co. Ltd.	139,864	1,751
	Daou Technology Inc.	69,302	1,744
[1]	Jusung Engineering Co. Ltd.	89,992	1,740
[1]	Koh Young Technology Inc.	167,312	1,731
[1]	Caregen Co. Ltd.	48,422	1,726
*	Kumho Tire Co. Inc.	511,419	1,705
[1]	Pharmicell Co. Ltd.	175,838	1,612
	Shinhan Alpha REIT Co. Ltd.	399,182	1,582
	SK Chemicals Co. Ltd.	32,120	1,567
[1]	People & Technology Inc.	61,992	1,547
*,1	SOLUM Co. Ltd.	130,470	1,546
*	CJ ENM Co. Ltd.	32,765	1,544
*,1	Seojin System Co. Ltd.	98,314	1,541
*,1	Hanwha Investment & Securities Co. Ltd.	367,963	1,539
[1]	HK inno N Corp.	47,506	1,531
	SK Gas Ltd.	8,027	1,530
	Daewoong Pharmaceutical Co. Ltd.	14,411	1,518
*,1	Chabiotech Co. Ltd.	190,732	1,515
*	Lotte Energy Materials Corp.	82,681	1,474
*,1	Wemade Co. Ltd.	65,200	1,466
	Eugene Technology Co. Ltd.	45,860	1,460
[1]	ESR Kendall Square REIT Co. Ltd.	477,337	1,460
	Chong Kun Dang Pharmaceutical Corp.	23,911	1,453
*,1	Ananti Inc.	202,483	1,446
	HDC Holdings Co. Ltd.	86,597	1,438
[1]	LOTTE Fine Chemical Co. Ltd.	46,554	1,435
	Hyosung Corp.	22,882	1,429
[1]	ISC Co. Ltd.	33,192	1,426
	DI Dong Il Corp.	45,943	1,413
	Hyosung TNC Corp.	8,293	1,401
	DoubleUGames Co. Ltd.	34,766	1,399
[1]	Hana Tour Service Inc.	35,802	1,384
	LX Semicon Co. Ltd.	34,439	1,357
[1]	Sung Kwang Bend Co. Ltd.	59,032	1,352
*,1	Cafe24 Corp.	43,643	1,348
	LOTTE REIT Co. Ltd.	482,916	1,335
*,1	Duk San Neolux Co. Ltd.	45,987	1,318
*	Studio Dragon Corp.	39,458	1,312
*,1	SHIFT UP Corp.	43,089	1,289
[1]	Hana Micron Inc.	140,645	1,288
	Soop Co. Ltd.	22,566	1,283
	DL Holdings Co. Ltd.	35,106	1,268
[1]	Tokai Carbon Korea Co. Ltd.	16,447	1,259
[1]	NICE Information Service Co. Ltd.	107,078	1,256
[1]	SIMMTECH Co. Ltd.	76,445	1,251
[1]	L&C Bio Co. Ltd.	52,046	1,234
	Hankook & Co. Co. Ltd.	69,956	1,213
*,1	Synopex Inc.	250,421	1,213
*,1	Hyundai Bioscience Co. Ltd.	283,688	1,208
[1]	Advanced Nano Products Co. Ltd.	31,123	1,199
	Grand Korea Leisure Co. Ltd.	105,107	1,172
	HS Hyosung Advanced Materials Corp.	8,069	1,142
*,1	SK oceanplant Co. Ltd.	79,863	1,136
[1]	Cheryong Electric Co. Ltd.	39,257	1,133
	Orion Holdings Corp.	69,349	1,111
*,1	HLB Life Science Co. Ltd.	324,416	1,101
	RFHIC Corp.	54,922	1,095
	JR Global REIT	613,342	1,091
	SK Discovery Co. Ltd.	27,663	1,087
[1]	Hancom Inc.	55,037	1,083
	Lake Materials Co. Ltd.	121,399	1,082
	Daesang Corp.	63,930	1,080
*,1	Binex Co. Ltd.	90,344	1,077
	Daewoong Co. Ltd.	64,173	1,073

		Shares	Market Value ($000)
[1]	Lotte Chilsung Beverage Co. Ltd.	11,462	1,070
	DongKook Pharmaceutical Co. Ltd.	78,850	1,068
*	Asiana Airlines Inc.	152,342	1,037
[1]	Dongwon Industries Co. Ltd.	31,387	1,035
*,1	Danal Co. Ltd.	172,417	1,032
	SK Networks Co. Ltd.	309,452	1,015
	SL Corp.	42,558	1,014
*,1	Shin Poong Pharmaceutical Co. Ltd.	112,283	986
	Dentium Co. Ltd.	21,161	979
[1]	Doosan Tesna Inc.	41,903	970
*,1	Cosmochemical Co. Ltd.	81,844	961
	Humedix Co. Ltd.	20,327	959
	PSK Inc.	64,301	950
	Korea Electric Terminal Co. Ltd.	19,834	944
	Ecopro HN Co. Ltd.	49,808	941
*	CJ CGV Co. Ltd.	254,184	938
	Binggrae Co. Ltd.	15,959	932
*,1	Creative & Innovative System	171,498	928
*,1	KMW Co. Ltd.	96,176	909
	Harim Holdings Co. Ltd.	134,546	907
*,1	Fadu Inc.	104,084	898
	Lotte Rental Co. Ltd.	39,561	895
	Seah Besteel Holdings Corp.	39,818	894
	NHN Corp.	42,924	886
	ENF Technology Co. Ltd.	28,993	877
[1]	Intellian Technologies Inc.	25,054	872
	Green Cross Holdings Corp.	75,871	871
[1]	BH Co. Ltd.	83,173	871
	Korea Petrochemical Ind Co. Ltd.	11,886	870
	Sebang Global Battery Co. Ltd.	18,152	865
	Dong-A Socio Holdings Co. Ltd.	10,736	862
	SNT Motiv Co. Ltd.	36,216	861
	Youlchon Chemical Co. Ltd.	33,909	831
	NEXTIN Inc.	24,557	830
	LX Holdings Corp.	137,219	822
[1]	Solid Inc.	181,923	819
	Hanssem Co. Ltd.	24,148	814
*,1	Il Dong Pharmaceutical Co. Ltd.	58,916	807
	Ahnlab Inc.	17,356	799
[1]	TES Co. Ltd.	42,361	786
*	Hanwha General Insurance Co. Ltd.	181,745	785
[1]	Hanil Cement Co. Ltd.	52,580	784
[1]	Dongkuk Steel Mill Co. Ltd.	101,282	781
	Mcnex Co. Ltd.	36,912	780
[1]	NHN KCP Corp.	66,883	773
[1]	TK Corp.	46,819	771
	Yuanta Securities Korea Co. Ltd.	288,467	770
*	Eubiologics Co. Ltd.	82,128	759
[1]	Innox Advanced Materials Co. Ltd.	39,082	757
[1]	Solus Advanced Materials Co. Ltd.	122,831	755
	Samyang Holdings Corp.	12,448	752
*	GS P&L Co. Ltd.	27,215	752
	Innocean Worldwide Inc.	52,394	742
[1]	Posco M-Tech Co. Ltd.	69,910	738
[1]	Unid Co. Ltd.	12,167	735
	i-SENS Inc.	56,314	732
*,1	LS Materials Ltd.	95,241	730
*	Bioneer Corp.	67,262	727
[1]	SD Biosensor Inc.	99,370	714
	MegaStudyEdu Co. Ltd.	19,776	712
	Hyundai GF Holdings	115,878	711
[1]	TCC Steel	54,579	700
*,1	Nexon Games Co. Ltd.	70,056	697
*,1	Daea TI Co. Ltd.	188,634	694
	Hyundai Green Food	54,847	689
*,1	BNC Korea Co. Ltd.	181,799	677
	Hankook Shell Oil Co. Ltd.	2,071	676
	OCI Co. Ltd.	16,190	671
	TKG Huchems Co. Ltd.	52,808	670
	SFA Engineering Corp.	37,299	658

		Shares	Market Value ($000)
*,1	Korea Line Corp.	493,212	656
	KCC Glass Corp.	28,092	654
*	Tongyang Life Insurance Co. Ltd.	107,609	653
*	Neowiz	36,492	649
	IS Dongseo Co. Ltd.	44,219	647
*,1	HLB Therapeutics Co. Ltd.	238,516	646
	JW Pharmaceutical Corp.	39,637	645
[1]	HAESUNG DS Co. Ltd.	36,899	644
	Lotte Wellfood Co. Ltd.	7,211	639
*	Foosung Co. Ltd.	183,662	636
	Com2uSCorp	22,935	636
	Hyundai Home Shopping Network Corp.	15,161	626
*,1	Shinsung E&G Co. Ltd.	556,229	612
	Sungwoo Hitech Co. Ltd.	143,240	610
	SK Securities Co. Ltd.	1,250,275	605
[1]	PI Advanced Materials Co. Ltd.	46,348	596
*,1	Seoul Semiconductor Co. Ltd.	116,354	594
	Samchully Co. Ltd.	5,942	591
*,1	SFA Semicon Co. Ltd.	251,850	589
	Taekwang Industrial Co. Ltd.	815	589
[1]	Huons Global Co. Ltd.	18,780	588
*	Sungeel Hitech Co. Ltd.	21,412	583
	Zinus Inc.	37,566	582
*,1	Dawonsys Co. Ltd.	98,475	581
[1]	Myoung Shin Industrial Co. Ltd.	95,705	579
[1]	Seobu T&D	91,176	573
	Soulbrain Holdings Co. Ltd.	18,004	570
	LF Corp.	39,249	561
	Dong-A ST Co. Ltd.	16,493	560
	HL Holdings Corp.	19,666	553
*	Jeju Air Co. Ltd.	111,539	543
	Boryung	88,680	539
	GOLFZON Co. Ltd.	11,231	538
[1]	Young Poong Corp.	17,310	528
	E1 Corp.	8,638	513
[1]	KH Vatec Co. Ltd.	57,667	505
	Handsome Co. Ltd.	42,463	499
	Advanced Process Systems Corp.	38,095	494
*	Amicogen Inc.	168,028	493
*,1	Komipharm International Co. Ltd.	128,568	491
*,1	Joongang Advanced Materials Co. Ltd.	234,202	491
	Nexen Tire Corp.	113,929	488
[1]	Huons Co. Ltd.	23,322	478
[1]	Hanjin Transportation Co. Ltd.	31,680	477
[1]	KC Tech Co. Ltd.	22,074	476
	Samwha Capacitor Co. Ltd.	23,855	471
	LX Hausys Ltd.	21,244	471
	Partron Co. Ltd.	97,070	462
*,1	CMG Pharmaceutical Co. Ltd.	327,323	460
*,1	Chunbo Co. Ltd.	13,968	449
*	Bukwang Pharmaceutical Co. Ltd.	191,481	445
[1]	Eugene Investment & Securities Co. Ltd.	182,976	443
*	DIO Corp.	33,177	440
	Songwon Industrial Co. Ltd.	55,406	436
*	Yungjin Pharmaceutical Co. Ltd.	277,882	428
	Samyang Corp.	11,268	428
	Korea United Pharm Inc.	28,291	427
	Kwang Dong Pharmaceutical Co. Ltd.	95,522	425
[1]	Ilyang Pharmaceutical Co. Ltd.	44,081	420
*	Genexine Inc.	112,299	417
	HYUNDAI Corp.	23,132	416
	InBody Co. Ltd.	24,109	414
*,1	GC Cell Corp.	28,584	413
	KISWIRE Ltd.	31,374	410
*,1	W Scope Chungju Plant Co. Ltd.	76,521	407
*	UniTest Inc.	45,627	406
*	GeneOne Life Science Inc.	241,451	397
	Webzen Inc.	37,347	393
*,1	Vaxcell-Bio Therapeutics Co. Ltd.	57,105	388
	INTOPS Co. Ltd.	32,603	379

		Shares	Market Value ($000)
	Modetour Network Inc.	45,038	377
	Namyang Dairy Products Co. Ltd.	8,233	370
	Vieworks Co. Ltd.	23,901	359
	NICE Holdings Co. Ltd.	35,472	340
*,3	NKMax Co. Ltd.	232,882	339
	Hansae Co. Ltd.	44,490	337
	iMarketKorea Inc.	55,090	332
*,1	Humasis Co. Ltd.	327,690	330
	Hansol Paper Co. Ltd.	49,400	304
	Korea Asset In Trust Co. Ltd.	167,114	303
	iNtRON Biotechnology Inc.	93,825	275
*	CrystalGenomics Invites Co. Ltd.	212,508	261
*,1	HLB Global Co. Ltd.	137,496	248
*,1	Namsun Aluminum Co. Ltd.	280,071	243
	HS Industries Co. Ltd.	72,433	233
*,3	Hyosung Chemical Corp.	7,851	220
	KC Co. Ltd.	12,935	215
	Daol Investment & Securities Co. Ltd.	67,785	167
[1]	Sam-A Aluminum Co. Ltd.	8,080	156
	Daehan Flour Mill Co. Ltd.	1,256	137
	Chongkundang Holdings Corp.	3,164	112
	Korea Real Estate Investment & Trust Co. Ltd.	97,428	88
	KISCO Corp.	12,381	83
*	Samsung Pharmaceutical Co. Ltd.	72,039	81
*	Insun ENT Co. Ltd.	15,664	59
*	Enzychem Lifesciences Corp.	68,043	50
*	Helixmith Co. Ltd.	3,922	9
			545,938
Spain (1.3%)
[1]	Indra Sistemas SA	288,830	11,964
	Enagas SA	722,639	10,823
	Viscofan SA	147,721	10,108
[2]	Unicaja Banco SA	3,760,305	9,880
	Acerinox SA	776,006	8,955
	Puig Brands SA Class B	479,272	8,907
	Fluidra SA	330,253	8,237
	Inmobiliaria Colonial Socimi SA	1,180,145	7,815
	Vidrala SA (XMAD)	70,348	7,573
	Sacyr SA (XMAD)	1,673,772	6,854
	Logista Integral SA	197,004	6,235
	CIE Automotive SA	190,477	5,719
	Laboratorios Farmaceuticos Rovi SA	62,020	3,828
*	Pharma Mar SA	40,929	3,731
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	2,340,058	3,605
*	Tecnicas Reunidas SA	143,759	3,540
	Construcciones y Auxiliar de Ferrocarriles SA	55,932	3,387
	Elecnor SA	118,819	3,231
*	Solaria Energia y Medio Ambiente SA	249,744	3,211
	Almirall SA	248,533	2,992
	Melia Hotels International SA	328,877	2,920
[2]	Neinor Homes SA	111,534	2,168
[2]	Gestamp Automocion SA	455,067	1,711
	Atresmedia Corp. de Medios de Comunicacion SA	291,444	1,647
[1]	Ence Energia y Celulosa SA	384,514	1,210
[2]	Global Dominion Access SA	287,916	1,107
	Prosegur Cia de Seguridad SA	318,870	944
*	Distribuidora Internacional de Alimentacion SA	28,695	940
[2]	Prosegur Cash SA	851,302	729
*	Grenergy Renovables SA	5,206	386
			144,357
Sweden (3.5%)
	Nordnet AB publ	657,721	17,762
	Avanza Bank Holding AB	432,388	15,929
	Sectra AB Class B	427,607	15,854
	Lagercrantz Group AB Class B	621,974	14,440
	Mycronic AB	501,239	10,876
[2]	Thule Group AB	358,210	10,131
	Loomis AB	228,417	9,031
	Wihlborgs Fastigheter AB	894,884	8,794

		Shares	Market Value ($000)
	Hemnet Group AB	281,961	8,120
*	Camurus AB	116,915	8,112
	Hexpol AB	861,848	7,421
*,2	Sinch AB	2,089,146	7,172
*	Kinnevik AB Class B	795,208	7,130
	AddLife AB Class B	366,344	6,451
*	Asmodee Group AB Class B	503,343	6,339
	Catena AB	138,646	6,263
[2]	Bravida Holding AB	664,975	6,240
	Billerud Aktiebolag	719,195	6,106
[2]	Munters Group AB	432,167	6,082
	Pandox AB	333,795	5,941
	Betsson AB Class B	348,241	5,897
	Husqvarna AB Class B	1,088,049	5,893
*,2	BoneSupport Holding AB	174,119	5,873
	Elekta AB Class B	1,151,238	5,677
	Fabege AB	676,219	5,664
	Storskogen Group AB Class B	4,692,754	5,447
[2]	Dometic Group AB	1,052,980	5,319
	Wallenstam AB Class B	1,147,930	5,203
	Bure Equity AB	174,991	5,166
	NCC AB Class B	270,318	5,119
	Lindab International AB	237,884	5,000
*	Embracer Group AB	473,133	4,894
	Electrolux Professional AB Class B	707,304	4,806
	Addnode Group AB	407,991	4,668
	Nyfosa AB	532,754	4,619
	AFRY AB	294,447	4,558
	Truecaller AB Class B	908,158	4,536
	Alleima AB	641,436	4,533
	Granges AB	331,658	4,447
*	HMS Networks AB	105,324	4,426
	Bufab AB	439,435	4,358
*	Electrolux AB Class B	705,198	4,295
	Clas Ohlson AB Class B	121,299	4,221
	Medicover AB Class B	149,934	4,200
	Vitec Software Group AB Class B	108,126	4,192
	Cibus Nordic Real Estate AB publ	236,044	4,182
	Hufvudstaden AB Class A	340,475	4,120
[2]	Scandic Hotels Group AB	495,495	4,109
	Peab AB Class B	532,698	4,006
	INVISIO AB	116,971	3,790
	MIPS AB	88,404	3,747
	Nolato AB Class B	629,724	3,725
	Vitrolife AB	249,276	3,663
*	Modern Times Group MTG AB Class B	325,860	3,350
*	NCAB Group AB	572,723	3,095
	Systemair AB	309,867	2,997
*,1,2	BioArctic AB	130,526	2,858
[2]	Attendo AB	403,109	2,817
	JM AB	194,301	2,784
	NP3 Fastigheter AB	103,388	2,734
	Bilia AB Class A	228,845	2,689
	Atrium Ljungberg AB Class B	767,120	2,481
	Arjo AB Class B	670,975	2,338
*	Sdiptech AB Class B	113,017	2,272
	Dios Fastigheter AB	332,871	2,187
	Ratos AB Class B	616,596	2,183
	SkiStar AB	131,086	2,068
	Instalco AB	729,426	1,910
*,2	Boozt AB	214,188	1,907
	Cloetta AB Class B	584,182	1,879
	Troax Group AB	131,466	1,837
*	Xvivo Perfusion AB	82,363	1,679
*,1	Samhallsbyggnadsbolaget i Norden AB	3,215,715	1,612
*,1	Better Collective A/S	114,159	1,609
	Platzer Fastigheter Holding AB Class B	206,058	1,468
	Intea Fastigheter AB	188,332	1,467
*	Hexatronic Group AB	623,011	1,323
*	Norion Bank AB	186,583	1,192

		Shares	Market Value ($000)
	MEKO AB	124,250	1,087
	Corem Property Group AB Class B	2,437,550	1,087
	Investment AB Oresund	83,987	1,086
	Volati AB	87,157	961
	Fagerhult Group AB	247,242	955
	AQ Group AB	32,018	653
*	Stillfront Group AB	1,055,357	547
*	Vimian Group AB	126,932	430
*,1	Samhallsbyggnadsbolaget i Norden AB Class D	508,125	407
	NCC AB Class A	8,463	163
*,3	Ow Bunker A/S	24,023	—
			400,659
Switzerland (3.1%)
	Accelleron Industries AG	311,466	28,369
	Swissquote Group Holding SA (Registered)	35,511	23,595
[2]	Galenica AG	165,304	17,544
	Siegfried Holding AG (Registered)	128,279	14,342
	Allreal Holding AG (Registered)	49,180	11,124
	Cembra Money Bank AG	97,242	10,913
	Sulzer AG (Registered)	56,402	10,852
	Bucher Industries AG (Registered)	21,878	10,332
	VZ Holding AG	48,199	10,201
	EFG International AG	487,252	9,658
	dormakaba Holding AG	9,957	9,612
	Mobimo Holding AG (Registered)	24,255	9,500
	Burckhardt Compression Holding AG	10,243	9,122
	Tecan Group AG (Registered)	41,968	8,309
	Valiant Holding AG (Registered)	52,406	8,249
	Kardex Holding AG (Registered)	19,709	7,589
	Sunrise Communications AG Class A	138,024	7,354
*	Aryzta AG	77,173	7,243
	SFS Group AG	54,757	7,076
	Landis & Gyr Group AG	84,961	6,937
	Inficon Holding AG (Registered)	55,957	6,733
	Huber & Suhner AG (Registered)	47,998	6,409
	Vontobel Holding AG (Registered)	87,479	6,378
	Interroll Holding AG (Registered)	2,246	6,325
	Comet Holding AG (Registered)	24,314	6,122
	Ypsomed Holding AG (Registered)	12,742	6,096
	ALSO Holding AG (Registered)	19,043	5,752
	St. Galler Kantonalbank AG (Registered)	9,213	5,621
	Stadler Rail AG	180,147	4,761
	Daetwyler Holding AG	25,138	4,477
*	ams-OSRAM AG	333,965	4,402
	Bossard Holding AG (Registered) Class A	18,468	3,914
	SKAN Group AG	40,913	3,752
[2]	Medacta Group SA	20,360	3,693
	Intershop Holding AG	17,978	3,328
	Implenia AG (Registered)	48,906	3,292
*,2	Montana Aerospace AG	86,923	3,028
*	u-blox Holding AG	24,118	3,003
*,2	Sensirion Holding AG	30,191	2,991
	Forbo Holding AG (Registered)	3,095	2,936
	OC Oerlikon Corp. AG Pfaffikon (Registered)	591,058	2,888
*	Basilea Pharmaceutica Ag Allschwil (Registered)	39,371	2,792
[1]	Softwareone Holding AG (XSWX)	311,869	2,545
	Zehnder Group AG	28,592	2,519
	Bystronic AG	4,801	2,376
	Bell Food Group AG (Registered)	5,949	1,883
	COSMO Pharmaceuticals NV	25,228	1,810
*,1	Komax Holding AG (Registered)	12,700	1,738
	Cie Financiere Tradition SA	5,832	1,688
	Softwareone Holding AG	195,276	1,596
*,2	Medartis Holding AG	14,557	1,533
	Vetropack Holding AG (Registered)	40,993	1,512
	Autoneum Holding AG	7,808	1,385
	Schweiter Technologies AG	2,926	1,351
*	LEM Holding SA (Registered)	1,612	1,310
[2]	Medmix AG	82,575	1,207

		Shares	Market Value ($000)
*,2	PolyPeptide Group AG	40,489	1,126
	APG SGA SA	3,948	1,102
	Arbonia AG	157,319	1,065
	VP Bank AG Class A	10,345	988
*,1	PIERER Mobility AG	30,369	604
[1]	Leonteq AG	25,076	547
	Rieter Holding AG (Registered)	7,132	544
	Burkhalter Holding AG	2,216	398
			357,441
Taiwan (6.7%)
	Bizlink Holding Inc.	580,828	17,469
	United Integrated Services Co. Ltd.	539,200	14,156
	Tripod Technology Corp.	1,480,327	13,778
	Gold Circuit Electronics Ltd.	1,108,652	13,732
[1]	WT Microelectronics Co. Ltd.	2,168,553	9,945
	Phison Electronics Corp.	553,962	9,725
	MPI Corp.	272,000	9,454
*	Taichung Commercial Bank Co. Ltd.	11,550,243	8,582
	TA Chen Stainless Pipe	5,829,686	7,642
	Simplo Technology Co. Ltd.	557,631	7,614
*	Chung-Hsin Electric & Machinery Manufacturing Corp.	1,313,625	7,199
	Compeq Manufacturing Co. Ltd.	3,252,471	7,069
	Radiant Opto-Electronics Corp.	1,504,675	6,916
*,1	Mitac Holdings Corp.	2,717,617	6,882
[1]	Makalot Industrial Co. Ltd.	773,930	6,807
[1]	Taiwan Union Technology Corp.	752,000	6,791
	Highwealth Construction Corp.	4,489,978	6,135
	Sinbon Electronics Co. Ltd.	738,066	5,966
	L&K Engineering Co. Ltd.	541,475	5,830
	Acter Group Corp. Ltd.	334,962	5,461
	Topco Scientific Co. Ltd.	556,643	5,341
	Getac Holdings Corp.	1,331,000	5,220
[1]	AURAS Technology Co. Ltd.	219,000	4,879
	Bora Pharmaceuticals Co. Ltd.	176,123	4,800
	Lien Hwa Industrial Holdings Corp.	3,133,804	4,738
[1]	Fositek Corp.	155,000	4,661
	WNC Corp.	1,150,066	4,508
	Taiwan Hon Chuan Enterprise Co. Ltd.	917,269	4,472
[1]	Jinan Acetate Chemical Co. Ltd.	1,678,360	4,467
	IBF Financial Holdings Co. Ltd.	8,926,596	4,334
	Tong Yang Industry Co. Ltd.	1,216,919	4,250
*	King's Town Bank Co. Ltd.	2,329,193	4,200
	Great Wall Enterprise Co. Ltd.	2,031,686	4,143
	Qisda Corp.	4,708,000	4,060
*,1	Shin Zu Shing Co. Ltd.	511,995	3,981
	Lotus Pharmaceutical Co. Ltd.	541,000	3,918
	Faraday Technology Corp.	746,470	3,765
	Sigurd Microelectronics Corp.	1,451,822	3,755
[1]	LandMark Optoelectronics Corp.	275,600	3,731
[1]	Elan Microelectronics Corp.	902,545	3,729
	Chipbond Technology Corp.	1,993,852	3,727
*	Macronix International Co. Ltd.	5,891,386	3,704
	AP Memory Technology Corp.	339,154	3,699
[1]	Century Iron & Steel Industrial Co. Ltd.	591,000	3,689
	Ardentec Corp.	1,442,851	3,626
	Ruentex Industries Ltd.	2,052,349	3,569
	Primax Electronics Ltd.	1,472,000	3,568
	Kinik Co.	329,000	3,552
	Dynapack International Technology Corp.	462,299	3,538
	Arcadyan Technology Corp.	474,737	3,508
	Tung Ho Steel Enterprise Corp.	1,570,350	3,367
[1]	EZconn Corp.	166,511	3,343
	Global Brands Manufacture Ltd.	868,361	3,323
[1]	Grand Process Technology Corp.	65,773	3,275
[1]	Chenbro Micom Co. Ltd.	192,000	3,254
	Sanyang Motor Co. Ltd.	1,572,037	3,252
	Goldsun Building Materials Co. Ltd. Class C	2,624,402	3,238
	Ennoconn Corp.	315,432	3,207
	Feng Hsin Steel Co. Ltd.	1,414,000	3,195

		Shares	Market Value ($000)
	Kinsus Interconnect Technology Corp.	926,282	3,147
	WinWay Technology Co. Ltd.	82,459	3,047
	Poya International Co. Ltd.	195,250	3,022
[1]	Asia Optical Co. Inc.	699,000	3,017
	Yankey Engineering Co. Ltd.	217,580	2,996
[1]	All Ring Tech Co. Ltd.	239,000	2,982
	Fusheng Precision Co. Ltd.	316,000	2,958
	Sercomm Corp.	886,000	2,955
	ADATA Technology Co. Ltd.	969,494	2,940
	Merry Electronics Co. Ltd.	772,528	2,930
*	China Petrochemical Development Corp.	11,711,620	2,911
[1]	Visual Photonics Epitaxy Co. Ltd.	606,455	2,902
	Taiwan Surface Mounting Technology Corp.	810,530	2,857
	Pixart Imaging Inc.	437,920	2,839
	Yulon Finance Corp.	845,483	2,832
	Huaku Development Co. Ltd.	880,685	2,802
*,1	FOCI Fiber Optic Communications Inc.	275,000	2,785
[1]	Elite Advanced Laser Corp.	432,607	2,770
	Foxsemicon Integrated Technology Inc.	273,400	2,768
	Co-Tech Development Corp.	705,000	2,768
	YFY Inc.	3,394,000	2,757
	TXC Corp.	947,877	2,651
	Ta Ya Electric Wire & Cable	2,286,842	2,651
[1]	Solar Applied Materials Technology Corp.	1,600,691	2,648
[1]	Kaori Heat Treatment Co. Ltd.	250,210	2,622
	Sunonwealth Electric Machine Industry Co. Ltd.	692,000	2,613
	Everlight Electronics Co. Ltd.	1,124,725	2,597
	Merida Industry Co. Ltd.	672,055	2,596
[1]	Wisdom Marine Lines Co. Ltd.	1,331,241	2,589
[1]	XinTec Inc.	521,000	2,547
[1]	VisEra Technologies Co. Ltd.	336,000	2,487
[1]	LuxNet Corp.	380,000	2,484
[1]	Silicon Integrated Systems Corp.	1,337,130	2,454
	ITEQ Corp.	729,870	2,452
	Sitronix Technology Corp.	362,282	2,405
[1]	Allis Electric Co. Ltd.	696,980	2,369
[1]	Raydium Semiconductor Corp.	201,000	2,333
[1]	Test Research Inc.	482,371	2,323
	Nan Pao Resins Chemical Co. Ltd.	179,000	2,286
	ITE Technology Inc.	518,418	2,273
	Supreme Electronics Co. Ltd.	1,598,008	2,249
[1]	Center Laboratories Inc.	1,800,661	2,241
	Kinpo Electronics	3,685,196	2,198
	Shinkong Insurance Co. Ltd.	693,000	2,196
	Airoha Technology Corp.	118,000	2,176
	Taiwan Cogeneration Corp.	1,497,152	2,170
	Charoen Pokphand Enterprise	554,400	2,150
	Coretronic Corp.	785,000	2,125
	Hannstar Board Corp.	870,642	2,114
[1]	Gudeng Precision Industrial Co. Ltd.	208,399	2,093
[1]	AcBel Polytech Inc.	2,244,325	2,062
*,1	FLEXium Interconnect Inc.	936,140	2,041
[1]	Phoenix Silicon International Corp.	481,286	2,032
*	Unitech Printed Circuit Board Corp.	2,153,793	1,998
*	Innodisk Corp.	262,321	1,981
[1]	Dynamic Holding Co. Ltd.	757,004	1,980
[1]	Cheng Uei Precision Industry Co. Ltd.	1,046,000	1,974
[1]	Nan Kang Rubber Tire Co. Ltd.	1,535,107	1,916
[1]	Taiwan Speciality Chemicals Corp.	257,000	1,898
	Sakura Development Co. Ltd.	870,925	1,895
	Systex Corp.	514,000	1,873
	Greatek Electronics Inc.	911,000	1,871
	Wowprime Corp.	244,223	1,869
[1]	Gloria Material Technology Corp.	1,495,023	1,851
[1]	Universal Microwave Technology Inc.	174,000	1,849
	Machvision Inc.	115,157	1,847
	Chunghwa Precision Test Tech Co. Ltd.	65,000	1,837
	Tong Hsing Electronic Industries Ltd.	542,968	1,835
	Fitipower Integrated Technology Inc.	304,246	1,826
*	CTCI Corp.	1,870,667	1,824

		Shares	Market Value ($000)
	Depo Auto Parts Ind Co. Ltd.	316,313	1,810
	HD Renewable Energy Co. Ltd.	288,947	1,808
	President Securities Corp.	2,855,078	1,799
[1]	Pan-International Industrial Corp.	1,255,595	1,799
	Evergreen International Storage & Transport Corp.	1,545,502	1,769
	ChipMOS Technologies Inc.	2,042,494	1,767
	Farglory Land Development Co. Ltd.	853,854	1,764
*	EirGenix Inc.	827,855	1,762
	Grape King Bio Ltd.	407,000	1,759
	Channel Well Technology Co. Ltd.	588,708	1,747
	Quanta Storage Inc.	594,000	1,738
[1]	Orient Semiconductor Electronics Ltd.	1,346,197	1,735
	Shiny Chemical Industrial Co. Ltd.	408,700	1,727
	Via Technologies Inc.	873,000	1,726
*	Kindom Development Co. Ltd.	1,033,900	1,723
	Cleanaway Co. Ltd.	265,000	1,711
	TTY Biopharm Co. Ltd.	662,987	1,709
	Wah Lee Industrial Corp.	545,500	1,707
[1]	Advancetek Enterprise Co. Ltd.	731,000	1,706
[1]	Scientech Corp.	152,000	1,700
*	Mercuries Life Insurance Co. Ltd.	9,711,043	1,698
	Marketech International Corp.	249,000	1,695
[1]	Chicony Power Technology Co. Ltd.	450,000	1,691
	Synmosa Biopharma Corp.	1,365,669	1,685
[1]	Zero One Technology Co. Ltd.	438,656	1,679
*	TaiMed Biologics Inc.	613,122	1,667
	Global Mixed Mode Technology Inc.	230,199	1,662
	Clevo Co.	1,110,043	1,642
[1]	Solomon Technology Corp.	359,776	1,634
	BES Engineering Corp.	4,402,468	1,630
	Far Eastern Department Stores Ltd.	2,301,043	1,629
*	Weikeng Industrial Co. Ltd.	1,438,000	1,626
[1]	Chenming Electronic Technology Corp.	409,784	1,605
	Promate Electronic Co. Ltd.	805,615	1,604
[1]	Lai Yih Footwear Co. Ltd.	177,000	1,592
	Sinon Corp.	1,141,000	1,571
	Lian HWA Food Corp.	341,000	1,568
	Kenmec Mechanical Engineering Co. Ltd.	639,000	1,555
	Fulgent Sun International Holding Co. Ltd.	451,294	1,541
	EVERGREEN Steel Corp.	566,000	1,524
	Chong Hong Construction Co. Ltd.	557,493	1,523
	Pan Jit International Inc.	966,000	1,522
	Shinkong Synthetic Fibers Corp.	3,537,416	1,519
	Evergreen Aviation Technologies Corp.	387,000	1,511
*	HannStar Display Corp.	6,244,810	1,489
	Cheng Loong Corp.	2,434,920	1,484
	Tainan Spinning Co. Ltd.	3,432,674	1,474
[1]	Nuvoton Technology Corp.	645,000	1,473
[1]	I-Chiun Precision Industry Co. Ltd.	624,247	1,451
*	Chung Hung Steel Corp.	2,816,000	1,447
	Kenda Rubber Industrial Co. Ltd.	1,906,324	1,441
[1]	Advanced Wireless Semiconductor Co.	450,192	1,427
[1]	Run Long Construction Co. Ltd.	1,371,000	1,415
	China Steel Chemical Corp.	484,853	1,408
[1]	Pegavision Corp.	137,514	1,407
	Ton Yi Industrial Corp.	2,316,000	1,404
	Taiwan Paiho Ltd.	809,183	1,394
*,1	Ability Enterprise Co. Ltd.	700,099	1,391
	Yieh Phui Enterprise Co. Ltd.	2,768,670	1,387
[1]	C Sun Manufacturing Ltd.	287,220	1,379
[1]	Chang Wah Electromaterials Inc.	1,055,000	1,367
	G Shank Enterprise Co. Ltd.	509,665	1,359
*	Wafer Works Corp.	1,764,125	1,356
[1]	Hota Industrial Manufacturing Co. Ltd.	744,317	1,354
	WUS Printed Circuit Co. Ltd.	496,555	1,346
*	FocalTech Systems Co. Ltd.	639,258	1,344
*	CSBC Corp. Taiwan	2,491,187	1,343
[1]	Chin-Poon Industrial Co. Ltd.	1,142,072	1,338
	M31 Technology Corp.	81,090	1,335
	Posiflex Technology Inc.	160,822	1,334

		Shares	Market Value ($000)
	Standard Foods Corp.	1,233,708	1,317
	Elite Semiconductor Microelectronics Technology Inc.	789,000	1,311
[1]	Hotai Finance Co. Ltd.	609,370	1,308
	Taiwan Sakura Corp.	451,000	1,298
[1]	Johnson Health Tech Co. Ltd.	256,283	1,297
	Sporton International Inc.	240,666	1,286
*	Lumosa Therapeutics Co. Ltd.	308,234	1,282
	Anpec Electronics Corp.	227,000	1,278
	ASROCK Inc.	145,000	1,277
	Topkey Corp.	210,000	1,270
	Altek Corp.	943,175	1,264
[1]	Shinfox Energy Co. Ltd.	460,445	1,255
[1]	Great Tree Pharmacy Co. Ltd.	246,047	1,254
	Universal Cement Corp.	1,404,000	1,254
	O-Bank Co. Ltd.	4,130,000	1,251
[1]	JSL Construction & Development Co. Ltd.	475,374	1,245
	Nichidenbo Corp.	491,000	1,241
	Chief Telecom Inc.	84,600	1,234
	Kuo Toong International Co. Ltd.	729,662	1,232
*	General Interface Solution GIS Holding Ltd.	805,000	1,230
[1]	CyberPower Systems Inc.	159,000	1,230
*,1	Medigen Vaccine Biologics Corp.	855,544	1,224
	Brighton-Best International Taiwan Inc.	1,045,000	1,219
	Formosa International Hotels Corp.	190,841	1,215
[1]	Allied Supreme Corp.	140,000	1,210
	UPI Semiconductor Corp.	185,000	1,200
	Holy Stone Enterprise Co. Ltd.	448,007	1,197
	YungShin Global Holding Corp.	567,697	1,188
*,1	Andes Technology Corp.	126,000	1,180
[1]	Flytech Technology Co. Ltd.	313,845	1,177
*	TCI Co. Ltd.	269,067	1,169
	Genesys Logic Inc.	265,000	1,164
*	Polaris Group	957,817	1,144
*,1	Grand Pacific Petrochemical	3,282,843	1,141
	China Bills Finance Corp.	2,241,000	1,136
[1]	JPC connectivity Inc.	249,100	1,135
	Hu Lane Associate Inc.	253,887	1,130
	Chang Wah Technology Co. Ltd.	1,083,000	1,105
	TPK Holding Co. Ltd.	1,008,000	1,099
	Delpha Construction Co. Ltd.	1,147,000	1,091
*	United Renewable Energy Co. Ltd.	4,562,129	1,080
	Cathay Real Estate Development Co. Ltd.	1,722,000	1,071
*,1	Egis Technology Inc.	240,000	1,067
*	Ichia Technologies Inc.	780,000	1,063
	SDI Corp.	432,000	1,060
*	Sunplus Technology Co. Ltd.	1,675,000	1,059
*	International CSRC Investment Holdings Co.	2,553,997	1,039
	TSRC Corp.	1,711,046	1,039
[1]	Materials Analysis Technology Inc.	160,356	1,021
*	Microbio Co. Ltd.	1,271,292	1,017
	Gemtek Technology Corp.	1,272,115	1,016
*	RichWave Technology Corp.	262,569	1,011
*,1	RDC Semiconductor Co. Ltd.	195,850	1,010
	Taiwan Semiconductor Co. Ltd.	664,000	1,004
	Ambassador Hotel	712,000	993
[1]	Forcecon Tech Co. Ltd.	262,798	993
[1]	Ability Opto-Electronics Technology Co. Ltd.	255,754	990
	Taiwan PCB Techvest Co. Ltd.	897,102	973
	Taiflex Scientific Co. Ltd.	641,038	967
*,1	Episil Technologies Inc.	774,101	951
	Hsin Kuang Steel Co. Ltd.	688,569	933
	Kung Long Batteries Industrial Co. Ltd.	198,000	928
	Thinking Electronic Industrial Co. Ltd.	204,000	919
[1]	Universal Vision Biotechnology Co. Ltd.	137,255	918
	IEI Integration Corp.	356,716	910
[1]	Weltrend Semiconductor	569,753	896
	Swancor Holding Co. Ltd.	222,000	895
*,1	CyberTAN Technology Inc.	1,023,571	895
	Chun Yuan Steel Industry Co. Ltd.	1,343,000	890
	Actron Technology Corp.	201,895	879

		Shares	Market Value ($000)
	YC INOX Co. Ltd.	1,203,255	860
	Continental Holdings Corp.	1,166,000	859
	Syncmold Enterprise Corp.	373,750	855
	CMC Magnetics Corp.	3,228,758	851
	Bank of Kaohsiung Co. Ltd.	2,131,697	834
[1]	TSEC Corp.	1,564,646	834
	AmTRAN Technology Co. Ltd.	1,881,887	830
[1]	D-Link Corp.	1,511,774	829
	Gourmet Master Co. Ltd.	304,789	817
*	Lung Yen Life Service Corp.	412,000	808
*	China Man-Made Fiber Corp.	3,784,384	803
	UPC Technology Corp.	2,297,065	796
	Dimerco Express Corp.	313,750	795
*	Etron Technology Inc.	890,875	787
[1]	Hung Sheng Construction Ltd.	1,022,620	786
	St. Shine Optical Co. Ltd.	147,419	785
	Advanced International Multitech Co. Ltd.	362,000	777
	China Metal Products	932,515	775
	TYC Brother Industrial Co. Ltd.	570,710	774
	Holtek Semiconductor Inc.	587,279	771
	Darfon Electronics Corp.	660,000	771
[1]	Motech Industries Inc.	1,283,928	770
*	Foresee Pharmaceuticals Co. Ltd.	312,294	765
	Radium Life Tech Co. Ltd.	2,013,107	758
[1]	T3EX Global Holdings Corp.	323,000	758
[1]	Gamania Digital Entertainment Co. Ltd.	354,000	757
	Waffer Technology Corp.	436,439	746
	Zyxel Group Corp.	816,250	743
	Sampo Corp.	889,048	740
*	Taiwan TEA Corp.	1,498,293	732
	PharmaEngine Inc.	297,102	732
*	Longchen Paper & Packaging Co. Ltd.	2,126,707	729
	ZillTek Technology Corp.	107,045	729
	Rechi Precision Co. Ltd.	905,668	722
	Everlight Chemical Industrial Corp.	1,315,649	714
*	Phihong Technology Co. Ltd.	974,520	712
	Xxentria Technology Materials Corp.	476,334	712
	TaiDoc Technology Corp.	171,000	709
	Sincere Navigation Corp.	955,970	702
	USI Corp.	1,924,784	696
*	Ritek Corp.	2,018,048	686
*	Career Technology MFG. Co. Ltd.	1,442,037	685
	Nantex Industry Co. Ltd.	838,000	680
	Zeng Hsing Industrial Co. Ltd.	207,536	678
	Sunny Friend Environmental Technology Co. Ltd.	268,741	675
*	OBI Pharma Inc.	633,936	675
	Alpha Networks Inc.	745,599	658
	FSP Technology Inc.	354,428	654
	Ho Tung Chemical Corp.	2,502,362	652
*	Taiwan-Asia Semiconductor Corp.	979,406	646
[1]	Taiwan Mask Corp.	627,540	646
	Adlink Technology Inc.	281,127	629
	91APP Inc.	224,555	615
	Namchow Holdings Co. Ltd.	454,000	613
*,1	Tong-Tai Machine & Tool Co. Ltd.	558,429	609
	Kaimei Electronic Corp.	317,800	609
	China General Plastics Corp.	1,521,717	606
	Savior Lifetec Corp.	972,728	606
	Firich Enterprises Co. Ltd.	713,815	601
	Cyberlink Corp.	188,076	587
*	Chung Hwa Pulp Corp.	1,417,135	578
*	Federal Corp.	828,505	578
	Chlitina Holding Ltd.	169,569	578
*	First Steamship Co. Ltd.	2,939,850	571
*	Oriental Union Chemical Corp.	1,357,000	566
*,1	Adimmune Corp.	977,343	559
	Lingsen Precision Industries Ltd.	1,132,000	554
	Amazing Microelectronic Corp.	260,085	554
	Darwin Precisions Corp.	1,533,000	551
[1]	Yungshin Construction & Development Co. Ltd.	203,410	546

		Shares	Market Value ($000)
	Asia Polymer Corp.	1,293,151	536
	Panion & BF Biotech Inc.	226,354	530
	Formosan Rubber Group Inc.	635,280	528
	Sonix Technology Co. Ltd.	492,000	526
	Brogent Technologies Inc.	172,293	517
	Sinyi Realty Inc.	607,465	515
	Mercuries & Associates Holding Ltd.	1,275,042	515
	Bioteque Corp.	140,000	514
	AGV Products Corp.	1,416,425	499
	Soft-World International Corp.	154,520	498
	Sensortek Technology Corp.	86,000	498
	Kuo Yang Construction Co. Ltd.	846,000	497
	TA-I Technology Co. Ltd.	346,500	487
	Speed Tech Corp.	347,000	480
	Hong Pu Real Estate Development Co. Ltd.	527,195	480
*	Elitegroup Computer Systems Co. Ltd.	822,647	477
[1]	CHC Healthcare Group	307,727	472
	Rexon Industrial Corp. Ltd.	462,000	463
	Huang Hsiang Construction Corp.	352,599	460
	Wei Chuan Foods Corp.	873,835	459
	KMC Kuei Meng International Inc.	146,000	458
	Advanced Ceramic X Corp.	115,000	456
*	Apex International Co. Ltd.	562,251	451
*	Gigastorage Corp.	1,098,742	449
*	Lealea Enterprise Co. Ltd.	2,022,642	445
	Chia Hsin Cement Corp.	939,180	441
	Tung Thih Electronic Co. Ltd.	232,100	441
	Ultra Chip Inc.	248,000	440
	KEE TAI Properties Co. Ltd.	991,771	417
*,1	ALI Corp.	474,168	412
	Cub Elecparts Inc.	176,606	412
	Iron Force Industrial Co. Ltd.	143,608	402
	Rich Development Co. Ltd.	1,359,440	400
*	PChome Online Inc.	367,104	400
	Infortrend Technology Inc.	542,885	381
*	Basso Industry Corp.	295,000	378
*	Shining Building Business Co. Ltd.	1,192,675	372
*	Medigen Biotechnology Corp.	355,680	363
*	Fittech Co. Ltd.	178,362	355
	ScinoPharm Taiwan Ltd.	609,891	342
*	Li Peng Enterprise Co. Ltd.	1,709,915	341
*	HannsTouch Holdings Co.	1,703,329	340
	Tyntek Corp.	643,250	323
*	Taiwan Styrene Monomer	1,011,579	321
	Taiyen Biotech Co. Ltd.	289,877	320
	Globe Union Industrial Corp.	887,527	294
	Nan Liu Enterprise Co. Ltd.	149,000	292
*	Taigen Biopharmaceuticals Holdings Ltd.	1,088,723	288
	Cenra Inc.	251,000	282
	China Electric Manufacturing Corp.	649,980	274
*	Yeong Guan Energy Technology Group Co. Ltd.	290,919	222
	VIA Labs Inc.	74,000	215
*	Starlux Airlines Co. Ltd.	220,000	189
	Nidec Chaun-Choung Technology Corp.	41,000	168
	Senao International Co. Ltd.	150,107	151
	Union Bank Of Taiwan	158,080	88
	Stark Technology Inc.	15,000	82
*	Shin Foong Specialty & Applied Materials Co. Ltd.	51,469	57
*,3	Taiwan Land Development Corp.	159,840	—
*,3	Pharmally International Holding Co. Ltd.	126,271	—
			757,967
Thailand (0.7%)
	Tisco Financial Group PCL	1,857,950	5,639
	Kiatnakin Bank PCL	1,868,505	3,150
	Thanachart Capital PCL	1,964,295	2,958
	WHA Corp. PCL	25,564,292	2,774
	TIDLOR Holdings PCL	4,908,113	2,628
	CPN Retail Growth Leasehold REIT	7,061,168	2,438
	3BB Internet Infrastructure Fund Class F	12,627,263	2,337

		Shares	Market Value ($000)
	Bangchak Corp. PCL	2,230,300	2,316
	Com7 PCL Class F	3,342,200	2,219
	KCE Electronics PCL	2,691,200	2,028
	Sansiri PCL	43,577,800	1,970
	Cal-Comp Electronics Thailand PCL Class F	9,760,500	1,968
	Central Plaza Hotel PCL	1,981,190	1,722
[1]	VGI PCL	25,238,361	1,614
	Supalai PCL	3,374,850	1,610
	Bangkok Chain Hospital PCL	3,627,548	1,556
[1]	Bangkok Life Assurance PCL NVDR	2,836,700	1,534
	Bangkok Commercial Asset Management PCL (XBKK)	5,856,200	1,494
*	Energy Absolute PCL (XBKK)	16,579,082	1,459
	CH Karnchang PCL	3,360,100	1,381
	Thaifoods Group PCL Class F	9,089,900	1,369
	Thailand Future Fund	7,495,000	1,364
	Hana Microelectronics PCL	1,921,646	1,347
	MBK PCL (XBKK)	2,384,476	1,230
	AP Thailand PCL	5,448,456	1,206
	Siam Global House PCL	5,777,031	1,190
	TTW PCL	4,216,500	1,153
	Amata Corp. PCL	2,289,997	1,113
	Betagro PCL	2,047,700	1,106
	Sri Trang Agro-Industry PCL	2,508,923	1,077
	IRPC PCL	34,207,600	1,072
	Mega Lifesciences PCL	1,120,800	1,052
	Bangkok Airways PCL	2,213,800	1,012
	Tipco Asphalt PCL	2,155,800	982
	WHA Premium Growth Freehold & Leasehold REIT Class F	3,366,786	936
	Quality Houses PCL	20,205,333	882
	Thai Vegetable Oil PCL	1,253,110	870
	Star Petroleum Refining PCL	4,930,000	857
	I-TAIL Corp. PCL	1,862,400	835
	BCPG PCL	3,966,737	810
	Dhipaya Group Holdings PCL	1,323,900	769
	Plan B Media PCL Class F	4,707,572	760
	Chularat Hospital PCL Class F	14,217,660	760
	JMT Network Services PCL	2,180,223	736
	Sri Trang Gloves Thailand PCL	3,334,200	718
*,1	Jasmine Technology Solution PCL	700,000	697
	Thoresen Thai Agencies PCL	5,063,541	673
	Gunkul Engineering PCL	12,734,983	672
	AEON Thana Sinsap Thailand PCL	217,300	656
	TOA Paint Thailand PCL	1,449,000	620
*	Thonburi Healthcare Group PCL	2,163,500	592
*	Stecon Group PCL	2,953,515	582
	PTG Energy PCL	2,735,407	564
	MK Restaurants Group PCL	794,300	563
*,1	Jasmine International PCL	11,571,920	540
	Dohome PCL (XBKK)	4,209,898	516
	Banpu Power PCL	2,053,800	499
	Bangkok Land PCL	32,133,500	491
	CK Power PCL	5,993,331	479
	TQM Alpha PCL	920,200	428
	Central Plaza Hotel PCL NVDR	489,800	426
[1]	AP Thailand PCL NVDR	1,821,600	403
	SPCG PCL	1,561,900	392
	TPI Polene Power PCL	5,731,700	389
*	SKY ICT PCL	970,817	379
	Major Cineplex Group PCL	1,424,644	368
[1]	Jaymart Group Holdings PCL	1,550,800	362
	GFPT PCL	1,185,600	351
	Tisco Financial Group PCL NVDR	115,350	350
*	Thaicom PCL	1,300,540	343
	Taokaenoi Food & Marketing PCL Class F	1,764,100	323
[1]	Bangchak Sriracha PCL	1,954,900	299
	Forth Corp. PCL	1,373,100	296
	Pruksa Holding PCL	1,815,100	248
*,3	Thai Airways International PCL	3,045,000	237
	Precious Shipping PCL	1,096,200	221
	Precious Shipping PCL NVDR	1,095,000	220

		Shares	Market Value ($000)
*	Super Energy Corp. PCL	43,892,000	188
	Ratchthani Leasing PCL	3,496,075	178
	North Bangkok Power Plant Block 1 Infrastructure Fund - EGAT Class F	915,862	168
	BEC World PCL	1,334,500	106
*	Singer Thailand PCL (Registered)	564,500	90
	LPN Development PCL	1,564,208	83
*	Pruksa Real Estate PCL	1,063,290	73
	AEON Thana Sinsap Thailand PCL NVDR	23,200	70
	Ramkhamhaeng Hospital PCL Class F	61,079	33
	Vibhavadi Medical Center PCL	593,132	27
	TPI Polene PCL	119,457	3
			85,199
Turkiye (0.2%)
*	Pasifik Eurasia Lojistik Dis Ticaret A/S	725,027	1,650
*	Peker Gayrimenkul Yatirim Ortakligi A/S	11,905,968	1,579
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	1,048,489	1,470
	Yeni Gimat Gayrimenkul Ortakligi A/S	606,512	1,307
*	Ral Yatirim Holding A/S	415,883	1,279
	Katilimevim Tasarruf Finansman A/S	3,472,459	825
*	Bera Holding A/S	2,003,277	824
	Albaraka Turk Katilim Bankasi A/S	3,681,988	823
	Logo Yazilim Sanayi Ve Ticaret A/S	206,281	813
	Global Yatirim Holding A/S	3,390,647	745
*	Izdemir Enerji Elektrik Uretim A/S	3,726,401	716
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	1,447,472	708
	AKIS Gayrimenkul Yatirimi A/S	4,013,979	693
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	6,131,557	670
	Sekerbank Turk A/S	4,436,999	638
*	Tukas Gida Sanayi ve Ticaret A/S	8,305,828	551
*	Isiklar Enerji ve Yapi Holding A/S	1,678,985	531
*	Europen Endustri Insaat Sanayi VE Ticaret A/S	3,212,102	524
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	9,930,295	516
*	BatiSoke Soke Cimento Sanayii TAS	1,401,950	479
*	Fenerbahce Futbol A/S	1,431,435	476
*	Qua Granite Hayal	2,765,565	468
*	ODAS Elektrik Uretim ve Sanayi Ticaret A/S	3,283,889	441
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	1,218,923	422
*	Is Finansal Kiralama A/S	935,634	409
*	Biotrend Cevre VE Enerji Yatirimlari A/S	782,242	409
	Polisan Holding A/S	4,043,040	404
*	Hitit Bilgisayar Hizmetleri A/S	350,707	389
*	Pasifik Donanim VE Yazilim Bilgi Teknolojileri A/S Class B	598,184	386
*	Tumosan Motor ve Traktor Sanayi A/S	130,180	384
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	43,152	373
	Bursa Cimento Fabrikasi A/S	1,916,006	354
*	Link Bilgisayar Sistemleri Yazilimi Ve Donanimi Sanayi Ve Ticaret A/S	24,158	347
	SUN Tekstil Sanayi Ve Ticaret A/S	336,462	342
	Suwen Tekstil Sanayi Pazarlama A/S	1,214,505	317
*	Karsan Otomotiv Sanayii Ve Ticaret A/S	1,267,511	314
*	Aksigorta A/S	1,681,923	300
*	Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S	219,374	294
*	Kerevitas Gida Sanayi ve Ticaret A/S	776,470	292
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	4,246,696	290
*	Oyak Yatirim Menkul Degerler A/S	289,134	265
	Ebebek Magazacilik A/S	220,704	263
*	Odine Solutions Teknoloji Ticaret VE Sanayi A/S	81,978	252
*	Izmir Demir Celik Sanayi A/S	1,736,294	246
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	356,604	242
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	619,912	239
*	Bagfas Bandirma Gubre Fabrikalari A/S	241,082	222
	Kimteks Poliuretan Sanayi VE Ticaret A/S	549,763	213
*	Imas Makina Sanayi A/S	1,814,275	211
*	Karel Elektronik Sanayi ve Ticaret A/S	905,582	201
*	Tat Gida Sanayi A/S	473,651	147
*	Kartonsan Karton Sanayi ve Ticaret A/S	63,591	136
*	Esenboga Elektrik Uretim A/S	36,028	85
*	Erciyas Celik Boru Sanayi A/S	34,952	70
*	Marti Otel Isletmeleri A/S	520,359	48
	Kervan Gida Sanayi Ve Ticaret A/S	846,270	45

		Shares	Market Value ($000)
*	Zorlu Enerji Elektrik Uretim A/S	1	—
			27,637
United Arab Emirates (0.2%)
	Dana Gas PJSC	18,992,957	3,960
	Abu Dhabi National Hotels	27,565,060	3,744
	GFH Financial Group BSC	10,026,316	3,542
*,3	Gulf Navigation Holding PJSC	1,298,975	2,121
*	RAK Properties PJSC	4,747,146	1,984
	Ajman Bank PJSC	3,742,856	1,505
	Agthia Group PJSC	1,101,333	1,278
	Amanat Holdings PJSC	3,943,587	1,265
*	AL Seer Marine Supplies & Equipment Co. LLC	581,274	614
*,3	Arabtec Holding PJSC	2,033,180	—
			20,013
United Kingdom (7.7%)
	Games Workshop Group plc	108,707	23,292
	LondonMetric Property plc	7,326,897	18,439
	Spectris plc	324,160	17,022
	IG Group Holdings plc	1,112,117	16,560
	Aberdeen Group Plc	5,968,060	15,748
	Tritax Big Box REIT plc	8,124,790	15,113
	Investec plc	1,939,958	14,350
*	Carnival plc	479,042	13,035
	Johnson Matthey plc	556,638	12,970
	Bellway plc	377,283	12,348
	Cranswick plc	172,216	12,061
	ITV plc	11,073,233	12,011
	Rotork plc	2,782,761	11,936
	Balfour Beatty plc	1,665,180	11,900
	Babcock International Group plc	841,139	11,532
	TBC Bank Group plc	175,585	11,223
	Inchcape plc	1,196,888	11,077
	Drax Group plc	1,175,492	10,979
	Lion Finance Group plc	107,097	10,737
	Plus500 Ltd.	233,076	10,344
	Pennon Group plc	1,562,738	10,324
	QinetiQ Group plc	1,574,580	10,323
	Shaftesbury Capital plc	4,872,818	10,154
	TP ICAP Group plc	2,508,229	10,125
[2]	Quilter plc	4,383,799	9,796
	Just Group plc	3,382,341	9,407
	Serco Group plc	3,323,896	9,159
	Softcat plc	423,928	9,118
	Derwent London plc	351,882	8,944
	OSB Group plc	1,196,609	8,753
	Morgan Sindall Group plc	142,224	8,629
	Tate & Lyle plc	1,200,867	8,479
	Man Group plc	3,889,669	8,447
*,2	Deliveroo plc	3,576,123	8,359
*	Vistry Group plc	1,067,491	8,181
*	Ocado Group plc	1,965,956	8,148
	easyJet plc	1,229,255	7,971
	Paragon Banking Group plc	633,963	7,560
	Big Yellow Group plc	612,262	7,549
	International Workplace Group plc	2,509,411	7,322
	Genus plc	217,165	7,112
	Canal & SA France (XLON)	2,247,704	7,110
	Hill & Smith plc	263,349	7,088
	Dunelm Group plc	438,753	7,038
	Baltic Classifieds Group plc	1,476,967	6,989
	Assura plc	10,585,951	6,971
	AJ Bell plc	983,989	6,969
	Mitie Group plc	3,708,487	6,877
	Grafton Group plc GDR	583,798	6,844
	Greggs plc	324,277	6,743
	Sirius Real Estate Ltd.	4,898,298	6,725
	Lancashire Holdings Ltd.	802,942	6,630
	Computacenter plc	218,368	6,600
[2]	JTC plc	522,443	6,458

		Shares	Market Value ($000)
	Chemring Group plc	881,078	6,381
	Grainger plc	2,306,156	6,235
	Safestore Holdings plc	700,765	6,214
	Hammerson plc	1,575,373	6,156
	Coats Group plc	6,267,995	6,114
	SSP Group plc	2,611,337	5,869
	Telecom Plus plc	240,557	5,861
	Volution Group plc	649,373	5,756
	Great Portland Estates plc	1,276,860	5,713
	WH Smith plc	418,843	5,654
	Savills plc	436,245	5,629
[1]	Energean plc	466,173	5,626
	Premier Foods plc	2,167,991	5,510
[2]	Bridgepoint Group plc	1,277,718	5,509
	Firstgroup plc	1,851,368	5,508
[1]	Primary Health Properties plc	4,318,138	5,469
*	Currys plc	3,389,857	5,044
*,2	Trainline plc	1,364,364	4,899
	Travis Perkins plc	680,214	4,873
	Bodycote plc	580,267	4,871
	Spirent Communications plc	1,885,623	4,848
	Greencore Group plc	1,427,151	4,846
	Harbour Energy plc	1,829,468	4,811
	Rathbones Group plc	187,287	4,722
*	Helios Towers plc	2,894,739	4,537
	Pets at Home Group plc	1,497,906	4,512
	Elementis plc	1,937,531	4,434
	Renishaw plc	113,048	4,432
	Hays plc	5,249,964	4,413
	Breedon Group plc	924,886	4,409
	Oxford Instruments plc	181,302	4,334
	4imprint Group plc	90,231	4,274
	Supermarket Income REIT plc	4,050,736	4,264
	Clarkson plc	92,472	4,211
	MONY Group plc	1,587,722	4,201
	Genuit Group plc	809,749	4,159
	Dowlais Group plc	4,321,423	3,993
	Pan African Resources plc	5,605,413	3,964
	Keller Group plc	225,257	3,934
	IntegraFin Holdings plc	817,247	3,869
*,2	Trustpilot Group plc	1,164,741	3,841
	Hochschild Mining plc	1,038,647	3,817
	Playtech plc	725,774	3,810
*,1	Oxford Nanopore Technologies plc	1,414,203	3,791
	Domino's Pizza Group plc	1,156,125	3,660
	Pagegroup plc	1,033,031	3,613
	Senior plc	1,302,751	3,472
*,2	Watches of Switzerland Group plc	750,433	3,451
	Ashmore Group plc	1,457,398	3,359
*	Mitchells & Butlers plc	843,987	3,076
	Future plc	328,472	3,072
	Zigup plc	681,429	3,016
*	Frasers Group plc	331,892	3,005
[1]	C&C Group plc	1,235,813	2,887
	Vesuvius plc	614,543	2,884
	Hilton Food Group plc	257,149	2,883
	Moonpig Group plc	1,015,792	2,871
	Morgan Advanced Materials plc	927,957	2,839
	AG Barr plc	306,380	2,783
[1]	Diversified Energy Co. plc	178,730	2,681
*	Close Brothers Group plc	483,753	2,571
*	Molten Ventures plc	548,943	2,567
	Victrex plc	282,161	2,554
	Kainos Group plc	261,159	2,548
[2]	Ibstock plc	1,278,552	2,531
	J D Wetherspoon plc	253,038	2,508
[2]	Spire Healthcare Group plc	860,639	2,464
	Jupiter Fund Management plc	1,377,096	2,341
	Workspace Group plc	444,949	2,333
	Bytes Technology Group plc (XLON)	482,545	2,328

		Shares	Market Value ($000)
*	IP Group plc	3,144,243	2,321
[2]	Petershill Partners plc	715,033	2,214
	Ninety One plc	833,951	2,067
*	Auction Technology Group plc	312,056	2,026
*,1	Alphawave IP Group plc	889,297	2,024
	Wickes Group plc	692,111	2,021
	Marshalls plc	738,252	2,014
	Dr. Martens plc	1,837,027	1,960
	Picton Property Income Ltd.	1,787,667	1,852
	NCC Group plc	893,242	1,772
	RHI Magnesita NV	55,782	1,756
[2]	Bakkavor Group plc	560,987	1,737
	Crest Nicholson Holdings plc	720,436	1,734
	Ithaca Energy plc	607,426	1,395
*	PureTech Health plc	684,502	1,292
	Rank Group plc	600,602	1,241
*	AO World plc	992,884	1,218
	Bytes Technology Group plc	236,220	1,135
[2]	CMC Markets plc	337,036	1,010
	Essentra plc	703,374	971
	Liontrust Asset Management plc	201,214	944
*,1	Raspberry PI Holdings plc	166,537	906
*,1	THG plc	2,106,893	840
*,1,2	Aston Martin Lagonda Global Holdings plc	882,042	811
*	Mobico Group plc	1,589,466	761
*,1	Tullow Oil plc	3,840,385	724
*,1	ASOS plc	174,309	713
	PZ Cussons plc	758,392	702
*,3	John Wood Group plc	2,231,985	544
	CLS Holdings plc	497,464	438
	FDM Group Holdings plc	272,395	437
*,3	Home REIT plc	1,308,650	207
*,2,3	Finablr plc	496,892	—
*,3	Carillion plc	961,048	—
			876,980
United States (0.0%)
	Sandstorm Gold Ltd.	40,000	375
Total Common Stocks (Cost $9,891,120)			11,267,824
Preferred Stocks (0.2%)
	Sixt SE Preference Shares	55,255	3,853
	Danieli & C Officine Meccaniche SpA Preference Shares	117,487	3,820
	Marcopolo SA Preference Shares	2,146,132	3,166
	Draegerwerk AG & Co. KGaA Preference Shares	29,479	2,352
	Unipar Carbocloro SA Preference Shares Class B	175,700	1,725
	Banco do Estado do Rio Grande do Sul SA Class B Preference Shares	666,898	1,306
	Banco Pan SA Preference Shares	902,719	1,256
	Banco ABC Brasil SA Preference Shares	280,900	1,083
	Raizen SA Preference Shares	3,943,320	1,000
	Corem Property Group AB Preference Shares	38,047	951
	Alpargatas SA Preference Shares	501,000	766
	Randon SAImplementos E Participacoes Preference Shares	599,637	761
	Daishin Securities Co. Ltd. Preference Shares	47,512	665
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	537,800	636
*	Azul SA Preference Shares	2,819,955	337
	Taurus Armas SA Preference Shares	240,250	209
*,3	Mechel PJSC Preference Shares	434,330	—
*,3	Rosseti Lenenergo PJSC Preference Shares	305,131	—
Total Preferred Stocks (Cost $26,225)			23,886
Rights (0.0%)
*,3	AHL Strom-Munksjo OYJ	29,401	599
*	Inox Wind Ltd. Exp 8/20/2025	135,234	47
*	Randon SA Implementos e Participacoes Exp 8/19/2025	47,997	1
*	Kinea High Yield CRI - FII Exp. 8/6/2025	19,601	—
Total Rights (Cost $444)			647
Warrants (0.0%)
*,1,3	Webuild SpA Exp. 8/2/2030	104,185	103

		Shares	Market Value ($000)
*	Minerva SA Exp. 4/7/2028	288,082	93
*	Dagang NeXchange Bhd. Exp 7/23/2030	3,069,300	65
*	VGI PCL Exp. 9/3/2025	1,814,176	29
*	VGI PCL Exp. 5/23/2027 (XBKK)	4,948,352	5
*	Malaysian Resources Corp. Bhd. Exp. 10/29/2027	430,554	4
*	VGI PCL Exp. 5/23/2027	542,670	—
Total Warrants (Cost $—)			299
Temporary Cash Investments (4.2%)
Money Market Fund (4.2%)
[4,5]	Vanguard Market Liquidity Fund, 4.367% (Cost $478,807)	4,789,152	478,867
Total Investments (103.5%) (Cost $10,396,596)			11,771,523
Other Assets and Liabilities—Net (-3.5%)			(393,372)
Net Assets (100%)			11,378,151
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $409,702.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $498,419, representing 4.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $453,114 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	September 2025	114	12,655	399
MSCI EAFE Index	September 2025	370	48,348	(850)
S&P TSX 60 Index	September 2025	63	14,744	337
MSCI Emerging Markets Index	September 2025	384	23,775	154
				40

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of Montreal	9/17/2025	CAD	13,762	USD	10,114	—	(159)
State Street Bank & Trust Co.	9/17/2025	CAD	11,642	USD	8,512	—	(90)
State Street Bank & Trust Co.	9/17/2025	EUR	7,469	USD	8,644	—	(92)
Barclays Bank plc	9/17/2025	GBP	648	USD	877	—	(20)
UBS AG	9/17/2025	INR	1,432,961	USD	16,658	—	(327)
State Street Bank & Trust Co.	9/17/2025	INR	516,929	USD	6,014	—	(123)
Royal Bank of Canada	9/17/2025	JPY	1,700,000	USD	11,728	—	(393)
JPMorgan Chase Bank, N.A.	9/17/2025	JPY	523,342	USD	3,649	—	(160)
State Street Bank & Trust Co.	9/17/2025	JPY	286,160	USD	1,976	—	(68)
Standard Chartered Bank	9/17/2025	USD	2,525	AUD	3,861	41	—
State Street Bank & Trust Co.	9/17/2025	USD	2,212	BRL	12,525	2	—
Toronto-Dominion Bank	9/17/2025	USD	5,072	CAD	6,941	51	—
Citibank, N.A.	9/17/2025	USD	2,830	CAD	3,860	38	—
Morgan Stanley Capital Services Inc.	9/17/2025	USD	1,178	CAD	1,600	20	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
State Street Bank & Trust Co.	9/17/2025	USD	8,242	CHF	6,683	—	(35)
JPMorgan Chase Bank, N.A.	9/17/2025	USD	4,200	DKK	27,216	23	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	17,888	EUR	15,550	85	—
State Street Bank & Trust Co.	9/17/2025	USD	6,800	GBP	5,012	178	—
BNP Paribas	9/17/2025	USD	2,496	HKD	19,437	9	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	26,169	JPY	3,752,222	1,150	—
UBS AG	9/17/2025	USD	1,368	KRW	1,841,150	45	—
State Street Bank & Trust Co.	9/17/2025	USD	3,368	NOK	33,870	91	—
UBS AG	9/17/2025	USD	548	PLN	2,051	1	—
UBS AG	9/17/2025	USD	6,590	SEK	62,836	151	—
BNP Paribas	9/17/2025	USD	1,168	SGD	1,491	15	—
BNP Paribas	9/17/2025	USD	7,459	TWD	217,343	163	—
						2,063	(1,467)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
NOK—Norwegian krone.
PLN—Polish zloty.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
At July 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $756 in connection with open forward currency contracts.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	2,002,074	—	—	2,002,074
Common Stocks—Other	49,860	9,197,848	18,042	9,265,750
Preferred Stocks	12,245	11,641	—	23,886
Rights	1	47	599	647
Warrants	196	—	103	299
Temporary Cash Investments	478,867	—	—	478,867
Total	2,543,243	9,209,536	18,744	11,771,523
Derivative Financial Instruments
Assets
Futures Contracts[1]	890	—	—	890
Forward Currency Contracts	—	2,063	—	2,063
Total	890	2,063	—	2,953
Liabilities
Futures Contracts[1]	(850)	—	—	(850)
Forward Currency Contracts	—	(1,467)	—	(1,467)
Total	(850)	(1,467)	—	(2,317)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.